As filed with the Securities and Exchange Commission on April 29, 2021

Registration No. 333- 187920

811- 08750

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No.  9

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No.    225

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (914) 627-3630

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485

    X       on May 1 2021, pursuant to paragraph (b) of Rule 485

             60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

             This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Separate Account VA BNY

Supplement Dated May 1, 2021

to the

Prospectus dated May 1, 2021

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Axiom NY Variable Annuity dated May 1, 2021

Transamerica Variable Annuity Series	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica LandmarkSM NY Variable Annuity
Transamerica AxiomSM NY Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.50%	1.60%

GROWTH PERCENTAGE

5.00%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

SINGLE LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*
0-58	0.00%
59-64	3.75%
65-80	5.00%
≥ 81	5.50%

JOINT LIFE WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Joint Life Option*
0-58	0.00%
59-64	3.25%
65-80	4.50%
≥ 81	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Transamerica Inspire® Variable Annuity	333-215599
Transamerica AxiomSM II	333-186033	Transamerica Variable Annuity I-Share	333-186035
Transamerica PrincipiumSM III	333-186034	Transamerica LandmarkSM NY Variable Annuity	33-83560
Transamerica AxiomSM NY Variable Annuity	333-187920

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Transamerica PrincipiumSM III
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica Inspire® Variable Annuity	Transamerica AxiomSM NY Variable Annuity
Transamerica LandmarkSM NY Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.85%	1.95%
Base Benefit Designated Allocation Group B	1.40%	1.50%
Base Benefit Designated Allocation Group C	0.95%	1.05%
Death Benefit	0.40%	0.35%

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.50%	3.00%
65-80	4.75%	4.25%
≥ 81	5.25%	4.75%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Financial Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185574	Transamerica PrincipiumSM III	333-186034
Transamerica AxiomSM II	333-186033	Transamerica Variable Annuity I-Share	333-186035
Transamerica Inspire® Variable Annuity	333-215599	Transamerica AxiomSM NY Variable Annuity	333-187920
Transamerica LandmarkSM NY Variable Annuity	33-83560

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA BNY
By
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
The Transamerica AxiomSM NY Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you invest in the subaccounts. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You may choose any combination of these investment choices.
This prospectus and the underlying fund prospectuses give you important information about the policy and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica AxiomSM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2021. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the policy can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2021
Statement of Additional Information Date: May 1, 2021

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - The Bond Fund of AmericaSM - Class 2	American Funds - The Bond Fund of AmericaSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
APPENDIX
Hypothetical Adjusted withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders	126
APPENDIX
Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® rider	130
APPENDIX
RIDER GRID VARIATIONS	132
v

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Administrative Office - Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization) - When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date - The date upon which annuity payments are to commence.
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Cash Value - The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
fixed account - One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount - The amount that can be withdrawn each year without incurring any surrender charges.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options - The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value - On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
separate account - Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.

written notice - Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 5% of premium payments surrendered within five years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.15% if you choose the Return of Premium Death Benefit
•	1.35% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - The Bond Fund of AmericaSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Allocation VIP Fund - Class 4
•	0.15% if you choose the TA MSCI EAFE Index - Service Class
•	0.15% if you choose the TA S&P 500 Index - Service Class
If you elect the Access Rider, then there is a fee equal to an effective annual rate of 0.20% of the daily net asset value in the subaccounts.
If you elected the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elected the Retirement Income Max® rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elected the Retirement Income Choice® 1.6 rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges. You may have to pay income tax and a tax penalty on any money you take out.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	You may generally make transfers and/or change the allocation of additional premium payments by electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect to purchase an optional rider which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase your policy. This feature is called the “Access Rider”. There is an extra charge for this rider.
•	If you elected to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elected this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	If you elected to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® rider.” If you elected the Retirement Income Max® rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	If you elected to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 rider.” If you elected the Retirement Income Choice® 1.6 rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2020) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Financial Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	5%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including underlying fund portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.00%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.15%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Access Rider	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.85%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available(6):
Retirement Income Max® rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)
Base Benefit	2.50%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187920).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available:
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued December 12, 2011 to April 30, 2017)
Base Benefit	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available:
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued before May 1, 2014)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
Retirement Income Choice® rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.35%	1.60%
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.65%	1.90%

	Maximum	Current
Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Initial Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Total Retirement Income Choice® with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.60%	1.85%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.70%	1.95%
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Total Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.70%	1.95%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2020 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.41%
Highest Gross	1.34%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Examples assume that you invest $10,000 in the policy for the time periods indicated. The Examples also assume that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2020, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income Choice® 1.6 rider - Joint Life Option with additional Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If the policy is surrendered at the end of the applicable time period (without Access Rider):
1 Year	$1,053
3 Years	$2,116
5 Years	$3,227
10 Years	$6,594
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Access Rider):
1 Year	$ 603
3 Years	$1,846
5 Years	$3,137
10 Years	$6,594
If the policy is surrendered at the end of the applicable time period (with Access Rider):
1 Year	$ 623
3 Years	$1,902
5 Years	$3,226
10 Years	$6,746
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Access Rider):
1 Year	$ 623
3 Years	$1,902
5 Years	$3,226
10 Years	$6,746
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distribution of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Services Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, icnluding non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will; not exceed the maximum Special Service Fee shown above.

4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - The Bond Fund of AmericaSM - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Allocation VIP Fund - Class 4 (0.15%), TA MSCI EAFE Index - Service Class (0.15%) and TA S&P 500 Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Access Rider: The fee is a percentage of the daily net asset value in the separate account.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee,  the Fund Facilitation fee, plus the Access Rider fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider and Retirement Income Choice® 1.2 rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider or Retirement Income Choice® 1.2 rider with the following option - Death Benefit. The charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Examples don't reflect special service fees or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.

THE ANNUITY POLICY
This prospectus describes the Transamerica AxiomSM NY Variable Annuity policy offered by the Company.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account during the income phase also depends upon the investment performance of your subaccounts.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment;
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies);
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-business days or after our close of business on business days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.

INVESTMENT OPTIONS
The Transamerica AxiomSM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.

In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, You cannot transfer values out of the Fixed Account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.

We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the five years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	5%
1 – 2	4%
2 – 3	3%
3 – 4	2%
4 – 5	1%
more than 5	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $800 on the remaining $20,000 [4% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $3,600 [4% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal.
Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase the policy. There is an extra charge for this rider. See “Access Rider”.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.

Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Access Rider
If you elect the Access Rider, there is a daily rider fee at an annual rate of 0.20% of the daily net asset value in the separate account.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each investment option in proportion to the amount of Policy Value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.50%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2020 we received approximately $16.4 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2020, TCI and its affiliates received payments that totaled approximately $1.9 million. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Alliance Bernstein • Allianz Global Investors •  American Century Investments • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss, LLC • BlackRock Investment Management, LLC • BNY Mellon • Capital Group • Charles Schwab Investment Management • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Goldman Sachs Asset Management • Hartford Funds • Ivy Investments•  Janus Henderson Investors • John Hancock Investments • Legg Mason Global Asset Management • Milliman Financial Risk Management LLC • MFS Investment Management • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • PGIM Investments • Pacific Investment Management Company • PineBridge Investments LLC • Principal Global Investors • Putnam Investments • QMA • Rockefeller Capital Management • Systematic Financial Management • T. Rowe Price • Thompson Siegel & Walmsley LLC • The Vanguard Group, Inc. • Virtus Investment Partners • Wellington Management Company LLP and Wells Fargo Asset Management.
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy.
Withdrawals may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Note: The optional Access Rider eliminates all surrender charges during the accumulation phase. You can elect this rider only at the time you purchase the policy. There is an extra charge for this rider.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.

Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
Other Annuity Payment Options may be arranged by agreement with the Company. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If You Annuitize before the maximum Annuity Commencement Date, the payments You receive under the Annuity Payment Options may be less than the guaranteed minimum payments You are entitled to under a GLWB rider (if elected). Please consult Your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.

DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.

Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.

Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.
If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”

Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.

Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.

Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent professional to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning professional for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.

Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Electronic Transactions
Currently, certain transactions may be made using electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the electronic devices may not always be available. Any electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your electronic transaction privileges at any time without revoking all owners' privileges. We may deny electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Access Rider
You may elect to purchase the optional “Access Rider” which eliminates all surrender charges during the accumulation phase. You can only elect this rider at the time you purchase your policy.

Please note that the Access Rider does not modify other provisions including the systematic payout option.
Rider Fee. A rider fee equal to an effective annual rate of 0.20% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider.
Termination. The rider is irrevocable.
Please note: The rider fee is deducted in all years during the accumulation phase, even if you have not made any premium payments in the immediately preceding five years.
The Access Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Guaranteed Lifetime Withdrawal Benefits
You may have elected one of the following optional riders under the policy that offers Guaranteed Lifetime Withdrawal Benefits. Effective March 31, 2021 these riders are no longer available for new sales.
•	Living Benefits Rider
•	Retirement Income Max® rider
•	Retirement Income Choice® 1.6 rider
Please Note: There are investment restrictions associated with these benefits that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. Withdrawals taken while the contract value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for You.
The following benefits are also no longer available, but if you have previously elected one of these riders you can still upgrade:
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
•	Retirement Income Choice® 1.4 rider
•	Retirement Income Choice® 1.2 rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
Living Benefits Rider – No Longer Available
If you elected to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM rider) it provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.

•	If you elected the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elected the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elected the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:
•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.

•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elected the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica

Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion . Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Living Benefits Rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Living Benefits Rider.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

Retirement Income Max® Rider – No Longer Available
If you elected the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
If you elected to purchase the optional Retirement Income Max® rider, it provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elected the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained age 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See - Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187920).
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth percentage, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.

Designated Investment Options. If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elected this option.
•	The rider fee may be greater if this option is elected.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187920).
For riders issued as part of the new policy application process: In order for the rider fee percentages disclosed in the applicable Rate Sheet Prospectus supplement to apply Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee percentages disclosed in the application Rate Sheet Prospectus Supplement to apply Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;

(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.

Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider – No Longer Available
If you elected the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company's requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
If you elected to purchase the optional Retirement Income Choice® 1.6 rider, it provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elected the Retirement Income Choice® 1.6 rider you cannot elect the Living Benefits Rider or the Retirement Income Max® riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.

Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that is used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement attached to your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplements. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187920).
We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, or withdrawal percentages.
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your rider election form must be signed and received in good order while this Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.

Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 - Additional Options
You may have elected the following options with this rider (the options are not mutually exclusive):
•	Death Benefit; and
•	Joint Life.
There is an additional fee if you elected the Death Benefit option under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value . After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.

Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements).
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option. (Please see Spousal Continuation section for more detail regarding annuitant’s spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 333-187920).
For riders issued as part of the new policy application process: In order for the rider fee percentages disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee percentages disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.

Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.

Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.

When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount form the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to tax reporting and rollover requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to government, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our operational results, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners (semi-) governmental agencies and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.

The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to our reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. Especially if and to the extent we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against our information security strategy, we may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. For example, the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
In addition, we analyze personal information and customer data to better manage our business subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restriction and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Financial Life Insurance Company
Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com) and Standard & Poor’s Rating Services (www.standardandpoors.com).
The Separate Account
The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefor bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 5% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
During 2020, in general, payments calculated as a percentage of sales ranged from 7 basis points (0.07%) to 75 basis points (0.75%), payments calculated as a percentage of assets under management ranged from 2.5 basis points (0.025%) to 16 basis points (0.16%), and flat annual fees ranged from $5,000 to $500,000, which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of 2020, TCI had revenue sharing agreements with more than 69 brokers and other financial intermediaries including, without limitation:
Advisor Group, Inc.• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  BBVA Securities, Inc. •  Bruderman Brothers• Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  Centarus Financial, Inc. • Cetera Financial Group, Inc. •  CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. •  Citizens Securities Inc. • CUSO Financial • D.A. Davidson & Co., Inc. •  Edward D. Jones & Co., L.P. •  Equitable Network, LLC •  • Equity Services, Inc. • FSC Securities Corporation •  Financial Data Services, Inc. •  Geneos Wealth Management, Inc. • GWFS Equities Inc. •  GW Sherwold Associates,

Inc.• Hantz Financial Services, Inc. • HD Investment Services • Huntington Investment Company •  Investacorp, Inc. • Infiniex Investments, Inc. • J.P. Morgan Securities LLC •  James T. Borello & Co, • Janney Montgomery Scott, LLC •  Kestra Investment Services •  KMS Financial Services Inc. • LPL Financial Corp. • Logan Group Securities • M&T Securities, Inc. • Merrill Lynch • MML Investors Services • Morgan Stanley Smith Barney • Mutual of Omaha Investor Services, Inc. • National Financial Services, Inc. • Next Financial • Oppenhaiemer & Co. • Park Avenue Securities•  Parkland Securities, LLC • Pershing LLC • Pursche Kaplan Sterling Financial •  Raymond James and Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial Corporation • Stifel Nicolaus & Company Inc. •  SunTrust Investment Services Inc.• TD Ameritrade • Triad Advisors, Inc. • Trinity Wealth. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Waddell Reed • Wells Fargo Advisors, LLC • Wentworth Financial Partners • Woodbury Financial Services
For the calendar year ended December 31, 2020 TCI paid approximately $34.4 million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2021, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Financial Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - The Bond Fund of AmericaSM - Class 2(4)	American Funds - The Bond Fund of AmericaSM - Class 2(4)	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Government Money Market - Service Class(3)	Transamerica BlackRock Government Money Market VP - Service Class(3)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class	Transamerica International Growth VP - Service Class	TDAM USA Inc.
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return, consistent with the appreciation of capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market subaccount may become extremely low and possibly negative.
(4)	Effective on or about May 1, 2021 the American Funds – Bond Fund will be renamed American Funds – The Bond Fund of AmericaSM.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in these subaccounts on December 9, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 9, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Seek capital growth.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S& P 500® Index.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to achieve capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation. Secondary goal is income.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Seeks long-term growth of capital.
Janus Henderson Global Research Portfolio – Service Shares	Janus Henderson Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Seeks long-term growth of capital.
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Seeks total return.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: To maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Seeks capital appreciation. Secondary goal is income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Seeks capital appreciation.
Effective December 12, 2011, the Invesco V.I. Value Opportunities Fund (Series II) was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST – Initial Class
TA Aegon Sustainable Equity Income - Initial Class	Transamerica Aegon Sustainable Equity Income VP - Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B						A	A	B
AB Growth and Income Portfolio - Class B							A	A
American Funds - Asset Allocation FundSM - Class 2							A	B
American Funds - The Bond Fund of AmericaSM - Class 2	√	√	√	√	√	C	A	C
American Funds - Growth FundSM - Class 2							A	A
American Funds - Growth-Income FundSM - Class 2							A	A
American Funds - International FundSM - Class 2							A	A
Fidelity ® VIP Balanced Portfolio - Service Class 2							A	B
Fidelity ® VIP Contrafund® Portfolio - Service Class 2							A	A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2							A	A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2							A	A
State Street Total Return V.I.S. Fund - Class 3						A	A	B
TA Aegon High Yield Bond - Service Class							A	B
TA Aegon Sustainable Equity Income - Service Class							A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	C	A	C
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√		√		B	A	B
TA BlackRock Global Real Estate Securities - Service Class							A	A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	C	A	C
TA BlackRock iShares Edge 40- Service Class	√	√		√	√	C	A	B
TA BlackRock iShares Edge 50 - Service Class	√	√		√	√	B	A	B
TA BlackRock iShares Edge 75 - Service Class						A	A	B
TA BlackRock iShares Edge 100 - Service Class							A	A
TA BlackRock Tactical Allocation - Service Class(1)						B	A	B
TA International Growth - Service Class							A	A
TA Janus Balanced - Service Class						A	A	B
TA Janus Mid-Cap Growth - Service Class							A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A	B

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
TA JPMorgan Asset Allocation - Growth - Service Class							A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(1)	√	√		√	√	B	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(1)						A	A	B
TA JPMorgan Core Bond - Service Class	√	√	√	√	√	C	A	C
TA JPMorgan Enhanced Index - Service Class							A	A
TA JPMorgan International Moderate Growth - Service Class(1)						A	A	B
TA JPMorgan Mid Cap Value - Service Class							A	A
TA JPMorgan Tactical Allocation - Service Class	√	√	√	√	√	C	A	B
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√	√	√	B	A	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)						A	A	B
TA Madison Diversified Income - Service Class	√	√	√	√	√	B	A	B
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√	√	√	B	A	B
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√	√	√	C	A	B
TA Managed Risk - Growth ETF - Service Class(1)						A	A	B
TA Market Participation Strategy - Service Class	√	√				B	A	B
TA Morgan Stanley Capital Growth - Service Class							A	A
TA Morgan Stanley Global Allocation - Service Class						A	A	B
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(1)	√	√		√		B	A	B
TA MSCI EAFE Index - Service Class							A	A
TA Multi-Managed Balanced - Service Class						A	A	B
TA PIMCO Tactical - Balanced - Service Class(1)	√	√				B	A	B
TA PIMCO Tactical - Conservative - Service Class(1)	√	√	√	√		C	A	B
TA PIMCO Tactical - Growth - Service Class(1)						A	A	B
TA PIMCO Total Return - Service Class	√	√	√	√	√	C	A	C
TA PineBridge Inflation Opportunities - Service Class	√	√	√	√	√	C	A	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√	√	√	C	A	B
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√	√	√	√	B	A	B
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)						A	A	B
TA S&P 500 Index - Service Class							A	A
TA Small Mid Cap Value - Service Class							A	A

Designated Investment Options — (Continued)
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
TA T. Rowe Price Small Cap - Service Class							A	A
TA TS&W International Equity - Service Class							A	A
TA WMC US Growth - Service Class							A	A
Fixed Account	√	√	√	√	√	C	A	C
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2020. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.127868 $1.831689 $1.991597 $1.752565 $1.707289 $1.714980 $1.629162 $1.425679 $1.279599 $1.342988	$2.284754 $2.127868 $1.831689 $1.991597 $1.752565 $1.707289 $1.714980 $1.629162 $1.425679 $1.279599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.121458 $1.742825 $1.879879 $1.609588 $1.471564 $1.473353 $1.369008 $1.032908 $0.894717 $0.856561	$2.140735 $2.121458 $1.742825 $1.879879 $1.609588 $1.471564 $1.473353 $1.369008 $1.032908 $0.894717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.117234 $2.355944 $2.338360 $1.803322 $1.789069 $1.638904 $1.461969 $1.083679 $0.943040 $0.994964	$4.148568 $3.117234 $2.355944 $2.338360 $1.803322 $1.789069 $1.638904 $1.461969 $1.083679 $0.943040	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1)(5) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.160394 $1.815006 $1.938012 $1.698135 $1.580724 $1.587754 $1.534342 $1.263418 $1.107581 $1.113586	$2.385395 $2.160394 $1.815006 $1.938012 $1.698135 $1.580724 $1.587754 $1.534342 $1.263418 $1.107581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.178376 $1.097471 $1.125913 $1.106161 $1.094344 $1.111541 $1.075355 $1.119407 $1.082068 $1.038634	$1.269606 $1.178376 $1.097471 $1.125913 $1.106161 $1.094344 $1.111541 $1.075355 $1.119407 $1.082068	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.091076 $2.407409 $2.458287 $1.951496 $1.815267 $1.730189 $1.624008 $1.271349 $1.098460 $1.168721	$4.615606 $3.091076 $2.407409 $2.458287 $1.951496 $1.815267 $1.730189 $1.624008 $1.271349 $1.098460	0.000 0.000 0.000 0.000 2,141.449 2,209.610 3,094.270 2,848.624 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.733088 $2.206847 $2.288803 $1.904693 $1.739431 $1.746211 $1.607557 $1.226434 $1.063351 $1.103175	$3.046928 $2.733088 $2.206847 $2.288803 $1.904693 $1.739431 $1.746211 $1.607557 $1.226434 $1.063351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.465818 $1.214923 $1.424639 $1.097960 $1.080074 $1.152215 $1.205517 $1.009425 $0.872042 $1.032313	$1.640278 $1.465818 $1.214923 $1.424639 $1.097960 $1.080074 $1.152215 $1.205517 $1.009425 $0.872042	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.960758 $1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978	$2.358072 $1.960758 $1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.285802 $1.768215 $1.923513 $1.606455 $1.514231 $1.531344 $1.392753 $1.080028 $0.944419 $0.986500	$2.931466 $2.285802 $1.768215 $1.923513 $1.606455 $1.514231 $1.531344 $1.392753 $1.080028 $0.944419	0.000 0.000 0.000 0.000 2,549.827 2,558.310 3,530.481 3,330.843 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.937487 $1.547922 $1.718805 $1.549372 $1.336618 $1.417416 $1.326873 $1.054107 $0.914553 $0.922659	$2.030793 $1.937487 $1.547922 $1.718805 $1.549372 $1.336618 $1.417416 $1.326873 $1.054107 $0.914553	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.657227 $2.014088 $2.054366 $1.547372 $1.562705 $1.484436 $1.357898 $1.013913 $0.900082 $0.914303	$3.756244 $2.657227 $2.014088 $2.054366 $1.547372 $1.562705 $1.484436 $1.357898 $1.013913 $0.900082	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.090977 $1.723915 $2.054266 $1.730612 $1.570156 $1.620890 $1.552382 $1.160262 $1.028558 $1.171622	$2.426965 $2.090977 $1.723915 $2.054266 $1.730612 $1.570156 $1.620890 $1.552382 $1.160262 $1.028558	0.000 0.000 0.000 0.000 2,438.823 2,385.126 3,243.419 3,039.453 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.096840 $1.587883 $1.954681 $1.666779 $1.548930 $1.624778 $1.549070 $1.208341 $0.965777 $1.078157	$2.230434 $2.096840 $1.587883 $1.954681 $1.666779 $1.548930 $1.624778 $1.549070 $1.208341 $0.965777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171803 $1.847352 $2.078021 $1.890533 $1.702575 $1.846754 $1.827871 $1.503013 $1.327324 $1.372792	$2.386430 $2.171803 $1.847352 $2.078021 $1.890533 $1.702575 $1.846754 $1.827871 $1.503013 $1.327324	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.672281 $1.463220 $1.552860 $1.437778 $1.280444 $1.398991 $1.357994 $1.210302 $1.091102 $1.082172	$1.658174 $1.672281 $1.463220 $1.552860 $1.437778 $1.280444 $1.398991 $1.357994 $1.210302 $1.091102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.673006 $1.386071 $1.548019 $1.450844 $1.269426 $1.356042 $1.285509 $1.017787 $0.904772 $0.928445	$1.564364 $1.673006 $1.386071 $1.548019 $1.450844 $1.269426 $1.356042 $1.285509 $1.017787 $0.904772	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$3.254518 $2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.297584 $2.477631 $2.533118 $2.024023 $1.833392 $1.794219 $1.623304 $1.248463 $1.083804 $1.119064	$3.870174 $3.297584 $2.477631 $2.533118 $2.024023 $1.833392 $1.794219 $1.623304 $1.248463 $1.083804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.755691 $1.385167 $1.514003 $1.213579 $1.210345 $1.261044 $1.194788 $0.947318 $0.802662 $0.947650	$2.070569 $1.755691 $1.385167 $1.514003 $1.213579 $1.210345 $1.261044 $1.194788 $0.947318 $0.802662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.384489 $2.432806 $2.513914 $2.020678 $1.885970 $1.957195 $2.148567 $1.545021 $1.297868 $1.472478	$4.852129 $3.384489 $2.432806 $2.513914 $2.020678 $1.885970 $1.957195 $2.148567 $1.545021 $1.297868	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.749547 $1.479114 $1.595869 $1.446575 $1.349937 $1.378845 $1.293663 $1.106392 $1.012888 $1.012503	$1.886796 $1.749547 $1.479114 $1.595869 $1.446575 $1.349937 $1.378845 $1.293663 $1.106392 $1.012888	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.574343 $1.386096 $1.510296 $1.333143 $1.278669 $1.318760 $1.277051 $1.133440 $1.027497 $1.078878	$1.642239 $1.574343 $1.386096 $1.510296 $1.333143 $1.278669 $1.318760 $1.277051 $1.133440 $1.027497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.064242 $0.960404 $1.153495 $1.003768 $0.951033 $1.032842 $1.180240 $0.974651 $0.837189 $0.951316	$1.035853 $1.064242 $0.960404 $1.153495 $1.003768 $0.951033 $1.032842 $1.180240 $0.974651 $0.837189	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.853139 $1.651151 $1.723563 $1.632465 $1.441457 $1.529567 $1.499232 $1.431867 $1.241809 $1.206290	$1.910212 $1.853139 $1.651151 $1.723563 $1.632465 $1.441457 $1.529567 $1.499232 $1.431867 $1.241809	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613 $1.089055	$1.265075 $1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 129,513.501
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613 $1.089055	$1.265075 $1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.115790 $10.443849 $11.262338 $9.977287 $9.521149 $9.999579	$12.442774 $12.115790 $10.443849 $11.262338 $9.977287 $9.521149	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount inception date August 16, 2017	2020 2019 2018 2017	$2.637237 $2.161368 $2.480351 $2.301949	$2.406019 $2.637237 $2.161368 $2.480351	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.794161 $1.474395 $1.695525 $1.482607 $1.313828 $1.387360 $1.258634 $0.983729 $0.896259 $0.888297	$1.632705 $1.794161 $1.474395 $1.695525 $1.482607 $1.313828 $1.387360 $1.258634 $0.983729 $0.896259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.399465 $1.137971 $1.288797 $1.178877 $1.192110 $1.221232 $1.094639 $1.071865 $0.871002 $0.941026	$1.371100 $1.399465 $1.137971 $1.288797 $1.178877 $1.192110 $1.221232 $1.094639 $1.071865 $0.871002	0.000 0.000 0.000 0.000 3,013.975 3,267.863 4,250.342 3,820.187 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.870353 $0.868919 $0.875151 $0.888629 $0.902321 $0.916223 $0.930420 $0.944779 $0.959457 $0.974252	$0.859204 $0.870353 $0.868919 $0.875151 $0.888629 $0.902321 $0.916223 $0.930420 $0.944779 $0.959457	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229208 $1.084482 $1.152410 $1.068499 $1.063853 $1.084884 $1.045688 $0.993468 $0.953672 $0.952557	$1.324862 $1.229208 $1.084482 $1.152410 $1.068499 $1.063853 $1.084884 $1.045688 $0.993468 $0.953672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.354115 $10.811832 $11.276218 $10.146904 $9.998739	$13.348455 $12.354115 $10.811832 $11.276218 $10.146904	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.299684 $11.228846 $11.867913 $10.216069 $9.998739	$14.440429 $13.299684 $11.228846 $11.867913 $10.216069	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.520717 $11.836506 $12.697176 $10.463110 $9.998739	$15.711882 $14.520717 $11.836506 $12.697176 $10.463110	0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.029770 $1.760981 $1.871018 $1.701216 $1.646700 $1.674301 $1.618211 $1.462726 $1.350308 $1.321717	$2.262391 $2.029770 $1.760981 $1.871018 $1.701216 $1.646700 $1.674301 $1.618211 $1.462726 $1.350308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.417400 $1.129780 $1.398421 $1.118263 $1.137066 $1.157493 $1.242671 $1.071541 $0.892917 $1.009931	$1.683080 $1.417400 $1.129780 $1.398421 $1.118263 $1.137066 $1.157493 $1.242671 $1.071541 $0.892917	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.661774 $1.385792 $1.408308 $1.225075 $1.194807 $1.211840 $1.141264 $0.973748 $0.879039 $1.000840	$1.870633 $1.661774 $1.385792 $1.408308 $1.225075 $1.194807 $1.211840 $1.141264 $0.973748 $0.879039	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.479948 $1.847293 $1.903829 $1.501691 $1.560858 $1.673108 $1.703491 $1.246072 $1.163399 $1.269200	$2.904432 $2.479948 $1.847293 $1.903829 $1.501691 $1.560858 $1.673108 $1.703491 $1.246072 $1.163399	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.392219 $1.245096 $1.321049 $1.191722 $1.160201 $1.204007 $1.199290 $1.116393 $1.057680 $1.049304	$1.525160 $1.392219 $1.245096 $1.321049 $1.191722 $1.160201 $1.204007 $1.199290 $1.116393 $1.057680	159,392.015 159,392.015 159,392.015 159,392.015 159,392.015 159,392.015 159,392.015 117,129.440 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.664361 $1.342872 $1.527299 $1.246982 $1.196610 $1.241435 $1.230681 $0.988814 $0.893511 $0.962127	$2.038191 $1.664361 $1.342872 $1.527299 $1.246982 $1.196610 $1.241435 $1.230681 $0.988814 $0.893511	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576533 $1.336495 $1.464548 $1.244556 $1.189405 $1.239058 $1.228210 $1.047729 $0.964043 $1.001760	$1.780140 $1.576533 $1.336495 $1.464548 $1.244556 $1.189405 $1.239058 $1.228210 $1.047729 $0.964043	0.000 0.000 0.000 0.000 0.000 44,320.485 44,320.485 44,215.080 45,846.230 46,080.654
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.500975 $1.311983 $1.407730 $1.231045 $1.187659 $1.236694 $1.223921 $1.097634 $1.021653 $1.034439	$1.659532 $1.500975 $1.311983 $1.407730 $1.231045 $1.187659 $1.236694 $1.223921 $1.097634 $1.021653	107,597.918 120,224.020 134,486.772 147,840.649 162,951.193 267,656.756 283,025.148 297,670.912 298,939.959 158,745.510
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.138835 $1.068298 $1.085939 $1.066256 $1.060885 $1.073737 $1.037452 $1.076447 $1.043595 $1.000000	$1.201814 $1.138835 $1.068298 $1.085939 $1.066256 $1.060885 $1.073737 $1.037452 $1.076447 $1.043595	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.494910 $1.938642 $2.100038 $1.765035 $1.612940 $1.643770 $1.464644 $1.125620 $0.984665 $0.995172	$2.944774 $2.494910 $1.938642 $2.100038 $1.765035 $1.612940 $1.643770 $1.464644 $1.125620 $0.984665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.198079 $1.034482 $1.192659 $0.997027 $1.001661 $1.036735 $1.061162 $0.958174 $0.865117 $0.950094	$1.351354 $1.198079 $1.034482 $1.192659 $0.997027 $1.001661 $1.036735 $1.061162 $0.958174 $0.865117	0.000 0.000 0.000 0.000 0.000 50,931.061 50,931.061 51,445.613 50,431.635 51,430.770
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265	$2.773512 $2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.290450 $1.170947 $1.228333 $1.149550 $1.120369 $1.142315 $1.091470 $1.052690 $0.994783 $1.000000	$1.424545 $1.290450 $1.170947 $1.228333 $1.149550 $1.120369 $1.142315 $1.091470 $1.052690 $0.994783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.268855 $1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.314659 $1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$1.464386 $1.293771 $1.323920 $1.266676	$1.556717 $1.464386 $1.293771 $1.323920	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598	$1.493847 $1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799	109,391.970 253,030.458 258,424.051 264,289.396 280,185.440 296,581.845 311,918.147 326,967.449 279,442.545 118,203.043
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590	$1.494116 $1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843	9,489.782 10,777.446 11,419.991 12,247.823 13,448.624 14,172.071 14,358.762 14,535.127 14,712.354 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918	$1.572262 $1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214	0.000 0.000 0.000 0.000 6,485.253 6,355.431 8,201.902 3,648.648 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610 $1.000000	$1.674647 $1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610	0.000 0.000 0.000 0.000 3,347.370 3,415.723 4,528.916 46,938.737 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.273027 $2.691931 $2.568589 $1.820570 $1.896180 $1.727732 $1.658530 $1.138867 $1.003959 $1.084419	$7.003627 $3.273027 $2.691931 $2.568589 $1.820570 $1.896180 $1.727732 $1.658530 $1.138867 $1.003959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.770425 $1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946	$2.063104 $1.770425 $1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001	0.000 43,388.961 43,916.780 44,421.215 47,552.026 121,338.823 123,273.503 124,007.826 122,214.114 123,374.640
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.585599 $9.371230 $10.318314 $9.313109 $9.422087 $10.244181	$11.100292 $10.585599 $9.371230 $10.318314 $9.313109 $9.422087	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.070043 $9.296575 $11.024624 $9.998614	$11.735342 $11.070043 $9.296575 $11.024624	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.102104 $1.757007 $1.856869 $1.656658 $1.562901 $1.588128 $1.459528 $1.258674 $1.137298 $1.113133	$2.393010 $2.102104 $1.757007 $1.856869 $1.656658 $1.562901 $1.588128 $1.459528 $1.258674 $1.137298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.273492 $1.080617 $1.179268 $1.068827 $1.029940 $1.073236 $1.010717 $0.917670 $0.922901 $0.970248	$1.365143 $1.273492 $1.080617 $1.179268 $1.068827 $1.029940 $1.073236 $1.010717 $0.917670 $0.922901	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199598 $1.036178 $1.109427 $1.020497 $0.987131 $1.023688 $0.956145 $0.897748 $0.898047 $0.985454	$1.298154 $1.199598 $1.036178 $1.109427 $1.020497 $0.987131 $1.023688 $0.956145 $0.897748 $0.898047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19,2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.254551 $1.048076 $1.152981 $1.019620 $0.987279 $1.038479 $0.991192 $0.861741 $0.869166 $0.998612	$1.347704 $1.254551 $1.048076 $1.152981 $1.019620 $0.987279 $1.038479 $0.991192 $0.861741 $0.869166	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.282515 $1.203485 $1.234831 $1.198256 $1.187399 $1.199599 $1.167537 $1.219352 $1.153850 $1.105903	$1.356459 $1.282515 $1.203485 $1.234831 $1.198256 $1.187399 $1.199599 $1.167537 $1.219352 $1.153850	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.037778 $0.973975 $1.004688 $0.989240 $0.967734 $1.011740 $0.993859 $1.115820 $1.066070 $1.000000	$1.110773 $1.037778 $0.973975 $1.004688 $0.989240 $0.967734 $1.011740 $0.993859 $1.115820 $1.066070	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023773 $0.042219 $0.040259 $0.060430 $0.080322 $0.087972 $0.120042 $0.222069 $0.319599 $0.405419	$0.010894 $0.023773 $0.042219 $0.040259 $0.060430 $0.080322 $0.087972 $0.120042 $0.222069 $0.319599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.241095 $1.133044 $1.184937 $1.077238 $1.065673 $1.108356 $1.086369 $1.030348 $0.979952 $1.000000	$1.303455 $1.241095 $1.133044 $1.184937 $1.077238 $1.065673 $1.108356 $1.086369 $1.030348 $0.979952	10,580.134 12,015.763 12,732.138 13,655.092 14,993.854 15,800.414 16,008.563 16,205.186 16,402.755 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.302686 $1.187986 $1.282844 $1.082816 $1.078358 $1.171638 $1.152626 $1.004652 $0.919566 $1.000000	$1.256150 $1.302686 $1.187986 $1.282844 $1.082816 $1.078358 $1.171638 $1.152626 $1.004652 $0.919566	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.272862 $1.163145 $1.232660 $1.084248 $1.077486 $1.143079 $1.120291 $1.023855 $0.960147 $1.000000	$1.294137 $1.272862 $1.163145 $1.232660 $1.084248 $1.077486 $1.143079 $1.120291 $1.023855 $0.960147	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.457397 $10.455508 $11.192726 $9.998614	$15.611113 $13.457397 $10.455508 $11.192726	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.495943 $2.028674 $2.331661 $2.054256 $1.726753 $1.802803 $1.744667 $1.302361 $1.139804 $1.191491	$2.549764 $2.495943 $2.028674 $2.331661 $2.054256 $1.726753 $1.802803 $1.744667 $1.302361 $1.139804	0.000 0.000 0.000 0.000 2,205.400 2,193.439 2,862.430 2,673.797 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.404447 $2.611394 $2.860371 $2.380388 $2.177622 $2.164733 $2.069107 $1.462200 $1.286667 $1.287095	$4.133720 $3.404447 $2.611394 $2.860371 $2.380388 $2.177622 $2.164733 $2.069107 $1.462200 $1.286667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.157769 $0.973783 $1.173104 $0.971175 $0.978685 $0.983628 $1.055676 $0.864050 $0.753637 $0.895795	$1.210803 $1.157769 $0.973783 $1.173104 $0.971175 $0.978685 $0.983628 $1.055676 $0.864050 $0.753637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.433371 $1.769108 $1.797298 $1.416308 $1.402563 $1.335980 $1.224071 $0.940758 $0.846541 $0.894794	$3.281392 $2.433371 $1.769108 $1.797298 $1.416308 $1.402563 $1.335980 $1.224071 $0.940758 $0.846541	0.000 0.000 0.000 0.000 2,749.460 2,857.897 4,103.138 3,793.270 0.000 0.000

Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.175090 $1.868663 $2.027765 $1.780887 $1.731466 $1.735842 $1.645735 $1.437340 $1.287519 $1.348649	$2.340055 $2.175090 $1.868663 $2.027765 $1.780887 $1.731466 $1.735842 $1.645735 $1.437340 $1.287519	175.217 6,820.993 6,916.423 7,009.910 3,670.906 5,218.080 35,920.268 44,839.770 64,279.536 74,746.888
AB Growth and Income Portfolio - Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.281965 $1.871013 $2.014148 $1.721173 $1.570496 $1.569321 $1.455313 $1.095869 $0.947361 $0.905178	$2.307239 $2.281965 $1.871013 $2.014148 $1.721173 $1.570496 $1.569321 $1.455313 $1.095869 $0.947361	8,832.280 8,832.280 30,536.100 32,036.442 33,658.349 35,157.591 39,792.371 40,395.478 38,534.613 11,412.113
AB Large Cap Growth Portfolio – Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.444357 $2.598056 $2.573555 $1.980807 $1.961295 $1.793126 $1.596396 $1.180983 $1.025699 $1.080057	$4.592963 $3.444357 $2.598056 $2.573555 $1.980807 $1.961295 $1.793126 $1.596396 $1.180983 $1.025699	7,864.586 7,864.586 8,067.027 8,277.495 8,506.261 8,768.175 9,046.431 9,325.411 9,840.568 10,161.763

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.203817 $1.847842 $1.969174 $1.722068 $1.599864 $1.603814 $1.546823 $1.271197 $1.112202 $1.116045	$2.438110 $2.203817 $1.847842 $1.969174 $1.722068 $1.599864 $1.603814 $1.546823 $1.271197 $1.112202	170,556.494 210,394.206 230,176.397 232,906.630 417,394.710 211,355.004 213,799.306 216,149.928 187,232.839 85,277.253
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.202032 $1.117312 $1.144011 $1.121726 $1.107573 $1.122778 $1.084086 $1.126285 $1.086583 $1.040930	$1.297640 $1.202032 $1.117312 $1.144011 $1.121726 $1.107573 $1.122778 $1.084086 $1.126285 $1.086583	41,048.895 43,172.564 46,519.371 49,033.088 52,316.809 91,044.946 84,339.825 59,212.770 58,119.572 43,933.828
American Funds - Growth FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.153163 $2.450938 $2.497793 $1.978977 $1.837229 $1.747690 $1.637211 $1.279158 $1.103037 $1.171289	$4.717578 $3.153163 $2.450938 $2.497793 $1.978977 $1.837229 $1.747690 $1.637211 $1.279158 $1.103037	4,466.700 1,519.080 1,521.489 1,523.826 1,526.564 0.000 0.000 38.928 1,261.415 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.788030 $2.246794 $2.325646 $1.931572 $1.760520 $1.763911 $1.620669 $1.234003 $1.067792 $1.105609	$3.114299 $2.788030 $2.246794 $2.325646 $1.931572 $1.760520 $1.763911 $1.620669 $1.234003 $1.067792	13,810.856 13,813.329 13,815.803 28,284.287 32,680.654 16,056.087 16,102.764 16,148.412 15,967.266 3,762.660
American Funds - International FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.495234 $1.236875 $1.447513 $1.113410 $1.093127 $1.163848 $1.215309 $1.015628 $0.875670 $1.034575	$1.676493 $1.495234 $1.236875 $1.447513 $1.113410 $1.093127 $1.163848 $1.215309 $1.015628 $0.875670	36,016.483 37,663.892 60,253.748 72,219.256 72,820.852 64,019.443 73,102.552 50,245.836 46,634.112 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.006432 $1.638420 $1.737840 $1.516783 $1.436921 $1.451099 $1.336764 $1.135800 $1.002612 $1.056538	$2.417757 $2.006432 $1.638420 $1.737840 $1.516783 $1.436921 $1.451099 $1.336764 $1.135800 $1.002612	150,339.669 176,737.022 179,442.059 197,146.122 194,146.783 216,957.402 202,064.197 218,549.689 236,794.180 126,150.062

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.575097 $1.988086 $2.158403 $1.799084 $1.692476 $1.708228 $1.550572 $1.200049 $1.047292 $1.091802	$3.308996 $2.575097 $1.988086 $2.158403 $1.799084 $1.692476 $1.708228 $1.550572 $1.200049 $1.047292	25,282.578 66,112.200 65,954.027 122,106.016 85,531.772 31,990.180 39,224.839 23,519.322 18,695.763 4,635.498
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.958679 $1.561764 $1.730728 $1.557056 $1.340616 $1.418849 $1.325594 $1.051017 $0.910068 $0.916330	$2.057051 $1.958679 $1.561764 $1.730728 $1.557056 $1.340616 $1.418849 $1.325594 $1.051017 $0.910068	9,156.031 9,156.031 9,391.714 9,636.744 9,903.075 10,207.998 10,531.951 10,856.738 11,456.491 11,830.425
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.218125 $2.434426 $2.478184 $1.862923 $1.877682 $1.780126 $1.625184 $1.211114 $1.073008 $1.087816	$4.558100 $3.218125 $2.434426 $2.478184 $1.862923 $1.877682 $1.780126 $1.625184 $1.211114 $1.073008	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,983.499
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.292794 $1.886580 $2.243644 $1.886435 $1.708157 $1.759887 $1.682180 $1.254799 $1.110157 $1.262085	$2.666465 $2.292794 $1.886580 $2.243644 $1.886435 $1.708157 $1.759887 $1.682180 $1.254799 $1.110157	29,001.399 30,147.796 29,203.759 49,857.897 49,810.829 32,876.037 35,124.761 19,205.675 19,593.020 2,969.019
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.162439 $1.634338 $2.007874 $1.708777 $1.584836 $1.659167 $1.578739 $1.229061 $0.980400 $1.092322	$2.304758 $2.162439 $1.634338 $2.007874 $1.708777 $1.584836 $1.659167 $1.578739 $1.229061 $0.980400	4,239.785 4,239.785 4,348.921 5,448.673 5,573.164 5,715.607 9,828.730 8,574.798 6,297.700 5,478.196
Franklin Allocation VIP Fund - Class 4(3) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.219935 $1.884581 $2.115713 $1.921053 $1.726669 $1.869208 $1.846450 $1.515313 $1.335538 $1.378581	$2.444131 $2.219935 $1.884581 $2.115713 $1.921053 $1.726669 $1.869208 $1.846450 $1.515313 $1.335538	0.000 6,170.643 6,262.625 6,352.263 62,222.540 63,269.823 138,335.156 145,358.817 148,531.317 188,621.472

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576218 $1.376452 $1.457892 $1.347192 $1.197407 $1.305680 $1.264918 $1.125133 $1.012310 $1.002056	$1.566011 $1.576218 $1.376452 $1.457892 $1.347192 $1.197407 $1.305680 $1.264918 $1.125133 $1.012310	48,719.412 49,197.156 50,190.799 51,187.429 52,224.839 53,364.955 62,403.744 63,526.258 78,449.833 39,731.144
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.498314 $1.238891 $1.380908 $1.291672 $1.127935 $1.202527 $1.137729 $0.899010 $0.797600 $0.816859	$1.403786 $1.498314 $1.238891 $1.380908 $1.291672 $1.127935 $1.202527 $1.137729 $0.899010 $0.797600	4,010.575 4,079.681 4,144.538 4,199.963 4,251.155 4,306.878 4,360.301 4,409.857 6,255.468 16,139.215
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.362913 $1.755387 $1.851234 $1.476975 $1.467272 $1.419647 $1.330156 $0.964341 $1.000000	$3.310595 $2.362913 $1.755387 $1.851234 $1.476975 $1.467272 $1.419647 $1.330156 $0.964341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.977454 $2.982568 $3.043315 $2.426916 $2.194023 $2.142918 $1.934963 $1.485227 $1.286788 $1.326033	$4.677312 $3.977454 $2.982568 $3.043315 $2.426916 $2.194023 $2.142918 $1.934963 $1.485227 $1.286788	6,384.160 6,384.160 6,548.495 6,719.345 6,905.048 7,117.657 7,343.533 7,569.997 7,988.180 8,248.915
Janus Henderson Global Research Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040644 $1.606817 $1.752783 $1.402225 $1.395742 $1.451339 $1.372372 $1.085978 $0.918329 $1.082069	$2.411377 $2.040644 $1.606817 $1.752783 $1.402225 $1.395742 $1.451339 $1.372372 $1.085978 $0.918329	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.506669 $2.515657 $2.594364 $2.081249 $1.938685 $2.007947 $2.199934 $1.578842 $1.323653 $1.498777	$5.037202 $3.506669 $2.515657 $2.594364 $2.081249 $1.938685 $2.007947 $2.199934 $1.578842 $1.323653	3,025.572 3,077.710 3,126.634 3,168.450 3,207.066 3,249.110 3,289.410 7,185.180 7,224.461 3,115.037

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.873346 $1.580659 $1.702056 $1.539810 $1.434116 $1.461956 $1.368944 $1.168470 $1.067598 $1.065099	$2.024290 $1.873346 $1.580659 $1.702056 $1.539810 $1.434116 $1.461956 $1.368944 $1.168470 $1.067598	2,927.511 2,977.956 3,025.295 3,065.751 3,103.114 3,143.796 3,182.789 3,218.975 3,256.981 5,999.406
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.606005 $1.411198 $1.534608 $1.351952 $1.294163 $1.332113 $1.287446 $1.140419 $1.031774 $1.081241	$1.678568 $1.606005 $1.411198 $1.534608 $1.351952 $1.294163 $1.332113 $1.287446 $1.140419 $1.031774	14,090.561 14,512.945 14,735.586 14,953.383 101,794.016 104,011.074 140,334.923 142,120.889 143,889.925 53,102.268
Templeton Foreign VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.036089 $0.933159 $1.118566 $0.971462 $0.918624 $0.995674 $1.135523 $0.935867 $0.802287 $0.909866	$1.010450 $1.036089 $0.933159 $1.118566 $0.971462 $0.918624 $0.995674 $1.135523 $0.935867 $0.802287	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.973045 $1.754524 $1.827849 $1.727836 $1.522674 $1.612567 $1.577476 $1.503632 $1.301471 $1.261764	$2.037830 $1.973045 $1.754524 $1.827849 $1.727836 $1.522674 $1.612567 $1.577476 $1.503632 $1.301471	8,450.544 36,255.080 36,898.946 58,958.906 69,778.415 56,161.911 51,230.005 46,029.575 7,101.293 24,976.974
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount inception date August 16, 2017	2020 2019 2018 2017	$2.792030 $2.283731 $2.615580 $2.425682	$2.552267 $2.792030 $2.283731 $2.615580	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.824122 $1.496066 $1.717037 $1.498466 $1.325287 $1.396695 $1.264609 $0.986460 $0.896973 $0.887259	$1.663244 $1.824122 $1.496066 $1.717037 $1.498466 $1.325287 $1.396695 $1.264609 $0.986460 $0.896973	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,119.390 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813 $1.200456	$1.422241 $1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813	29,335.077 31,499.302 33,970.769 36,464.369 39,071.921 41,785.023 28,954.198 22,282.631 239,552.143 99,474.743
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813 $1.200456	$1.422241 $1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 43,674.551 198,870.828
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.227851 $10.519692 $11.321646 $10.010147 $9.533745 $9.999633	$12.582651 $12.227851 $10.519692 $11.321646 $10.010147 $9.533745	10,055.527 11,090.863 12,114.215 13,206.712 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.411402 $1.145423 $1.294659 $1.181910 $1.192827 $1.219570 $1.091001 $1.066194 $0.864673 $0.932344	$1.385535 $1.411402 $1.145423 $1.294659 $1.181910 $1.192827 $1.219570 $1.091001 $1.066194 $0.864673	0.000 0.000 0.000 0.000 7,498.331 7,606.175 7,710.348 7,834.332 8,708.543 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.935500 $0.932127 $0.936896 $0.949464 $0.962219 $0.975149 $0.988273 $1.001549 $1.015109 $1.028709	$0.925321 $0.935500 $0.932127 $0.936896 $0.949464 $0.962219 $0.975149 $0.988273 $1.001549 $1.015109	32,757.358 33,342.905 33,923.038 34,486.592 128,037.837 133,033.595 119,049.486 117,457.638 201,394.439 142,552.867
TA BlackRock iShares Edge 40- Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.420735 $1.250988 $1.326717 $1.227698 $1.219951 $1.241622 $1.194407 $1.132536 $1.085017 $1.081617	$1.534314 $1.420735 $1.250988 $1.326717 $1.227698 $1.219951 $1.241622 $1.194407 $1.132536 $1.085017	71,848.817 77,690.526 106,790.952 108,537.586 141,942.664 156,288.701 127,615.862 154,860.838 135,876.225 55,201.813
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.446695 $10.871394 $11.315872 $10.162603 $9.998901	$13.475027 $12.446695 $10.871394 $11.315872 $10.162603	0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.399355 $11.290712 $11.909664 $10.231880 $9.998901	$14.577364 $13.399355 $11.290712 $11.909664 $10.231880	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.629522 $11.901721 $12.741833 $10.479297 $9.998901	$15.860865 $14.629522 $11.901721 $12.741833 $10.479297	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.072954 $1.794900 $1.903277 $1.727137 $1.668502 $1.693125 $1.633185 $1.473344 $1.357406 $1.326059	$2.315075 $2.072954 $1.794900 $1.903277 $1.727137 $1.668502 $1.693125 $1.633185 $1.473344 $1.357406	303,705.687 329,426.673 468,927.248 585,146.169 676,889.170 743,079.843 869,102.621 932,523.951 695,128.944 220,684.387
TA International Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.539974 $1.225070 $1.513359 $1.207803 $1.225695 $1.245265 $1.334268 $1.148257 $0.954955 $1.077972	$1.832243 $1.539974 $1.225070 $1.513359 $1.207803 $1.225695 $1.245265 $1.334268 $1.148257 $0.954955	0.000 8,360.524 8,493.226 13,630.587 17,108.619 16,823.888 17,000.215 17,096.471 14,596.114 0.000
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.695292 $1.410957 $1.431045 $1.242413 $1.209325 $1.224146 $1.150585 $0.979772 $0.882718 $1.003055	$1.912140 $1.695292 $1.410957 $1.431045 $1.242413 $1.209325 $1.224146 $1.150585 $0.979772 $0.882718	533,804.581 573,164.602 582,501.136 884,953.347 765,910.963 770,547.411 901,260.569 909,281.479 252,047.115 49,027.062
TA Janus Mid-Cap Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.947723 $2.191406 $2.254008 $1.774411 $1.840708 $1.969191 $2.000997 $1.460812 $1.361196 $1.482058	$3.459087 $2.947723 $2.191406 $2.254008 $1.774411 $1.840708 $1.969191 $2.000997 $1.460812 $1.361196	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.525472 $1.361588 $1.441791 $1.298093 $1.261293 $1.306330 $1.298651 $1.206501 $1.140786 $1.129528	$1.674443 $1.525472 $1.361588 $1.441791 $1.298093 $1.261293 $1.306330 $1.298651 $1.206501 $1.140786	1,004,655.527 1,090,414.178 1,240,150.875 1,321,018.083 1,963,809.105 3,036,372.440 3,347,285.340 3,318,007.112 3,371,257.974 2,999,758.226

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.786145 $1.438288 $1.632570 $1.330327 $1.274082 $1.319202 $1.305194 $1.046620 $0.943871 $1.014359	$2.191650 $1.786145 $1.438288 $1.632570 $1.330327 $1.274082 $1.319202 $1.305194 $1.046620 $0.943871	0.000 0.000 0.000 0.000 0.000 0.000 143,319.534 182,195.497 143,319.534 143,319.534
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.722145 $1.457068 $1.593499 $1.351488 $1.289077 $1.340243 $1.325877 $1.128817 $1.036594 $1.075034	$1.948393 $1.722145 $1.457068 $1.593499 $1.351488 $1.289077 $1.340243 $1.325877 $1.128817 $1.036594	1,787,395.545 1,864,858.606 2,375,688.874 2,459,506.284 2,728,109.246 2,819,307.238 2,864,396.075 3,113,061.946 2,820,844.186 2,624,764.901
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.663041 $1.450783 $1.553590 $1.355938 $1.305567 $1.356795 $1.340144 $1.199511 $1.114272 $1.125994	$1.842348 $1.663041 $1.450783 $1.553590 $1.355938 $1.305567 $1.356795 $1.340144 $1.199511 $1.114272	2,251,873.698 2,702,073.379 3,625,003.314 6,131,131.795 7,555,594.906 8,195,808.146 8,815,534.968 8,661,912.604 6,976,664.776 4,574,174.362
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.158433 $1.084547 $1.100277 $1.078216 $1.070679 $1.081512 $1.042904 $1.079983 $1.044962 $1.000000	$1.224901 $1.158433 $1.084547 $1.100277 $1.078216 $1.070679 $1.081512 $1.042904 $1.079983 $1.044962	0.000 0.000 0.000 19,039.911 26,663.043 51,169.366 71,040.308 70,193.499 83,899.353 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.621124 $2.032703 $2.197577 $1.843394 $1.681243 $1.710002 $1.520662 $1.166379 $1.018313 $1.027166	$3.099857 $2.621124 $2.032703 $2.197577 $1.843394 $1.681243 $1.710002 $1.520662 $1.166379 $1.018313	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.302977 $1.122844 $1.291974 $1.077937 $1.080821 $1.116468 $1.140546 $1.027832 $0.926172 $1.015153	$1.472569 $1.302977 $1.122844 $1.291974 $1.077937 $1.080821 $1.116468 $1.140546 $1.027832 $0.926172	134,019.521 165,000.644 252,714.013 570,978.043 609,060.400 625,171.299 602,223.858 558,941.020 420,993.757 208,385.183

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.843851 $2.287585 $2.637685 $2.361739 $2.094506 $2.187050 $1.927662 $1.486072 $1.252729 $1.248015	$2.834992 $2.843851 $2.287585 $2.637685 $2.361739 $2.094506 $2.187050 $1.927662 $1.486072 $1.252729	0.000 0.000 0.000 0.000 3,758.322 3,854.710 7,631.547 6,999.921 8,021.442 1,663.803
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.312692 $1.188777 $1.244573 $1.162459 $1.130711 $1.150596 $1.097217 $1.056147 $0.996095 $1.000000	$1.451960 $1.312692 $1.188777 $1.244573 $1.162459 $1.130711 $1.150596 $1.097217 $1.056147 $0.996095	364,447.454 493,094.299 581,290.411 621,210.548 652,607.566 693,429.298 792,189.671 797,044.478 953,937.802 199,691.743
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.315336 $1.148602 $1.204108 $1.104697 $1.127118 $1.166563 $1.089869 $1.009910 $1.000000	$1.290694 $1.315336 $1.148602 $1.204108 $1.104697 $1.127118 $1.166563 $1.089869 $1.009910	50,478.007 102,141.373 188,210.165 194,658.095 196,265.635 271,383.427 275,083.248 278,323.108 138,206.073
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.385354 $1.201812 $1.278632 $1.144653 $1.171647 $1.223553 $1.146324 $1.004945 $1.000000	$1.337282 $1.385354 $1.201812 $1.278632 $1.144653 $1.171647 $1.223553 $1.146324 $1.004945	465,917.106 464,817.647 528,701.964 547,017.186 588,000.403 642,153.928 732,599.381 648,489.131 495,269.066
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$1.489653 $1.313502 $1.341446 $1.281980	$1.586706 $1.489653 $1.313502 $1.341446	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.489873 $1.305700 $1.386456 $1.238673 $1.209948 $1.248382 $1.210188 $1.100696 $1.029201 $1.027987	$1.531592 $1.489873 $1.305700 $1.386456 $1.238673 $1.209948 $1.248382 $1.210188 $1.100696 $1.029201	1,431,064.267 1,546,619.012 2,019,637.072 2,425,797.886 3,355,918.725 4,805,603.637 4,534,656.355 4,606,330.007 4,448,578.561 3,263,621.180

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.475388 $1.332821 $1.401303 $1.279058 $1.245521 $1.271079 $1.224074 $1.154373 $1.097415 $1.077970	$1.527247 $1.475388 $1.332821 $1.401303 $1.279058 $1.245521 $1.271079 $1.224074 $1.154373 $1.097415	200,147.093 260,468.932 385,373.331 997,770.054 1,261,922.612 1,394,988.640 1,584,312.320 1,810,148.837 1,625,762.442 1,286,283.982
TA Managed Risk - Growth ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.567675 $1.330575 $1.452618 $1.242647 $1.203205 $1.263875 $1.232013 $1.051214 $0.955110 $0.979076	$1.612011 $1.567675 $1.330575 $1.452618 $1.242647 $1.203205 $1.263875 $1.232013 $1.051214 $0.955110	1,429,629.970 1,529,871.961 1,601,735.064 2,165,370.435 2,426,367.768 2,432,676.484 2,628,282.083 2,563,145.516 1,408,654.667 400,040.987
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.433762 $1.225428 $1.276912 $1.168042 $1.136475 $1.190405 $1.116638 $0.990169 $1.000000	$1.702243 $1.433762 $1.225428 $1.276912 $1.168042 $1.136475 $1.190405 $1.116638 $0.990169	51,063.917 89,730.097 91,647.839 93,682.371 94,581.279 113,454.052 116,248.445 118,679.679 38,322.731
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.391048 $2.783510 $2.650710 $1.875089 $1.949129 $1.772487 $1.698140 $1.163781 $1.023899 $1.103793	$7.270440 $3.391048 $2.783510 $2.650710 $1.875089 $1.949129 $1.772487 $1.698140 $1.163781 $1.023899	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.807993 $1.554893 $1.706005 $1.523427 $1.476616 $1.515145 $1.510574 $1.339201 $1.235451 $1.303203	$2.111035 $1.807993 $1.554893 $1.706005 $1.523427 $1.476616 $1.515145 $1.510574 $1.339201 $1.235451	187,321.792 205,280.914 222,669.942 245,748.803 490,902.604 766,919.135 924,031.248 978,471.294 868,573.908 685,326.952
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.693571 $9.448178 $10.382434 $9.352576 $9.443434 $10.253866	$11.235662 $10.693571 $9.448178 $10.382434 $9.352576 $9.443434	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.128523 $9.327322 $11.039186 $9.998776	$11.820587 $11.128523 $9.327322 $11.039186	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.305818 $1.923474 $2.028776 $1.806480 $1.700902 $1.724952 $1.582146 $1.361726 $1.227972 $1.199514	$2.630102 $2.305818 $1.923474 $2.028776 $1.806480 $1.700902 $1.724952 $1.582146 $1.361726 $1.227972	156,295.962 158,557.937 265,816.205 274,167.748 426,620.694 43,796.275 44,301.689 57,240.125 57,184.072 87,734.718
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.299207 $1.100267 $1.198333 $1.083984 $1.042489 $1.084158 $1.018991 $0.923358 $0.926774 $0.972395	$1.395468 $1.299207 $1.100267 $1.198333 $1.083984 $1.042489 $1.084158 $1.018991 $0.923358 $0.926774	19,910.309 21,493.930 31,968.019 107,662.766 98,571.522 185,526.267 192,005.228 199,298.706 117,316.040 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223759 $1.054966 $1.127306 $1.034919 $0.999122 $1.034089 $0.963961 $0.903308 $0.901811 $0.987642	$1.326889 $1.223759 $1.054966 $1.127306 $1.034919 $0.999122 $1.034089 $0.963961 $0.903308 $0.901811	29,478.163 30,959.880 56,046.261 58,386.752 63,917.981 66,851.044 68,616.472 70,350.104 42,221.104 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279850 $1.067103 $1.171587 $1.034043 $0.999286 $1.049029 $0.999296 $0.867065 $0.872790 $1.000799	$1.377612 $1.279850 $1.067103 $1.171587 $1.034043 $0.999286 $1.049029 $0.999296 $0.867065 $0.872790	11,737.445 10,478.844 10,647.530 10,809.441 10,971.612 11,146.263 8,294.527 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.499201 $1.404057 $1.437771 $1.392454 $1.377117 $1.388539 $1.348764 $1.405843 $1.327694 $1.270029	$1.588779 $1.499201 $1.404057 $1.437771 $1.392454 $1.377117 $1.388539 $1.348764 $1.405843 $1.327694	116,407.191 216,008.097 281,530.990 332,296.006 446,875.763 517,912.021 613,754.578 730,685.699 1,019,273.087 675,744.719
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.055653 $0.988815 $1.017975 $1.000351 $0.976685 $1.019087 $0.999098 $1.119495 $1.067467 $1.000000	$1.132141 $1.055653 $0.988815 $1.017975 $1.000351 $0.976685 $1.019087 $0.999098 $1.119495 $1.067467	40,438.525 47,433.905 61,522.467 61,283.551 93,952.396 88,355.328 129,935.147 453,183.544 705,173.330 36,088.901

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024292 $0.043067 $0.040940 $0.061370 $0.081384 $0.088962 $0.121151 $0.223685 $0.321281 $0.406761	$0.011157 $0.024292 $0.043067 $0.040940 $0.061370 $0.081384 $0.088962 $0.121151 $0.223685 $0.321281	1,364,930.087 374,379.284 806,105.579 363,506.109 629,131.781 438,777.413 144,125.792 146,102.103 149,462.921 142,405.329
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.262489 $1.150304 $1.200618 $1.089355 $1.075544 $1.116425 $1.092101 $1.033744 $0.981233 $1.000000	$1.328544 $1.262489 $1.150304 $1.200618 $1.089355 $1.075544 $1.116425 $1.092101 $1.033744 $0.981233	32,145.004 39,304.782 40,283.443 51,276.479 112,334.994 128,776.386 129,356.235 228,178.984 239,697.622 73,219.503
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.325155 $1.206091 $1.299830 $1.094990 $1.088324 $1.180140 $1.158703 $1.007957 $0.920764 $1.000000	$1.280333 $1.325155 $1.206091 $1.299830 $1.094990 $1.088324 $1.180140 $1.158703 $1.007957 $0.920764	374,159.185 400,744.328 397,195.362 444,769.816 434,760.516 591,814.585 718,109.837 549,265.017 342,231.272 56,296.409
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.294802 $1.180861 $1.248963 $1.096434 $1.087459 $1.151387 $1.126199 $1.027230 $0.961403 $1.000000	$1.319040 $1.294802 $1.180861 $1.248963 $1.096434 $1.087459 $1.151387 $1.126199 $1.027230 $0.961403	162,932.153 164,050.167 187,584.695 230,246.114 235,349.334 344,577.388 430,985.455 441,611.430 414,216.304 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.528473 $10.490068 $11.207517 $9.998776	$15.724482 $13.528473 $10.490068 $11.207517	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.555387 $2.072894 $2.377761 $2.090752 $1.753980 $1.827623 $1.765205 $1.315104 $1.148687 $1.198420	$2.615640 $2.555387 $2.072894 $2.377761 $2.090752 $1.753980 $1.827623 $1.765205 $1.315104 $1.148687	15,045.678 14,615.242 14,924.389 18,114.153 18,608.245 19,788.047 21,587.500 20,074.337 18,704.792 10,941.450

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.570867 $2.733649 $2.988344 $2.481999 $2.266106 $2.248255 $2.144701 $1.512641 $1.328419 $1.326242	$4.344352 $3.570867 $2.733649 $2.988344 $2.481999 $2.266106 $2.248255 $2.144701 $1.512641 $1.328419	10,850.554 19,739.211 19,098.344 23,308.816 22,836.190 22,183.382 27,370.979 14,727.503 14,328.947 2,577.705
TA TS&W International Equity - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.326954 $1.113885 $1.339227 $1.106522 $1.112903 $1.116322 $1.195729 $0.976755 $0.850245 $1.008617	$1.390474 $1.326954 $1.113885 $1.339227 $1.106522 $1.112903 $1.116322 $1.195729 $0.976755 $0.850245	4,505.300 4,505.300 4,621.269 4,741.837 4,872.890 5,022.928 5,182.334 5,342.143 5,637.253 5,821.254
TA WMC US Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.692507 $1.953656 $1.980848 $1.557881 $1.539734 $1.463769 $1.338530 $1.026695 $0.922026 $0.972667	$3.637999 $2.692507 $1.953656 $1.980848 $1.557881 $1.539734 $1.463769 $1.338530 $1.026695 $0.922026	4,387.236 22,383.460 4,500.165 8,584.152 16,155.235 16,523.697 17,285.352 17,668.708 15,430.916 5,668.701

Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.223373 $1.906370 $2.064600 $1.809668 $1.756004 $1.756984 $1.662511 $1.449139 $1.295512 $1.354352	$2.396723 $2.223373 $1.906370 $2.064600 $1.809668 $1.756004 $1.756984 $1.662511 $1.449139 $1.295512	0.000 0.000 0.000 0.000 26,517.106 25,761.293 25,225.785 17,676.881 13,961.800 14,172.067
AB Growth and Income Portfolio - Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.343347 $1.917542 $2.060127 $1.757006 $1.600027 $1.595660 $1.476810 $1.109857 $0.957560 $0.913114	$2.373990 $2.343347 $1.917542 $2.060127 $1.757006 $1.600027 $1.595660 $1.476810 $1.109857 $0.957560	2,559.184 77,286.046 79,344.138 101,308.741 102,531.571 113,678.675 114,193.090 128,521.386 39,248.231 37,222.161

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.536948 $2.662630 $2.632282 $2.022025 $1.998169 $1.823239 $1.620009 $1.196094 $1.036757 $1.089549	$4.725754 $3.536948 $2.662630 $2.632282 $2.022025 $1.998169 $1.823239 $1.620009 $1.196094 $1.036757	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,503.564 11,983.993 12,502.382
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.248186 $1.881342 $2.000911 $1.746384 $1.619261 $1.620072 $1.559421 $1.279028 $1.116841 $1.118495	$2.492115 $2.248186 $1.881342 $2.000911 $1.746384 $1.619261 $1.620072 $1.559421 $1.279028 $1.116841	117,198.157 121,825.873 142,536.831 316,110.898 491,413.465 194,698.148 183,379.553 184,441.678 185,535.899 183,558.937
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.226241 $1.137562 $1.162451 $1.137573 $1.121015 $1.134155 $1.092923 $1.133226 $1.091117 $1.043227	$1.326371 $1.226241 $1.137562 $1.162451 $1.137573 $1.121015 $1.134155 $1.092923 $1.133226 $1.091117	112,412.361 122,851.244 197,873.021 223,903.064 291,292.934 253,104.076 55,555.014 95,651.696 132,696.117 37,745.190
American Funds - Growth FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.216620 $2.495349 $2.538017 $2.006912 $1.859507 $1.765400 $1.650551 $1.287044 $1.107639 $1.173868	$4.821992 $3.216620 $2.495349 $2.538017 $2.006912 $1.859507 $1.765400 $1.650551 $1.287044 $1.107639	6,678.193 47,239.623 47,758.349 53,466.617 57,478.186 69,942.596 76,984.755 82,724.199 53,780.613 2,153.957
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.844197 $2.287546 $2.363130 $1.958850 $1.781872 $1.781794 $1.633873 $1.241615 $1.072250 $1.108033	$3.183305 $2.844197 $2.287546 $2.363130 $1.958850 $1.781872 $1.781794 $1.633873 $1.241615 $1.072250	12,467.779 50,272.081 53,201.942 54,716.666 55,777.968 61,811.387 62,615.346 63,580.630 15,199.295 4,230.362
American Funds - International FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.525390 $1.259341 $1.470879 $1.129166 $1.106414 $1.175674 $1.225234 $1.021914 $0.879338 $1.036866	$1.713664 $1.525390 $1.259341 $1.470879 $1.129166 $1.106414 $1.175674 $1.225234 $1.021914 $0.879338	112,047.064 215,252.470 213,372.881 247,487.310 266,551.901 285,631.622 295,638.950 305,204.801 147,475.292 95,599.218

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.053208 $1.673306 $1.771325 $1.542969 $1.458855 $1.470337 $1.351815 $1.146318 $1.009892 $1.062126	$2.479015 $2.053208 $1.673306 $1.771325 $1.542969 $1.458855 $1.470337 $1.351815 $1.146318 $1.009892	141,964.714 151,025.472 176,449.603 149,733.963 128,734.915 47,969.788 54,012.208 126,688.857 33,068.483 31,878.042
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.644367 $2.037536 $2.207685 $1.836540 $1.724305 $1.736918 $1.573506 $1.215402 $1.058584 $1.101400	$3.404730 $2.644367 $2.037536 $2.207685 $1.836540 $1.724305 $1.736918 $1.573506 $1.215402 $1.058584	129,523.094 204,771.517 211,006.398 242,058.362 276,560.197 292,776.749 328,199.303 336,512.082 183,999.266 185,301.098
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.011325 $1.600588 $1.770232 $1.589470 $1.365829 $1.442688 $1.345208 $1.064468 $0.919880 $0.924383	$2.116527 $2.011325 $1.600588 $1.770232 $1.589470 $1.365829 $1.442688 $1.345208 $1.064468 $0.919880	6,758.046 6,867.768 6,981.005 7,085.783 7,167.300 7,259.381 7,346.384 20,942.194 21,583.948 22,275.244
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.304501 $2.494845 $2.534646 $1.901631 $1.912927 $1.809963 $1.649159 $1.226558 $1.084537 $1.097337	$4.689700 $3.304501 $2.494845 $2.534646 $1.901631 $1.912927 $1.809963 $1.649159 $1.226558 $1.084537	3,693.492 3,753.459 3,815.345 3,872.609 3,917.158 3,967.481 4,015.034 4,060.226 4,102.531 4,146.594
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.354366 $1.933430 $2.294791 $1.925640 $1.740234 $1.789405 $1.707028 $1.270814 $1.122098 $1.273153	$2.743474 $2.354366 $1.933430 $2.294791 $1.925640 $1.740234 $1.789405 $1.707028 $1.270814 $1.122098	89,773.471 90,911.307 93,180.717 91,521.031 110,951.101 113,100.832 131,847.880 134,831.400 137,501.794 143,333.290
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.220548 $1.674955 $2.053694 $1.744340 $1.614638 $1.687021 $1.602074 $1.244771 $0.990959 $1.101924	$2.371372 $2.220548 $1.674955 $2.053694 $1.744340 $1.614638 $1.687021 $1.602074 $1.244771 $0.990959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,170.464 6,428.159 6,707.008

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.269273 $1.922666 $2.154174 $1.952137 $1.751165 $1.891986 $1.865274 $1.527736 $1.343822 $1.384396	$2.503366 $2.269273 $1.922666 $2.154174 $1.952137 $1.751165 $1.891986 $1.865274 $1.527736 $1.343822	14,342.597 31,224.207 49,422.114 75,429.126 93,531.750 101,090.287 120,425.974 124,020.777 125,421.157 111,575.528
Franklin Income VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.616161 $1.408543 $1.488923 $1.373171 $1.218099 $1.325618 $1.281702 $1.137811 $1.021688 $1.009344	$1.608877 $1.616161 $1.408543 $1.488923 $1.373171 $1.218099 $1.325618 $1.281702 $1.137811 $1.021688	23,547.494 24,723.136 25,062.707 58,632.783 59,039.288 75,797.177 77,154.057 111,033.686 113,686.058 97,674.721
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.536300 $1.267793 $1.410321 $1.316593 $1.147441 $1.220904 $1.152833 $0.909149 $0.804987 $0.822800	$1.442218 $1.536300 $1.267793 $1.410321 $1.316593 $1.147441 $1.220904 $1.152833 $0.909149 $0.804987	6,507.560 7,352.440 7,443.924 8,702.454 8,809.638 9,636.937 9,757.150 9,871.517 9,985.366 13,176.475
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.399064 $1.778722 $1.872124 $1.490702 $1.477989 $1.427185 $1.334584 $0.965645 $1.000000	$3.367880 $2.399064 $1.778722 $1.872124 $1.490702 $1.477989 $1.427185 $1.334584 $0.965645	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.084294 $3.056634 $3.112702 $2.477362 $2.235229 $2.178848 $1.963529 $1.504177 $1.300622 $1.337658	$4.812450 $4.084294 $3.056634 $3.112702 $2.477362 $2.235229 $2.178848 $1.963529 $1.504177 $1.300622	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,281.749 9,669.380 10,088.831
Janus Henderson Global Research Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.095444 $1.646717 $1.792749 $1.431375 $1.421953 $1.475681 $1.392639 $1.099846 $0.928220 $1.091557	$2.481028 $2.095444 $1.646717 $1.792749 $1.431375 $1.421953 $1.475681 $1.392639 $1.099846 $0.928220	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.600917 $2.578183 $2.653571 $2.124558 $1.975135 $2.041658 $2.232456 $1.599031 $1.337907 $1.511928	$5.182789 $3.600917 $2.578183 $2.653571 $2.124558 $1.975135 $2.041658 $2.232456 $1.599031 $1.337907	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.923662 $1.619903 $1.740854 $1.571807 $1.461039 $1.486457 $1.389144 $1.183384 $1.079085 $1.074438	$2.082772 $1.923662 $1.619903 $1.740854 $1.571807 $1.461039 $1.486457 $1.389144 $1.183384 $1.079085	53,528.287 53,528.287 55,229.111 77,878.516 88,429.721 90,544.283 92,875.654 95,150.457 97,199.828 101,690.340
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.638422 $1.436841 $1.559388 $1.371081 $1.309892 $1.345644 $1.297959 $1.147471 $1.036102 $1.083634	$1.715822 $1.638422 $1.436841 $1.559388 $1.371081 $1.309892 $1.345644 $1.297959 $1.147471 $1.036102	131,687.908 144,524.461 159,556.132 165,431.765 187,851.767 217,206.634 330,929.601 329,280.365 294,893.665 123,110.715
Templeton Foreign VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.062378 $0.954958 $1.142415 $0.990214 $0.934511 $1.010899 $1.150610 $0.946431 $0.809733 $0.916498	$1.038134 $1.062378 $0.954958 $1.142415 $0.990214 $0.934511 $1.010899 $1.150610 $0.946431 $0.809733	124,295.883 136,707.728 147,897.279 155,365.375 181,879.189 217,150.677 220,602.244 223,696.233 229,759.730 15,456.250
TA Aegon High Yield Bond - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.026079 $1.798128 $1.869563 $1.763790 $1.551309 $1.639648 $1.600797 $1.522841 $1.315497 $1.272841	$2.096738 $2.026079 $1.798128 $1.869563 $1.763790 $1.551309 $1.639648 $1.600797 $1.522841 $1.315497	9,665.670 11,234.155 9,111.134 12,339.048 50,308.125 73,541.713 69,478.397 50,806.392 26,898.964 19,154.557
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount inception date August 16, 2017	2020 2019 2018 2017	$2.406287 $1.964327 $2.245288 $2.080755	$2.204004 $2.406287 $1.964327 $2.245288	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.873181 $1.533278 $1.756255 $1.529679 $1.350231 $1.420173 $1.283323 $0.999088 $0.906652 $0.895068	$1.711355 $1.873181 $1.533278 $1.756255 $1.529679 $1.350231 $1.420173 $1.283323 $0.999088 $0.906652	1,806.133 1,868.885 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,653.808
TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480 $1.210984	$1.463291 $1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480	36,879.804 48,174.424 80,057.483 111,605.526 134,456.007 439,398.330 95,809.199 72,901.533 1,046,777.649 102,279.183
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480 $1.210984	$1.463291 $1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480	12,692.377 12,570.024 44,062.991 15,370.079 17,291.217 0.000 0.000 9,059.154 51,203.843 274,051.034
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.341208 $10.596270 $11.381428 $10.043213 $9.546412 $9.999687	$12.724417 $12.341208 $10.596270 $11.381428 $10.043213 $9.546412	10,641.740 13,898.705 20,719.429 22,029.772 5,995.085 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.449318 $1.173862 $1.324174 $1.206481 $1.215230 $1.240013 $1.107105 $1.079798 $0.873976 $0.940525	$1.425557 $1.449318 $1.173862 $1.324174 $1.206481 $1.215230 $1.240013 $1.107105 $1.079798 $0.873976	0.000 0.000 0.000 0.000 1,049.586 3,313.613 2,883.975 2,911.168 7,740.263 1,551.065
TA BlackRock Government Money Market - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.960619 $0.955248 $0.958269 $0.969200 $0.980204 $0.991478 $1.002811 $1.014275 $1.025987 $1.037664	$0.952015 $0.960619 $0.955248 $0.958269 $0.969200 $0.980204 $0.991478 $1.002811 $1.014275 $1.025987	157,942.158 97,585.636 107,435.480 110,147.642 602,071.860 780,802.040 240,235.610 5,208,335.429 1,002,212.063 335,884.188

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.458891 $1.282051 $1.356954 $1.253221 $1.242867 $1.262459 $1.212051 $1.147001 $1.096693 $1.091117	$1.578632 $1.458891 $1.282051 $1.356954 $1.253221 $1.242867 $1.262459 $1.212051 $1.147001 $1.096693	192,776.081 120,334.245 136,217.878 483,690.077 543,462.098 686,342.904 791,828.751 975,909.322 546,694.916 497,392.225
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.540106 $10.931381 $11.355746 $10.148353 $9.999063	$13.602992 $12.540106 $10.931381 $11.355746 $10.178353	125,098.301 51,994.8583 52,693.980 39,916.576 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.499915 $11.353019 $11.951613 $10.247742 $9.999063	$14.715810 $13.499915 $11.353019 $11.951613 $10.247742	32,093.826 4,210.878 4,373.160 4,564.319 7,046.693
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.739313 $11.967383 $12.786706 $10.495527 $9.999063	$16.011504 $14.739313 $11.967383 $12.786706 $10.495527	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.117113 $1.829518 $1.936128 $1.753500 $1.690641 $1.712214 $1.648347 $1.484094 $1.364595 $1.330448	$2.369076 $2.117113 $1.829518 $1.936128 $1.753500 $1.690641 $1.712214 $1.648347 $1.484094 $1.364595	302,819.241 356,071.620 451,948.774 680,658.347 827,437.546 1,049,799.213 1,338,971.034 1,360,001.898 1,205,118.904 249,943.856
TA International Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.581350 $1.255497 $1.547869 $1.232918 $1.248718 $1.266152 $1.353966 $1.162913 $0.965225 $1.087417	$1.885189 $1.581350 $1.255497 $1.547869 $1.232918 $1.248718 $1.266152 $1.353966 $1.162913 $0.965225	73,498.391 73,498.391 73,498.391 56,338.657 56,338.657 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.729498 $1.436587 $1.454151 $1.259987 $1.224018 $1.236585 $1.159978 $0.985820 $0.886410 $1.005272	$1.954561 $1.729498 $1.436587 $1.454151 $1.259987 $1.224018 $1.236585 $1.159978 $0.985820 $0.886410	310,643.189 334,648.403 331,418.456 356,436.752 960,894.068 1,090,065.616 923,074.127 229,603.106 58,174.557 47,935.972

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.026954 $2.245875 $2.305443 $1.811340 $1.875314 $2.002257 $2.030579 $1.479482 $1.375850 $1.495060	$3.559106 $3.026954 $2.245875 $2.305443 $1.811340 $1.875314 $2.002257 $2.030579 $1.479482 $1.375850	10,006.979 15,358.438 21,831.358 22,741.651 23,976.657 23,527.594 21,490.075 21,462.697 23,146.739 21,984.614
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.566460 $1.395405 $1.474664 $1.325075 $1.284970 $1.328235 $1.317834 $1.221905 $1.153065 $1.139437	$1.722842 $1.566460 $1.395405 $1.474664 $1.325075 $1.284970 $1.328235 $1.317834 $1.221905 $1.153065	1,258,700.326 1,470,460.300 1,683,047.873 2,154,847.679 2,412,649.139 3,674,559.403 4,619,876.886 4,584,390.486 4,051,492.302 2,890,928.078
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.834069 $1.473963 $1.669738 $1.357939 $1.297963 $1.341282 $1.324429 $1.059951 $0.953993 $1.023225	$2.254900 $1.834069 $1.473963 $1.669738 $1.357939 $1.297963 $1.341282 $1.324429 $1.059951 $0.953993	26,932.118 26,932.118 26,932.118 106,573.400 108,436.510 110,039.375 110,388.630 111,344.552 20,487.150 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768441 $1.493280 $1.629862 $1.379608 $1.313310 $1.362744 $1.345485 $1.143248 $1.047768 $1.084474	$2.004728 $1.768441 $1.493280 $1.629862 $1.379608 $1.313310 $1.362744 $1.345485 $1.143248 $1.047768	1,175,359.122 1,376,288.888 2,018,621.565 2,533,939.516 2,887,077.103 3,488,921.167 3,734,010.192 3,894,425.066 3,009,000.675 1,831,656.827
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.707726 $1.486830 $1.589026 $1.384135 $1.330098 $1.379563 $1.359940 $1.214821 $1.126254 $1.135864	$1.895595 $1.707726 $1.486830 $1.589026 $1.384135 $1.330098 $1.379563 $1.359940 $1.214821 $1.126254	5,754,745.934 6,296,473.176 6,779,169.840 9,214,744.701 10,371,848.223 11,490,625.400 11,234,841.521 9,988,755.059 7,800,489.140 5,427,624.738
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.178454 $1.101111 $1.114863 $1.090363 $1.080605 $1.089389 $1.048423 $1.083555 $1.046329 $1.000000	$1.248535 $1.178454 $1.101111 $1.114863 $1.090363 $1.080605 $1.089389 $1.048423 $1.083555 $1.046329	147,551.996 168,200.292 204,339.595 240,443.190 245,514.860 242,515.787 157,558.135 214,513.370 168,175.791 126,979.526

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.691612 $2.083252 $2.247761 $1.881772 $1.712878 $1.738751 $1.543173 $1.181309 $1.029301 $1.036203	$3.189502 $2.691612 $2.083252 $2.247761 $1.881772 $1.712878 $1.738751 $1.543173 $1.181309 $1.029301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.338003 $1.150763 $1.321464 $1.100359 $1.101127 $1.135203 $1.157384 $1.040939 $0.936123 $1.024034	$1.515135 $1.338003 $1.150763 $1.321464 $1.100359 $1.101127 $1.135203 $1.157384 $1.040939 $0.936123	577,689.770 639,257.061 773,643.946 1,432,217.230 1,780,730.674 1,613,023.429 1,031,983.153 760,050.340 492,852.799 35,444.155
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.901249 $2.329152 $2.680285 $2.395162 $2.119969 $2.209281 $1.943423 $1.495254 $1.257966 $1.250762	$2.897929 $2.901249 $2.329152 $2.680285 $2.395162 $2.119969 $2.209281 $1.943423 $1.495254 $1.257966	0.000 37,070.091 35,450.324 33,417.847 34,703.535 38,115.240 40,419.465 39,843.327 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.335370 $1.206940 $1.261081 $1.175557 $1.141201 $1.158978 $1.103029 $1.059640 $0.997395 $1.000000	$1.479967 $1.335370 $1.206940 $1.261081 $1.175557 $1.141201 $1.158978 $1.103029 $1.059640 $0.997395	640,886.103 683,994.379 744,461.151 889,214.371 1,828,399.202 1,879,732.245 1,957,550.236 1,974,554.921 1,650,460.256 695,735.385
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.335426 $1.163846 $1.217664 $1.114936 $1.135321 $1.172732 $1.093470 $1.011240 $1.000000	$1.312999 $1.335426 $1.163846 $1.217664 $1.114936 $1.135321 $1.172732 $1.093470 $1.011240	328,652.017 361,889.175 385,558.637 569,736.177 802,973.607 1,073,646.431 1,043,546.839 975,761.289 486,813.776
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.406499 $1.217750 $1.293018 $1.155266 $1.180181 $1.230027 $1.150117 $1.006278 $1.000000	$1.360387 $1.406499 $1.217750 $1.293018 $1.155266 $1.180181 $1.230027 $1.150117 $1.006278	35,141.202 33,493.071 38,779.961 161,938.833 155,895.655 198,316.222 160,308.833 165,260.427 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$1.497282 $1.317622 $1.342985 $1.281987	$1.597981 $1.497282 $1.317622 $1.342985	0.000 7,266.063 9,594.923 10,695.765
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.524628 $1.333510 $1.413182 $1.260057 $1.228411 $1.264925 $1.223796 $1.110874 $1.036666 $1.033408	$1.570437 $1.524628 $1.333510 $1.413182 $1.260057 $1.228411 $1.264925 $1.223796 $1.110874 $1.036666	3,436,997.436 4,873,369.825 5,603,473.385 6,952,772.098 8,473,296.967 9,132,433.999 8,733,418.859 9,862,875.009 8,826,232.532 5,373,933.931
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.505146 $1.357028 $1.423919 $1.297153 $1.260652 $1.283975 $1.234061 $1.161501 $1.102003 $1.080343	$1.561130 $1.505146 $1.357028 $1.423919 $1.297153 $1.260652 $1.283975 $1.234061 $1.161501 $1.102003	1,963,611.399 2,693,970.726 3,006,555.995 3,545,037.956 4,812,326.381 5,884,991.152 7,757,978.832 4,033,778.092 5,606,136.058 2,549,938.300
TA Managed Risk - Growth ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.604251 $1.358937 $1.480630 $1.264107 $1.221573 $1.280626 $1.245877 $1.060956 $0.962049 $0.984247	$1.652884 $1.604251 $1.358937 $1.480630 $1.264107 $1.221573 $1.280626 $1.245877 $1.060956 $0.962049	433,269.946 697,108.478 944,999.643 1,539,087.359 1,777,142.543 2,103,189.742 2,261,092.583 2,216,864.799 1,417,651.419 1,170,130.631
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.454553 $1.240748 $1.290311 $1.177972 $1.143879 $1.195795 $1.119493 $0.990737 $1.000000	$1.730339 $1.454553 $1.240748 $1.290311 $1.177972 $1.143879 $1.195795 $1.119493 $0.990737	159,471.940 175,752.673 226,241.005 463,371.042 537,032.312 723,584.075 686,942.086 641,672.304 166,597.872
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.482242 $2.852725 $2.711234 $1.914131 $1.985800 $1.802269 $1.723262 $1.178666 $1.034939 $1.113499	$7.480694 $3.482242 $2.852725 $2.711234 $1.914131 $1.985800 $1.802269 $1.723262 $1.178666 $1.034939	8,714.331 13,802.832 0.000 0.000 0.000 0.000 0.000 1,064.064 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.846528 $1.584897 $1.735472 $1.546680 $1.496195 $1.532210 $1.524566 $1.348936 $1.241971 $1.307502	$2.160292 $1.846528 $1.584897 $1.735472 $1.546680 $1.496195 $1.532210 $1.524566 $1.348936 $1.241971	738,868.259 1,265,001.485 1,442,771.337 1,958,957.566 2,389,378.354 3,624,043.184 3,759,479.707 4,558,691.121 4,293,257.450 3,835,278.347
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.802897 $9.525939 $10.447104 $9.392327 $9.464889 $10.263585	$11.372970 $10.802897 $9.525939 $10.447104 $9.392327 $9.464889	1,300.077 2,807.065 4,753.418 13,557.833 4,039.590 4,646.371
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.187417 $9.358221 $11.053801 $9.998938	$11.906633 $11.187417 $9.358221 $11.053801	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367723 $1.971224 $2.075018 $1.844027 $1.732843 $1.753887 $1.605522 $1.379126 $1.241200 $1.210049	$2.706049 $2.367723 $1.971224 $2.075018 $1.844027 $1.732843 $1.753887 $1.605522 $1.379126 $1.241200	305,419.692 650,235.142 1,118,798.940 1,528,547.922 1,069,822.021 270,949.341 276,298.215 280,704.769 173,726.386 169,241.867
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.325400 $1.120234 $1.217660 $1.099300 $1.055132 $1.095148 $1.027295 $0.929048 $0.930645 $0.974535	$1.426416 $1.325400 $1.120234 $1.217660 $1.099300 $1.055132 $1.095148 $1.027295 $0.929048 $0.930645	143,796.632 177,231.960 222,672.374 387,502.271 704,943.013 791,308.218 779,489.462 806,134.562 518,550.271 22,713.847
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.248447 $1.074127 $1.145513 $1.049559 $1.011268 $1.044591 $0.971833 $0.908879 $0.905567 $0.989799	$1.356344 $1.248447 $1.074127 $1.145513 $1.049559 $1.011268 $1.044591 $0.971833 $0.908879 $0.905567	106,956.765 93,713.632 98,264.224 101,866.787 226,669.840 232,628.428 247,178.018 261,246.710 52,805.924 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305626 $1.086461 $1.190466 $1.048636 $1.011391 $1.059654 $1.007422 $0.872409 $0.876452 $1.003015	$1.408117 $1.305626 $1.086461 $1.190466 $1.048636 $1.011391 $1.059654 $1.007422 $0.872409 $0.876452	0.000 0.000 0.000 26,065.930 26,090.166 26,715.184 27,364.864 27,744.061 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.539459 $1.438915 $1.470550 $1.421393 $1.402982 $1.411811 $1.368660 $1.423766 $1.341954 $1.281147	$1.634666 $1.539459 $1.438915 $1.470550 $1.421393 $1.402982 $1.411811 $1.368660 $1.423766 $1.341954	404,068.227 621,422.870 706,942.313 1,004,709.435 1,424,727.227 1,740,997.401 2,231,597.461 2,584,295.488 2,238,292.747 1,335,865.221
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.073926 $1.003937 $1.031489 $1.011637 $0.985764 $1.026530 $1.004409 $1.123215 $1.068881 $1.000000	$1.154019 $1.073926 $1.003937 $1.031489 $1.011637 $0.985764 $1.026530 $1.004409 $1.123215 $1.068881	277,122.535 368,947.679 412,093.454 686,845.900 856,865.046 964,698.788 1,197,592.175 1,629,239.955 1,313,508.022 168,862.589
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024774 $0.043860 $0.041632 $0.062275 $0.082431 $0.089955 $0.122267 $0.225309 $0.322972 $0.408104	$0.011424 $0.024774 $0.043860 $0.041632 $0.062275 $0.082431 $0.089955 $0.122267 $0.225309 $0.322972	0.000 0.000 508,532.994 0.000 266,068.456 269,417.795 0.000 0.000 131,911.777 180,277.688
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.284269 $1.167839 $1.216498 $1.101592 $1.085488 $1.124509 $1.097845 $1.037138 $0.982517 $1.000000	$1.354131 $1.284269 $1.167839 $1.216498 $1.101592 $1.085488 $1.124509 $1.097845 $1.037138 $0.982517	202,149.620 253,911.760 282,340.238 414,517.918 605,479.289 754,906.778 938,213.333 1,377,711.284 1,122,044.048 263,274.634
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.348041 $1.224498 $1.317035 $1.107312 $1.098408 $1.188721 $1.164823 $1.011291 $0.921979 $1.000000	$1.305017 $1.348041 $1.224498 $1.317035 $1.107312 $1.098408 $1.188721 $1.164823 $1.011291 $0.921979	742,204.610 781,376.763 934,555.779 1,047,102.276 1,074,451.758 1,098,031.256 1,140,045.158 1,157,573.982 755,228.566 76,749.207
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.317191 $1.198919 $1.265538 $1.108791 $1.097550 $1.159781 $1.132171 $1.030630 $0.962668 $1.000000	$1.344503 $1.317191 $1.198919 $1.265538 $1.108791 $1.097550 $1.159781 $1.132171 $1.030630 $0.962668	1,064,858.844 1,092,269.975 1,158,483.928 1,513,998.377 1,670,837.102 1,920,150.332 2,040,408.276 2,119,160.659 1,026,762.629 83,822.176

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.600069 $10.524816 $11.222352 $9.998938	$15.838907 $13.600069 $10.524816 $11.222352	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.616474 $2.118266 $2.424982 $2.128082 $1.781779 $1.852916 $1.786104 $1.328048 $1.157683 $1.205418	$2.683463 $2.616474 $2.118266 $2.424982 $2.128082 $1.781779 $1.852916 $1.786104 $1.328048 $1.157683	86,559.559 85,882.863 90,828.968 97,972.537 121,640.909 148,291.326 154,706.618 151,784.405 143,032.266 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.666820 $2.801570 $3.056518 $2.533630 $2.308685 $2.285975 $2.176376 $1.531954 $1.342719 $1.337878	$4.469902 $3.666820 $2.801570 $3.056518 $2.533630 $2.308685 $2.285975 $2.176376 $1.531954 $1.342719	66,992.422 87,982.064 89,432.408 92,036.923 108,006.355 113,213.473 127,545.922 133,073.430 112,938.071 128,588.144
TA TS&W International Equity - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362597 $1.141543 $1.369752 $1.129528 $1.133789 $1.135028 $1.213370 $0.989210 $0.859382 $1.017449	$1.430649 $1.362597 $1.141543 $1.369752 $1.129528 $1.133789 $1.135028 $1.213370 $0.989210 $0.859382	19,164.242 19,164.242 19,164.242 0.000 0.000 0.000 0.000 6,661.695 12,276.482 7,240.945
Transamerica WMC US Growth VP – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.764865 $2.002211 $2.026058 $1.590311 $1.568691 $1.488352 $1.358317 $1.039813 $0.931964 $0.981208	$3.743146 $2.764865 $2.002211 $2.026058 $1.590311 $1.568691 $1.488352 $1.358317 $1.039813 $0.931964	0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,398.945 6,666.192 6,955.365
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
* The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider which is no longer available to elect.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX
PAM METHOD TRANSFERS
NOTE: The Living Benefits rider is no longer available to elect. For previously elected riders, to make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
This appendix explains the material features of the Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders. These riders are no longer available to elect.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The Retirement Income Max® rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$

Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
DCA	Dollar Cost Averaging
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMLB	Guaranteed Minimum Living Benefit
GLWB	Guaranteed Living Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal Solution
ISFL	Income Select For Life
MAWA	Maximum Annual Withdrawal Amount
Abbreviation	Definition
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WD	Withdrawal
WB	Withdrawal Base
Rider Name	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least age 55, but not yet 86 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.90% (5/1/09 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/09)
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee..........................................................0.60%
DB Fee...........................................................0.25%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each Rider Anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Death Benefit	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant, this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Global Allocation Managed Risk - Balanced
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Balanced
TA PIMCO Tactical - Conservative
TA PIMCO Tactical - Growth
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
	Current PAM Safe Fund: TA U.S. Government Securities	N/A
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
The percentage is determined by the attained age of the annuitant at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58..........................................................0.0%
 59-69........................................................5.0%
 70-79........................................................6.0%
 80+...........................................................7.0%
• Starting the rider anniversary following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Automatic Step-Up Benefit	N/A	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Income Benefit or Other Benefit Payout Considerations
The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.

Year Rec'd% Added to GFV
 1..............................................................100%
 2................................................................90%
 3................................................................80%
 4................................................................70%
 5................................................................60%
 6-10...........................................................50%
 10+..............................................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2004	Retirement Income Choice®[3]
Rider Form Number[1]	RGMB 4 0504 (2004)	RGMB 27 0108 (NY)
Rider Upgrade	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within a 30 day window following each 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each year until the annuitant's2 death
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the annuitant's2 death.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age at least age 55, but not yet 86 years old for single life option and at least 71 but not yet 86 for joint life option (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB riders.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees:
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees:
(9/21/09 - 2/20/11)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(12/12/11 - 11/3/13)
OAM Option............................1.25%
Group A....................................1.55%
Group B....................................1.10%
Group C....................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option............................1.20%
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
Base Benefit Fees:
(5/1/09 - 2/20/11)
OAM Option............................1.10%
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarter-versary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• Fee is deducted from variable subaccounts only.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Balanced
TA PIMCO Tactical - Conservative
TA PIMCO Tactical - Growth
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation – Growth
TA Managed Risk - Growth
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk – Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation – Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical – Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon U.S. Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical – Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Fund
State Street Total Return V.I.S. Fund
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon US Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Allocation Methods	N/A	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%
 71-79..................................5.5%
 80+......................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-79..................................5.0%
 80 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-79..................................4.5%
 80 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or before the anniversary following the annuitant's2 attained age 67 (or age 73 for joint life option), the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within 30 day window following each successive rider anniversary.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 31 0708 (NY)	RGMB 37 0809 (IS) (NY) RGMB 37 0809 (IJ) (NY)	RGMB 35 0109 (IS)(NY) RGMB 35 0109 (AS)(NY)
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA AXIOMSM NY VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA BNY
Offered by
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica AxiomSM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2021, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2021

ii

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Administrative Office - Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date - The date upon which annuity payments are to commence.
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies) - The person(s) who has the right to the death benefit as set forth in the policy.
Business Day - A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in Your policy.
cash value - The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).
Code - The Internal Revenue Code of 1986, as amended.
Enrollment Form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Partial Surrender - The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account - One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
free amount - The amount that can be withdrawn each year without incurring any surrender charges.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred.
Nonqualified Policy - A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus
•	accumulated losses in the Separate Account; minus
•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment - An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
1

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account - Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
service charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment - The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Surrender Charge - A percentage of each Premium Payment that depends upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on full or partial surrenders from the policy. A Surrender Charge may also be referred to as a “contingent deferred sales charge.” If the Access Rider is elected, the surrender charge percentage is zero.
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments - Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
written notice - Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the
3

Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner's spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must
4

begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
5

Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D
6

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.35% on an annual basis; On a daily basis, this equals 0.000036740.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000036740 = Z = 1.014876
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount.
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
7

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and
8

expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 5% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
9

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services and Moody's Investors Service. The purpose of the ratings is to reflect our financial strength. The ratings should not be
10

considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Department may determine the items are correct. The Company's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI and “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2020, 2019 and 2018, the amounts paid to TCI in connection with all policies sold through the separate account were $296,709, $296,709 and $461,164, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
11

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory-basis financial statements and supplementary information of Transamerica Financial Life Insurance Company have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of each of the subaccounts of Separate Account VA BNY included in Form N-VPFS dated April 21, 2021 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, please refer to the instruments filed with the SEC.
12

FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica AxiomSM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
13

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of Accumulation Units outstanding for the total Separate Account expenses listed therein (including any applicable fund facilitation fees) for each Subaccount available on December 31, 2020.
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.127868 $1.831689 $1.991597 $1.752565 $1.707289 $1.714980 $1.629162 $1.425679 $1.279599 $1.342988	$2.284754 $2.127868 $1.831689 $1.991597 $1.752565 $1.707289 $1.714980 $1.629162 $1.425679 $1.279599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.121458 $1.742825 $1.879879 $1.609588 $1.471564 $1.473353 $1.369008 $1.032908 $0.894717 $0.856561	$2.140735 $2.121458 $1.742825 $1.879879 $1.609588 $1.471564 $1.473353 $1.369008 $1.032908 $0.894717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.117234 $2.355944 $2.338360 $1.803322 $1.789069 $1.638904 $1.461969 $1.083679 $0.943040 $0.994964	$4.148568 $3.117234 $2.355944 $2.338360 $1.803322 $1.789069 $1.638904 $1.461969 $1.083679 $0.943040	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1)(5) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.160394 $1.815006 $1.938012 $1.698135 $1.580724 $1.587754 $1.534342 $1.263418 $1.107581 $1.113586	$2.385395 $2.160394 $1.815006 $1.938012 $1.698135 $1.580724 $1.587754 $1.534342 $1.263418 $1.107581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.178376 $1.097471 $1.125913 $1.106161 $1.094344 $1.111541 $1.075355 $1.119407 $1.082068 $1.038634	$1.269606 $1.178376 $1.097471 $1.125913 $1.106161 $1.094344 $1.111541 $1.075355 $1.119407 $1.082068	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
14

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.091076 $2.407409 $2.458287 $1.951496 $1.815267 $1.730189 $1.624008 $1.271349 $1.098460 $1.168721	$4.615606 $3.091076 $2.407409 $2.458287 $1.951496 $1.815267 $1.730189 $1.624008 $1.271349 $1.098460	0.000 0.000 0.000 0.000 2,141.449 2,209.610 3,094.270 2,848.624 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.733088 $2.206847 $2.288803 $1.904693 $1.739431 $1.746211 $1.607557 $1.226434 $1.063351 $1.103175	$3.046928 $2.733088 $2.206847 $2.288803 $1.904693 $1.739431 $1.746211 $1.607557 $1.226434 $1.063351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.465818 $1.214923 $1.424639 $1.097960 $1.080074 $1.152215 $1.205517 $1.009425 $0.872042 $1.032313	$1.640278 $1.465818 $1.214923 $1.424639 $1.097960 $1.080074 $1.152215 $1.205517 $1.009425 $0.872042	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.960758 $1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978	$2.358072 $1.960758 $1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.285802 $1.768215 $1.923513 $1.606455 $1.514231 $1.531344 $1.392753 $1.080028 $0.944419 $0.986500	$2.931466 $2.285802 $1.768215 $1.923513 $1.606455 $1.514231 $1.531344 $1.392753 $1.080028 $0.944419	0.000 0.000 0.000 0.000 2,549.827 2,558.310 3,530.481 3,330.843 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.937487 $1.547922 $1.718805 $1.549372 $1.336618 $1.417416 $1.326873 $1.054107 $0.914553 $0.922659	$2.030793 $1.937487 $1.547922 $1.718805 $1.549372 $1.336618 $1.417416 $1.326873 $1.054107 $0.914553	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.657227 $2.014088 $2.054366 $1.547372 $1.562705 $1.484436 $1.357898 $1.013913 $0.900082 $0.914303	$3.756244 $2.657227 $2.014088 $2.054366 $1.547372 $1.562705 $1.484436 $1.357898 $1.013913 $0.900082	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.090977 $1.723915 $2.054266 $1.730612 $1.570156 $1.620890 $1.552382 $1.160262 $1.028558 $1.171622	$2.426965 $2.090977 $1.723915 $2.054266 $1.730612 $1.570156 $1.620890 $1.552382 $1.160262 $1.028558	0.000 0.000 0.000 0.000 2,438.823 2,385.126 3,243.419 3,039.453 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.096840 $1.587883 $1.954681 $1.666779 $1.548930 $1.624778 $1.549070 $1.208341 $0.965777 $1.078157	$2.230434 $2.096840 $1.587883 $1.954681 $1.666779 $1.548930 $1.624778 $1.549070 $1.208341 $0.965777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171803 $1.847352 $2.078021 $1.890533 $1.702575 $1.846754 $1.827871 $1.503013 $1.327324 $1.372792	$2.386430 $2.171803 $1.847352 $2.078021 $1.890533 $1.702575 $1.846754 $1.827871 $1.503013 $1.327324	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.672281 $1.463220 $1.552860 $1.437778 $1.280444 $1.398991 $1.357994 $1.210302 $1.091102 $1.082172	$1.658174 $1.672281 $1.463220 $1.552860 $1.437778 $1.280444 $1.398991 $1.357994 $1.210302 $1.091102	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.673006 $1.386071 $1.548019 $1.450844 $1.269426 $1.356042 $1.285509 $1.017787 $0.904772 $0.928445	$1.564364 $1.673006 $1.386071 $1.548019 $1.450844 $1.269426 $1.356042 $1.285509 $1.017787 $0.904772	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$3.254518 $2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.297584 $2.477631 $2.533118 $2.024023 $1.833392 $1.794219 $1.623304 $1.248463 $1.083804 $1.119064	$3.870174 $3.297584 $2.477631 $2.533118 $2.024023 $1.833392 $1.794219 $1.623304 $1.248463 $1.083804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.755691 $1.385167 $1.514003 $1.213579 $1.210345 $1.261044 $1.194788 $0.947318 $0.802662 $0.947650	$2.070569 $1.755691 $1.385167 $1.514003 $1.213579 $1.210345 $1.261044 $1.194788 $0.947318 $0.802662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.384489 $2.432806 $2.513914 $2.020678 $1.885970 $1.957195 $2.148567 $1.545021 $1.297868 $1.472478	$4.852129 $3.384489 $2.432806 $2.513914 $2.020678 $1.885970 $1.957195 $2.148567 $1.545021 $1.297868	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.749547 $1.479114 $1.595869 $1.446575 $1.349937 $1.378845 $1.293663 $1.106392 $1.012888 $1.012503	$1.886796 $1.749547 $1.479114 $1.595869 $1.446575 $1.349937 $1.378845 $1.293663 $1.106392 $1.012888	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.574343 $1.386096 $1.510296 $1.333143 $1.278669 $1.318760 $1.277051 $1.133440 $1.027497 $1.078878	$1.642239 $1.574343 $1.386096 $1.510296 $1.333143 $1.278669 $1.318760 $1.277051 $1.133440 $1.027497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.064242 $0.960404 $1.153495 $1.003768 $0.951033 $1.032842 $1.180240 $0.974651 $0.837189 $0.951316	$1.035853 $1.064242 $0.960404 $1.153495 $1.003768 $0.951033 $1.032842 $1.180240 $0.974651 $0.837189	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.853139 $1.651151 $1.723563 $1.632465 $1.441457 $1.529567 $1.499232 $1.431867 $1.241809 $1.206290	$1.910212 $1.853139 $1.651151 $1.723563 $1.632465 $1.441457 $1.529567 $1.499232 $1.431867 $1.241809	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613 $1.089055	$1.265075 $1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 129,513.501
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613 $1.089055	$1.265075 $1.182258 $1.128913 $1.146357 $1.137228 $1.153189 $1.173117 $1.140852 $1.188076 $1.150613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.115790 $10.443849 $11.262338 $9.977287 $9.521149 $9.999579	$12.442774 $12.115790 $10.443849 $11.262338 $9.977287 $9.521149	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount inception date August 16, 2017	2020 2019 2018 2017	$2.637237 $2.161368 $2.480351 $2.301949	$2.406019 $2.637237 $2.161368 $2.480351	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.794161 $1.474395 $1.695525 $1.482607 $1.313828 $1.387360 $1.258634 $0.983729 $0.896259 $0.888297	$1.632705 $1.794161 $1.474395 $1.695525 $1.482607 $1.313828 $1.387360 $1.258634 $0.983729 $0.896259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.399465 $1.137971 $1.288797 $1.178877 $1.192110 $1.221232 $1.094639 $1.071865 $0.871002 $0.941026	$1.371100 $1.399465 $1.137971 $1.288797 $1.178877 $1.192110 $1.221232 $1.094639 $1.071865 $0.871002	0.000 0.000 0.000 0.000 3,013.975 3,267.863 4,250.342 3,820.187 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.870353 $0.868919 $0.875151 $0.888629 $0.902321 $0.916223 $0.930420 $0.944779 $0.959457 $0.974252	$0.859204 $0.870353 $0.868919 $0.875151 $0.888629 $0.902321 $0.916223 $0.930420 $0.944779 $0.959457	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229208 $1.084482 $1.152410 $1.068499 $1.063853 $1.084884 $1.045688 $0.993468 $0.953672 $0.952557	$1.324862 $1.229208 $1.084482 $1.152410 $1.068499 $1.063853 $1.084884 $1.045688 $0.993468 $0.953672	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.354115 $10.811832 $11.276218 $10.146904 $9.998739	$13.348455 $12.354115 $10.811832 $11.276218 $10.146904	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.299684 $11.228846 $11.867913 $10.216069 $9.998739	$14.440429 $13.299684 $11.228846 $11.867913 $10.216069	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.520717 $11.836506 $12.697176 $10.463110 $9.998739	$15.711882 $14.520717 $11.836506 $12.697176 $10.463110	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.029770 $1.760981 $1.871018 $1.701216 $1.646700 $1.674301 $1.618211 $1.462726 $1.350308 $1.321717	$2.262391 $2.029770 $1.760981 $1.871018 $1.701216 $1.646700 $1.674301 $1.618211 $1.462726 $1.350308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.417400 $1.129780 $1.398421 $1.118263 $1.137066 $1.157493 $1.242671 $1.071541 $0.892917 $1.009931	$1.683080 $1.417400 $1.129780 $1.398421 $1.118263 $1.137066 $1.157493 $1.242671 $1.071541 $0.892917	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.661774 $1.385792 $1.408308 $1.225075 $1.194807 $1.211840 $1.141264 $0.973748 $0.879039 $1.000840	$1.870633 $1.661774 $1.385792 $1.408308 $1.225075 $1.194807 $1.211840 $1.141264 $0.973748 $0.879039	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.479948 $1.847293 $1.903829 $1.501691 $1.560858 $1.673108 $1.703491 $1.246072 $1.163399 $1.269200	$2.904432 $2.479948 $1.847293 $1.903829 $1.501691 $1.560858 $1.673108 $1.703491 $1.246072 $1.163399	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.392219 $1.245096 $1.321049 $1.191722 $1.160201 $1.204007 $1.199290 $1.116393 $1.057680 $1.049304	$1.525160 $1.392219 $1.245096 $1.321049 $1.191722 $1.160201 $1.204007 $1.199290 $1.116393 $1.057680	159,392.015 159,392.015 159,392.015 159,392.015 159,392.015 159,392.015 159,392.015 117,129.440 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.664361 $1.342872 $1.527299 $1.246982 $1.196610 $1.241435 $1.230681 $0.988814 $0.893511 $0.962127	$2.038191 $1.664361 $1.342872 $1.527299 $1.246982 $1.196610 $1.241435 $1.230681 $0.988814 $0.893511	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576533 $1.336495 $1.464548 $1.244556 $1.189405 $1.239058 $1.228210 $1.047729 $0.964043 $1.001760	$1.780140 $1.576533 $1.336495 $1.464548 $1.244556 $1.189405 $1.239058 $1.228210 $1.047729 $0.964043	0.000 0.000 0.000 0.000 0.000 44,320.485 44,320.485 44,215.080 45,846.230 46,080.654
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.500975 $1.311983 $1.407730 $1.231045 $1.187659 $1.236694 $1.223921 $1.097634 $1.021653 $1.034439	$1.659532 $1.500975 $1.311983 $1.407730 $1.231045 $1.187659 $1.236694 $1.223921 $1.097634 $1.021653	107,597.918 120,224.020 134,486.772 147,840.649 162,951.193 267,656.756 283,025.148 297,670.912 298,939.959 158,745.510
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.138835 $1.068298 $1.085939 $1.066256 $1.060885 $1.073737 $1.037452 $1.076447 $1.043595 $1.000000	$1.201814 $1.138835 $1.068298 $1.085939 $1.066256 $1.060885 $1.073737 $1.037452 $1.076447 $1.043595	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.494910 $1.938642 $2.100038 $1.765035 $1.612940 $1.643770 $1.464644 $1.125620 $0.984665 $0.995172	$2.944774 $2.494910 $1.938642 $2.100038 $1.765035 $1.612940 $1.643770 $1.464644 $1.125620 $0.984665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.198079 $1.034482 $1.192659 $0.997027 $1.001661 $1.036735 $1.061162 $0.958174 $0.865117 $0.950094	$1.351354 $1.198079 $1.034482 $1.192659 $0.997027 $1.001661 $1.036735 $1.061162 $0.958174 $0.865117	0.000 0.000 0.000 0.000 0.000 50,931.061 50,931.061 51,445.613 50,431.635 51,430.770
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265	$2.773512 $2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.290450 $1.170947 $1.228333 $1.149550 $1.120369 $1.142315 $1.091470 $1.052690 $0.994783 $1.000000	$1.424545 $1.290450 $1.170947 $1.228333 $1.149550 $1.120369 $1.142315 $1.091470 $1.052690 $0.994783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.268855 $1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.314659 $1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$1.464386 $1.293771 $1.323920 $1.266676	$1.556717 $1.464386 $1.293771 $1.323920	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598	$1.493847 $1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799	109,391.970 253,030.458 258,424.051 264,289.396 280,185.440 296,581.845 311,918.147 326,967.449 279,442.545 118,203.043
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590	$1.494116 $1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843	9,489.782 10,777.446 11,419.991 12,247.823 13,448.624 14,172.071 14,358.762 14,535.127 14,712.354 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918	$1.572262 $1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214	0.000 0.000 0.000 0.000 6,485.253 6,355.431 8,201.902 3,648.648 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610 $1.000000	$1.674647 $1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610	0.000 0.000 0.000 0.000 3,347.370 3,415.723 4,528.916 46,938.737 0.000
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.273027 $2.691931 $2.568589 $1.820570 $1.896180 $1.727732 $1.658530 $1.138867 $1.003959 $1.084419	$7.003627 $3.273027 $2.691931 $2.568589 $1.820570 $1.896180 $1.727732 $1.658530 $1.138867 $1.003959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.770425 $1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946	$2.063104 $1.770425 $1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001	0.000 43,388.961 43,916.780 44,421.215 47,552.026 121,338.823 123,273.503 124,007.826 122,214.114 123,374.640
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.585599 $9.371230 $10.318314 $9.313109 $9.422087 $10.244181	$11.100292 $10.585599 $9.371230 $10.318314 $9.313109 $9.422087	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.070043 $9.296575 $11.024624 $9.998614	$11.735342 $11.070043 $9.296575 $11.024624	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.102104 $1.757007 $1.856869 $1.656658 $1.562901 $1.588128 $1.459528 $1.258674 $1.137298 $1.113133	$2.393010 $2.102104 $1.757007 $1.856869 $1.656658 $1.562901 $1.588128 $1.459528 $1.258674 $1.137298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.273492 $1.080617 $1.179268 $1.068827 $1.029940 $1.073236 $1.010717 $0.917670 $0.922901 $0.970248	$1.365143 $1.273492 $1.080617 $1.179268 $1.068827 $1.029940 $1.073236 $1.010717 $0.917670 $0.922901	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199598 $1.036178 $1.109427 $1.020497 $0.987131 $1.023688 $0.956145 $0.897748 $0.898047 $0.985454	$1.298154 $1.199598 $1.036178 $1.109427 $1.020497 $0.987131 $1.023688 $0.956145 $0.897748 $0.898047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19,2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.254551 $1.048076 $1.152981 $1.019620 $0.987279 $1.038479 $0.991192 $0.861741 $0.869166 $0.998612	$1.347704 $1.254551 $1.048076 $1.152981 $1.019620 $0.987279 $1.038479 $0.991192 $0.861741 $0.869166	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.282515 $1.203485 $1.234831 $1.198256 $1.187399 $1.199599 $1.167537 $1.219352 $1.153850 $1.105903	$1.356459 $1.282515 $1.203485 $1.234831 $1.198256 $1.187399 $1.199599 $1.167537 $1.219352 $1.153850	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.037778 $0.973975 $1.004688 $0.989240 $0.967734 $1.011740 $0.993859 $1.115820 $1.066070 $1.000000	$1.110773 $1.037778 $0.973975 $1.004688 $0.989240 $0.967734 $1.011740 $0.993859 $1.115820 $1.066070	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023773 $0.042219 $0.040259 $0.060430 $0.080322 $0.087972 $0.120042 $0.222069 $0.319599 $0.405419	$0.010894 $0.023773 $0.042219 $0.040259 $0.060430 $0.080322 $0.087972 $0.120042 $0.222069 $0.319599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.241095 $1.133044 $1.184937 $1.077238 $1.065673 $1.108356 $1.086369 $1.030348 $0.979952 $1.000000	$1.303455 $1.241095 $1.133044 $1.184937 $1.077238 $1.065673 $1.108356 $1.086369 $1.030348 $0.979952	10,580.134 12,015.763 12,732.138 13,655.092 14,993.854 15,800.414 16,008.563 16,205.186 16,402.755 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.302686 $1.187986 $1.282844 $1.082816 $1.078358 $1.171638 $1.152626 $1.004652 $0.919566 $1.000000	$1.256150 $1.302686 $1.187986 $1.282844 $1.082816 $1.078358 $1.171638 $1.152626 $1.004652 $0.919566	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.272862 $1.163145 $1.232660 $1.084248 $1.077486 $1.143079 $1.120291 $1.023855 $0.960147 $1.000000	$1.294137 $1.272862 $1.163145 $1.232660 $1.084248 $1.077486 $1.143079 $1.120291 $1.023855 $0.960147	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.457397 $10.455508 $11.192726 $9.998614	$15.611113 $13.457397 $10.455508 $11.192726	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.495943 $2.028674 $2.331661 $2.054256 $1.726753 $1.802803 $1.744667 $1.302361 $1.139804 $1.191491	$2.549764 $2.495943 $2.028674 $2.331661 $2.054256 $1.726753 $1.802803 $1.744667 $1.302361 $1.139804	0.000 0.000 0.000 0.000 2,205.400 2,193.439 2,862.430 2,673.797 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.404447 $2.611394 $2.860371 $2.380388 $2.177622 $2.164733 $2.069107 $1.462200 $1.286667 $1.287095	$4.133720 $3.404447 $2.611394 $2.860371 $2.380388 $2.177622 $2.164733 $2.069107 $1.462200 $1.286667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.157769 $0.973783 $1.173104 $0.971175 $0.978685 $0.983628 $1.055676 $0.864050 $0.753637 $0.895795	$1.210803 $1.157769 $0.973783 $1.173104 $0.971175 $0.978685 $0.983628 $1.055676 $0.864050 $0.753637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.433371 $1.769108 $1.797298 $1.416308 $1.402563 $1.335980 $1.224071 $0.940758 $0.846541 $0.894794	$3.281392 $2.433371 $1.769108 $1.797298 $1.416308 $1.402563 $1.335980 $1.224071 $0.940758 $0.846541	0.000 0.000 0.000 0.000 2,749.460 2,857.897 4,103.138 3,793.270 0.000 0.000

25

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.175090 $1.868663 $2.027765 $1.780887 $1.731466 $1.735842 $1.645735 $1.437340 $1.287519 $1.348649	$2.340055 $2.175090 $1.868663 $2.027765 $1.780887 $1.731466 $1.735842 $1.645735 $1.437340 $1.287519	175.217 6,820.993 6,916.423 7,009.910 3,670.906 5,218.080 35,920.268 44,839.770 64,279.536 74,746.888
AB Growth and Income Portfolio - Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.281965 $1.871013 $2.014148 $1.721173 $1.570496 $1.569321 $1.455313 $1.095869 $0.947361 $0.905178	$2.307239 $2.281965 $1.871013 $2.014148 $1.721173 $1.570496 $1.569321 $1.455313 $1.095869 $0.947361	8,832.280 8,832.280 30,536.100 32,036.442 33,658.349 35,157.591 39,792.371 40,395.478 38,534.613 11,412.113
AB Large Cap Growth Portfolio – Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.444357 $2.598056 $2.573555 $1.980807 $1.961295 $1.793126 $1.596396 $1.180983 $1.025699 $1.080057	$4.592963 $3.444357 $2.598056 $2.573555 $1.980807 $1.961295 $1.793126 $1.596396 $1.180983 $1.025699	7,864.586 7,864.586 8,067.027 8,277.495 8,506.261 8,768.175 9,046.431 9,325.411 9,840.568 10,161.763
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.203817 $1.847842 $1.969174 $1.722068 $1.599864 $1.603814 $1.546823 $1.271197 $1.112202 $1.116045	$2.438110 $2.203817 $1.847842 $1.969174 $1.722068 $1.599864 $1.603814 $1.546823 $1.271197 $1.112202	170,556.494 210,394.206 230,176.397 232,906.630 417,394.710 211,355.004 213,799.306 216,149.928 187,232.839 85,277.253
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.202032 $1.117312 $1.144011 $1.121726 $1.107573 $1.122778 $1.084086 $1.126285 $1.086583 $1.040930	$1.297640 $1.202032 $1.117312 $1.144011 $1.121726 $1.107573 $1.122778 $1.084086 $1.126285 $1.086583	41,048.895 43,172.564 46,519.371 49,033.088 52,316.809 91,044.946 84,339.825 59,212.770 58,119.572 43,933.828
American Funds - Growth FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.153163 $2.450938 $2.497793 $1.978977 $1.837229 $1.747690 $1.637211 $1.279158 $1.103037 $1.171289	$4.717578 $3.153163 $2.450938 $2.497793 $1.978977 $1.837229 $1.747690 $1.637211 $1.279158 $1.103037	4,466.700 1,519.080 1,521.489 1,523.826 1,526.564 0.000 0.000 38.928 1,261.415 0.000
26

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.788030 $2.246794 $2.325646 $1.931572 $1.760520 $1.763911 $1.620669 $1.234003 $1.067792 $1.105609	$3.114299 $2.788030 $2.246794 $2.325646 $1.931572 $1.760520 $1.763911 $1.620669 $1.234003 $1.067792	13,810.856 13,813.329 13,815.803 28,284.287 32,680.654 16,056.087 16,102.764 16,148.412 15,967.266 3,762.660
American Funds - International FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.495234 $1.236875 $1.447513 $1.113410 $1.093127 $1.163848 $1.215309 $1.015628 $0.875670 $1.034575	$1.676493 $1.495234 $1.236875 $1.447513 $1.113410 $1.093127 $1.163848 $1.215309 $1.015628 $0.875670	36,016.483 37,663.892 60,253.748 72,219.256 72,820.852 64,019.443 73,102.552 50,245.836 46,634.112 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.006432 $1.638420 $1.737840 $1.516783 $1.436921 $1.451099 $1.336764 $1.135800 $1.002612 $1.056538	$2.417757 $2.006432 $1.638420 $1.737840 $1.516783 $1.436921 $1.451099 $1.336764 $1.135800 $1.002612	150,339.669 176,737.022 179,442.059 197,146.122 194,146.783 216,957.402 202,064.197 218,549.689 236,794.180 126,150.062
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.575097 $1.988086 $2.158403 $1.799084 $1.692476 $1.708228 $1.550572 $1.200049 $1.047292 $1.091802	$3.308996 $2.575097 $1.988086 $2.158403 $1.799084 $1.692476 $1.708228 $1.550572 $1.200049 $1.047292	25,282.578 66,112.200 65,954.027 122,106.016 85,531.772 31,990.180 39,224.839 23,519.322 18,695.763 4,635.498
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.958679 $1.561764 $1.730728 $1.557056 $1.340616 $1.418849 $1.325594 $1.051017 $0.910068 $0.916330	$2.057051 $1.958679 $1.561764 $1.730728 $1.557056 $1.340616 $1.418849 $1.325594 $1.051017 $0.910068	9,156.031 9,156.031 9,391.714 9,636.744 9,903.075 10,207.998 10,531.951 10,856.738 11,456.491 11,830.425
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.218125 $2.434426 $2.478184 $1.862923 $1.877682 $1.780126 $1.625184 $1.211114 $1.073008 $1.087816	$4.558100 $3.218125 $2.434426 $2.478184 $1.862923 $1.877682 $1.780126 $1.625184 $1.211114 $1.073008	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,983.499
27

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.292794 $1.886580 $2.243644 $1.886435 $1.708157 $1.759887 $1.682180 $1.254799 $1.110157 $1.262085	$2.666465 $2.292794 $1.886580 $2.243644 $1.886435 $1.708157 $1.759887 $1.682180 $1.254799 $1.110157	29,001.399 30,147.796 29,203.759 49,857.897 49,810.829 32,876.037 35,124.761 19,205.675 19,593.020 2,969.019
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.162439 $1.634338 $2.007874 $1.708777 $1.584836 $1.659167 $1.578739 $1.229061 $0.980400 $1.092322	$2.304758 $2.162439 $1.634338 $2.007874 $1.708777 $1.584836 $1.659167 $1.578739 $1.229061 $0.980400	4,239.785 4,239.785 4,348.921 5,448.673 5,573.164 5,715.607 9,828.730 8,574.798 6,297.700 5,478.196
Franklin Allocation VIP Fund - Class 4(3) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.219935 $1.884581 $2.115713 $1.921053 $1.726669 $1.869208 $1.846450 $1.515313 $1.335538 $1.378581	$2.444131 $2.219935 $1.884581 $2.115713 $1.921053 $1.726669 $1.869208 $1.846450 $1.515313 $1.335538	0.000 6,170.643 6,262.625 6,352.263 62,222.540 63,269.823 138,335.156 145,358.817 148,531.317 188,621.472
Franklin Income VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576218 $1.376452 $1.457892 $1.347192 $1.197407 $1.305680 $1.264918 $1.125133 $1.012310 $1.002056	$1.566011 $1.576218 $1.376452 $1.457892 $1.347192 $1.197407 $1.305680 $1.264918 $1.125133 $1.012310	48,719.412 49,197.156 50,190.799 51,187.429 52,224.839 53,364.955 62,403.744 63,526.258 78,449.833 39,731.144
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.498314 $1.238891 $1.380908 $1.291672 $1.127935 $1.202527 $1.137729 $0.899010 $0.797600 $0.816859	$1.403786 $1.498314 $1.238891 $1.380908 $1.291672 $1.127935 $1.202527 $1.137729 $0.899010 $0.797600	4,010.575 4,079.681 4,144.538 4,199.963 4,251.155 4,306.878 4,360.301 4,409.857 6,255.468 16,139.215
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.362913 $1.755387 $1.851234 $1.476975 $1.467272 $1.419647 $1.330156 $0.964341 $1.000000	$3.310595 $2.362913 $1.755387 $1.851234 $1.476975 $1.467272 $1.419647 $1.330156 $0.964341	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
28

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.977454 $2.982568 $3.043315 $2.426916 $2.194023 $2.142918 $1.934963 $1.485227 $1.286788 $1.326033	$4.677312 $3.977454 $2.982568 $3.043315 $2.426916 $2.194023 $2.142918 $1.934963 $1.485227 $1.286788	6,384.160 6,384.160 6,548.495 6,719.345 6,905.048 7,117.657 7,343.533 7,569.997 7,988.180 8,248.915
Janus Henderson Global Research Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040644 $1.606817 $1.752783 $1.402225 $1.395742 $1.451339 $1.372372 $1.085978 $0.918329 $1.082069	$2.411377 $2.040644 $1.606817 $1.752783 $1.402225 $1.395742 $1.451339 $1.372372 $1.085978 $0.918329	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.506669 $2.515657 $2.594364 $2.081249 $1.938685 $2.007947 $2.199934 $1.578842 $1.323653 $1.498777	$5.037202 $3.506669 $2.515657 $2.594364 $2.081249 $1.938685 $2.007947 $2.199934 $1.578842 $1.323653	3,025.572 3,077.710 3,126.634 3,168.450 3,207.066 3,249.110 3,289.410 7,185.180 7,224.461 3,115.037
MFS ® Total Return Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.873346 $1.580659 $1.702056 $1.539810 $1.434116 $1.461956 $1.368944 $1.168470 $1.067598 $1.065099	$2.024290 $1.873346 $1.580659 $1.702056 $1.539810 $1.434116 $1.461956 $1.368944 $1.168470 $1.067598	2,927.511 2,977.956 3,025.295 3,065.751 3,103.114 3,143.796 3,182.789 3,218.975 3,256.981 5,999.406
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.606005 $1.411198 $1.534608 $1.351952 $1.294163 $1.332113 $1.287446 $1.140419 $1.031774 $1.081241	$1.678568 $1.606005 $1.411198 $1.534608 $1.351952 $1.294163 $1.332113 $1.287446 $1.140419 $1.031774	14,090.561 14,512.945 14,735.586 14,953.383 101,794.016 104,011.074 140,334.923 142,120.889 143,889.925 53,102.268
Templeton Foreign VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.036089 $0.933159 $1.118566 $0.971462 $0.918624 $0.995674 $1.135523 $0.935867 $0.802287 $0.909866	$1.010450 $1.036089 $0.933159 $1.118566 $0.971462 $0.918624 $0.995674 $1.135523 $0.935867 $0.802287	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
29

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.973045 $1.754524 $1.827849 $1.727836 $1.522674 $1.612567 $1.577476 $1.503632 $1.301471 $1.261764	$2.037830 $1.973045 $1.754524 $1.827849 $1.727836 $1.522674 $1.612567 $1.577476 $1.503632 $1.301471	8,450.544 36,255.080 36,898.946 58,958.906 69,778.415 56,161.911 51,230.005 46,029.575 7,101.293 24,976.974
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount inception date August 16, 2017	2020 2019 2018 2017	$2.792030 $2.283731 $2.615580 $2.425682	$2.552267 $2.792030 $2.283731 $2.615580	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.824122 $1.496066 $1.717037 $1.498466 $1.325287 $1.396695 $1.264609 $0.986460 $0.896973 $0.887259	$1.663244 $1.824122 $1.496066 $1.717037 $1.498466 $1.325287 $1.396695 $1.264609 $0.986460 $0.896973	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,119.390 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813 $1.200456	$1.422241 $1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813	29,335.077 31,499.302 33,970.769 36,464.369 39,071.921 41,785.023 28,954.198 22,282.631 239,552.143 99,474.743
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813 $1.200456	$1.422241 $1.326515 $1.264163 $1.281148 $1.268458 $1.283747 $1.303363 $1.265027 $1.314792 $1.270813	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 43,674.551 198,870.828
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.227851 $10.519692 $11.321646 $10.010147 $9.533745 $9.999633	$12.582651 $12.227851 $10.519692 $11.321646 $10.010147 $9.533745	10,055.527 11,090.863 12,114.215 13,206.712 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.411402 $1.145423 $1.294659 $1.181910 $1.192827 $1.219570 $1.091001 $1.066194 $0.864673 $0.932344	$1.385535 $1.411402 $1.145423 $1.294659 $1.181910 $1.192827 $1.219570 $1.091001 $1.066194 $0.864673	0.000 0.000 0.000 0.000 7,498.331 7,606.175 7,710.348 7,834.332 8,708.543 0.000
30

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.935500 $0.932127 $0.936896 $0.949464 $0.962219 $0.975149 $0.988273 $1.001549 $1.015109 $1.028709	$0.925321 $0.935500 $0.932127 $0.936896 $0.949464 $0.962219 $0.975149 $0.988273 $1.001549 $1.015109	32,757.358 33,342.905 33,923.038 34,486.592 128,037.837 133,033.595 119,049.486 117,457.638 201,394.439 142,552.867
TA BlackRock iShares Edge 40- Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.420735 $1.250988 $1.326717 $1.227698 $1.219951 $1.241622 $1.194407 $1.132536 $1.085017 $1.081617	$1.534314 $1.420735 $1.250988 $1.326717 $1.227698 $1.219951 $1.241622 $1.194407 $1.132536 $1.085017	71,848.817 77,690.526 106,790.952 108,537.586 141,942.664 156,288.701 127,615.862 154,860.838 135,876.225 55,201.813
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.446695 $10.871394 $11.315872 $10.162603 $9.998901	$13.475027 $12.446695 $10.871394 $11.315872 $10.162603	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.399355 $11.290712 $11.909664 $10.231880 $9.998901	$14.577364 $13.399355 $11.290712 $11.909664 $10.231880	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.629522 $11.901721 $12.741833 $10.479297 $9.998901	$15.860865 $14.629522 $11.901721 $12.741833 $10.479297	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.072954 $1.794900 $1.903277 $1.727137 $1.668502 $1.693125 $1.633185 $1.473344 $1.357406 $1.326059	$2.315075 $2.072954 $1.794900 $1.903277 $1.727137 $1.668502 $1.693125 $1.633185 $1.473344 $1.357406	303,705.687 329,426.673 468,927.248 585,146.169 676,889.170 743,079.843 869,102.621 932,523.951 695,128.944 220,684.387
TA International Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.539974 $1.225070 $1.513359 $1.207803 $1.225695 $1.245265 $1.334268 $1.148257 $0.954955 $1.077972	$1.832243 $1.539974 $1.225070 $1.513359 $1.207803 $1.225695 $1.245265 $1.334268 $1.148257 $0.954955	0.000 8,360.524 8,493.226 13,630.587 17,108.619 16,823.888 17,000.215 17,096.471 14,596.114 0.000
31

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.695292 $1.410957 $1.431045 $1.242413 $1.209325 $1.224146 $1.150585 $0.979772 $0.882718 $1.003055	$1.912140 $1.695292 $1.410957 $1.431045 $1.242413 $1.209325 $1.224146 $1.150585 $0.979772 $0.882718	533,804.581 573,164.602 582,501.136 884,953.347 765,910.963 770,547.411 901,260.569 909,281.479 252,047.115 49,027.062
TA Janus Mid-Cap Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.947723 $2.191406 $2.254008 $1.774411 $1.840708 $1.969191 $2.000997 $1.460812 $1.361196 $1.482058	$3.459087 $2.947723 $2.191406 $2.254008 $1.774411 $1.840708 $1.969191 $2.000997 $1.460812 $1.361196	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.525472 $1.361588 $1.441791 $1.298093 $1.261293 $1.306330 $1.298651 $1.206501 $1.140786 $1.129528	$1.674443 $1.525472 $1.361588 $1.441791 $1.298093 $1.261293 $1.306330 $1.298651 $1.206501 $1.140786	1,004,655.527 1,090,414.178 1,240,150.875 1,321,018.083 1,963,809.105 3,036,372.440 3,347,285.340 3,318,007.112 3,371,257.974 2,999,758.226
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.786145 $1.438288 $1.632570 $1.330327 $1.274082 $1.319202 $1.305194 $1.046620 $0.943871 $1.014359	$2.191650 $1.786145 $1.438288 $1.632570 $1.330327 $1.274082 $1.319202 $1.305194 $1.046620 $0.943871	0.000 0.000 0.000 0.000 0.000 0.000 143,319.534 182,195.497 143,319.534 143,319.534
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.722145 $1.457068 $1.593499 $1.351488 $1.289077 $1.340243 $1.325877 $1.128817 $1.036594 $1.075034	$1.948393 $1.722145 $1.457068 $1.593499 $1.351488 $1.289077 $1.340243 $1.325877 $1.128817 $1.036594	1,787,395.545 1,864,858.606 2,375,688.874 2,459,506.284 2,728,109.246 2,819,307.238 2,864,396.075 3,113,061.946 2,820,844.186 2,624,764.901
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.663041 $1.450783 $1.553590 $1.355938 $1.305567 $1.356795 $1.340144 $1.199511 $1.114272 $1.125994	$1.842348 $1.663041 $1.450783 $1.553590 $1.355938 $1.305567 $1.356795 $1.340144 $1.199511 $1.114272	2,251,873.698 2,702,073.379 3,625,003.314 6,131,131.795 7,555,594.906 8,195,808.146 8,815,534.968 8,661,912.604 6,976,664.776 4,574,174.362
32

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.158433 $1.084547 $1.100277 $1.078216 $1.070679 $1.081512 $1.042904 $1.079983 $1.044962 $1.000000	$1.224901 $1.158433 $1.084547 $1.100277 $1.078216 $1.070679 $1.081512 $1.042904 $1.079983 $1.044962	0.000 0.000 0.000 19,039.911 26,663.043 51,169.366 71,040.308 70,193.499 83,899.353 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.621124 $2.032703 $2.197577 $1.843394 $1.681243 $1.710002 $1.520662 $1.166379 $1.018313 $1.027166	$3.099857 $2.621124 $2.032703 $2.197577 $1.843394 $1.681243 $1.710002 $1.520662 $1.166379 $1.018313	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.302977 $1.122844 $1.291974 $1.077937 $1.080821 $1.116468 $1.140546 $1.027832 $0.926172 $1.015153	$1.472569 $1.302977 $1.122844 $1.291974 $1.077937 $1.080821 $1.116468 $1.140546 $1.027832 $0.926172	134,019.521 165,000.644 252,714.013 570,978.043 609,060.400 625,171.299 602,223.858 558,941.020 420,993.757 208,385.183
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.843851 $2.287585 $2.637685 $2.361739 $2.094506 $2.187050 $1.927662 $1.486072 $1.252729 $1.248015	$2.834992 $2.843851 $2.287585 $2.637685 $2.361739 $2.094506 $2.187050 $1.927662 $1.486072 $1.252729	0.000 0.000 0.000 0.000 3,758.322 3,854.710 7,631.547 6,999.921 8,021.442 1,663.803
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.312692 $1.188777 $1.244573 $1.162459 $1.130711 $1.150596 $1.097217 $1.056147 $0.996095 $1.000000	$1.451960 $1.312692 $1.188777 $1.244573 $1.162459 $1.130711 $1.150596 $1.097217 $1.056147 $0.996095	364,447.454 493,094.299 581,290.411 621,210.548 652,607.566 693,429.298 792,189.671 797,044.478 953,937.802 199,691.743
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.315336 $1.148602 $1.204108 $1.104697 $1.127118 $1.166563 $1.089869 $1.009910 $1.000000	$1.290694 $1.315336 $1.148602 $1.204108 $1.104697 $1.127118 $1.166563 $1.089869 $1.009910	50,478.007 102,141.373 188,210.165 194,658.095 196,265.635 271,383.427 275,083.248 278,323.108 138,206.073
33

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.385354 $1.201812 $1.278632 $1.144653 $1.171647 $1.223553 $1.146324 $1.004945 $1.000000	$1.337282 $1.385354 $1.201812 $1.278632 $1.144653 $1.171647 $1.223553 $1.146324 $1.004945	465,917.106 464,817.647 528,701.964 547,017.186 588,000.403 642,153.928 732,599.381 648,489.131 495,269.066
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$1.489653 $1.313502 $1.341446 $1.281980	$1.586706 $1.489653 $1.313502 $1.341446	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.489873 $1.305700 $1.386456 $1.238673 $1.209948 $1.248382 $1.210188 $1.100696 $1.029201 $1.027987	$1.531592 $1.489873 $1.305700 $1.386456 $1.238673 $1.209948 $1.248382 $1.210188 $1.100696 $1.029201	1,431,064.267 1,546,619.012 2,019,637.072 2,425,797.886 3,355,918.725 4,805,603.637 4,534,656.355 4,606,330.007 4,448,578.561 3,263,621.180
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.475388 $1.332821 $1.401303 $1.279058 $1.245521 $1.271079 $1.224074 $1.154373 $1.097415 $1.077970	$1.527247 $1.475388 $1.332821 $1.401303 $1.279058 $1.245521 $1.271079 $1.224074 $1.154373 $1.097415	200,147.093 260,468.932 385,373.331 997,770.054 1,261,922.612 1,394,988.640 1,584,312.320 1,810,148.837 1,625,762.442 1,286,283.982
TA Managed Risk - Growth ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.567675 $1.330575 $1.452618 $1.242647 $1.203205 $1.263875 $1.232013 $1.051214 $0.955110 $0.979076	$1.612011 $1.567675 $1.330575 $1.452618 $1.242647 $1.203205 $1.263875 $1.232013 $1.051214 $0.955110	1,429,629.970 1,529,871.961 1,601,735.064 2,165,370.435 2,426,367.768 2,432,676.484 2,628,282.083 2,563,145.516 1,408,654.667 400,040.987
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.433762 $1.225428 $1.276912 $1.168042 $1.136475 $1.190405 $1.116638 $0.990169 $1.000000	$1.702243 $1.433762 $1.225428 $1.276912 $1.168042 $1.136475 $1.190405 $1.116638 $0.990169	51,063.917 89,730.097 91,647.839 93,682.371 94,581.279 113,454.052 116,248.445 118,679.679 38,322.731
34

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.391048 $2.783510 $2.650710 $1.875089 $1.949129 $1.772487 $1.698140 $1.163781 $1.023899 $1.103793	$7.270440 $3.391048 $2.783510 $2.650710 $1.875089 $1.949129 $1.772487 $1.698140 $1.163781 $1.023899	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.807993 $1.554893 $1.706005 $1.523427 $1.476616 $1.515145 $1.510574 $1.339201 $1.235451 $1.303203	$2.111035 $1.807993 $1.554893 $1.706005 $1.523427 $1.476616 $1.515145 $1.510574 $1.339201 $1.235451	187,321.792 205,280.914 222,669.942 245,748.803 490,902.604 766,919.135 924,031.248 978,471.294 868,573.908 685,326.952
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.693571 $9.448178 $10.382434 $9.352576 $9.443434 $10.253866	$11.235662 $10.693571 $9.448178 $10.382434 $9.352576 $9.443434	0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.128523 $9.327322 $11.039186 $9.998776	$11.820587 $11.128523 $9.327322 $11.039186	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.305818 $1.923474 $2.028776 $1.806480 $1.700902 $1.724952 $1.582146 $1.361726 $1.227972 $1.199514	$2.630102 $2.305818 $1.923474 $2.028776 $1.806480 $1.700902 $1.724952 $1.582146 $1.361726 $1.227972	156,295.962 158,557.937 265,816.205 274,167.748 426,620.694 43,796.275 44,301.689 57,240.125 57,184.072 87,734.718
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.299207 $1.100267 $1.198333 $1.083984 $1.042489 $1.084158 $1.018991 $0.923358 $0.926774 $0.972395	$1.395468 $1.299207 $1.100267 $1.198333 $1.083984 $1.042489 $1.084158 $1.018991 $0.923358 $0.926774	19,910.309 21,493.930 31,968.019 107,662.766 98,571.522 185,526.267 192,005.228 199,298.706 117,316.040 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223759 $1.054966 $1.127306 $1.034919 $0.999122 $1.034089 $0.963961 $0.903308 $0.901811 $0.987642	$1.326889 $1.223759 $1.054966 $1.127306 $1.034919 $0.999122 $1.034089 $0.963961 $0.903308 $0.901811	29,478.163 30,959.880 56,046.261 58,386.752 63,917.981 66,851.044 68,616.472 70,350.104 42,221.104 0.000
35

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279850 $1.067103 $1.171587 $1.034043 $0.999286 $1.049029 $0.999296 $0.867065 $0.872790 $1.000799	$1.377612 $1.279850 $1.067103 $1.171587 $1.034043 $0.999286 $1.049029 $0.999296 $0.867065 $0.872790	11,737.445 10,478.844 10,647.530 10,809.441 10,971.612 11,146.263 8,294.527 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.499201 $1.404057 $1.437771 $1.392454 $1.377117 $1.388539 $1.348764 $1.405843 $1.327694 $1.270029	$1.588779 $1.499201 $1.404057 $1.437771 $1.392454 $1.377117 $1.388539 $1.348764 $1.405843 $1.327694	116,407.191 216,008.097 281,530.990 332,296.006 446,875.763 517,912.021 613,754.578 730,685.699 1,019,273.087 675,744.719
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.055653 $0.988815 $1.017975 $1.000351 $0.976685 $1.019087 $0.999098 $1.119495 $1.067467 $1.000000	$1.132141 $1.055653 $0.988815 $1.017975 $1.000351 $0.976685 $1.019087 $0.999098 $1.119495 $1.067467	40,438.525 47,433.905 61,522.467 61,283.551 93,952.396 88,355.328 129,935.147 453,183.544 705,173.330 36,088.901
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024292 $0.043067 $0.040940 $0.061370 $0.081384 $0.088962 $0.121151 $0.223685 $0.321281 $0.406761	$0.011157 $0.024292 $0.043067 $0.040940 $0.061370 $0.081384 $0.088962 $0.121151 $0.223685 $0.321281	1,364,930.087 374,379.284 806,105.579 363,506.109 629,131.781 438,777.413 144,125.792 146,102.103 149,462.921 142,405.329
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.262489 $1.150304 $1.200618 $1.089355 $1.075544 $1.116425 $1.092101 $1.033744 $0.981233 $1.000000	$1.328544 $1.262489 $1.150304 $1.200618 $1.089355 $1.075544 $1.116425 $1.092101 $1.033744 $0.981233	32,145.004 39,304.782 40,283.443 51,276.479 112,334.994 128,776.386 129,356.235 228,178.984 239,697.622 73,219.503
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.325155 $1.206091 $1.299830 $1.094990 $1.088324 $1.180140 $1.158703 $1.007957 $0.920764 $1.000000	$1.280333 $1.325155 $1.206091 $1.299830 $1.094990 $1.088324 $1.180140 $1.158703 $1.007957 $0.920764	374,159.185 400,744.328 397,195.362 444,769.816 434,760.516 591,814.585 718,109.837 549,265.017 342,231.272 56,296.409
36

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.35%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.294802 $1.180861 $1.248963 $1.096434 $1.087459 $1.151387 $1.126199 $1.027230 $0.961403 $1.000000	$1.319040 $1.294802 $1.180861 $1.248963 $1.096434 $1.087459 $1.151387 $1.126199 $1.027230 $0.961403	162,932.153 164,050.167 187,584.695 230,246.114 235,349.334 344,577.388 430,985.455 441,611.430 414,216.304 0.000
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.528473 $10.490068 $11.207517 $9.998776	$15.724482 $13.528473 $10.490068 $11.207517	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.555387 $2.072894 $2.377761 $2.090752 $1.753980 $1.827623 $1.765205 $1.315104 $1.148687 $1.198420	$2.615640 $2.555387 $2.072894 $2.377761 $2.090752 $1.753980 $1.827623 $1.765205 $1.315104 $1.148687	15,045.678 14,615.242 14,924.389 18,114.153 18,608.245 19,788.047 21,587.500 20,074.337 18,704.792 10,941.450
TA T. Rowe Price Small Cap - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.570867 $2.733649 $2.988344 $2.481999 $2.266106 $2.248255 $2.144701 $1.512641 $1.328419 $1.326242	$4.344352 $3.570867 $2.733649 $2.988344 $2.481999 $2.266106 $2.248255 $2.144701 $1.512641 $1.328419	10,850.554 19,739.211 19,098.344 23,308.816 22,836.190 22,183.382 27,370.979 14,727.503 14,328.947 2,577.705
TA TS&W International Equity - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.326954 $1.113885 $1.339227 $1.106522 $1.112903 $1.116322 $1.195729 $0.976755 $0.850245 $1.008617	$1.390474 $1.326954 $1.113885 $1.339227 $1.106522 $1.112903 $1.116322 $1.195729 $0.976755 $0.850245	4,505.300 4,505.300 4,621.269 4,741.837 4,872.890 5,022.928 5,182.334 5,342.143 5,637.253 5,821.254
TA WMC US Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.692507 $1.953656 $1.980848 $1.557881 $1.539734 $1.463769 $1.338530 $1.026695 $0.922026 $0.972667	$3.637999 $2.692507 $1.953656 $1.980848 $1.557881 $1.539734 $1.463769 $1.338530 $1.026695 $0.922026	4,387.236 22,383.460 4,500.165 8,584.152 16,155.235 16,523.697 17,285.352 17,668.708 15,430.916 5,668.701

37

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.223373 $1.906370 $2.064600 $1.809668 $1.756004 $1.756984 $1.662511 $1.449139 $1.295512 $1.354352	$2.396723 $2.223373 $1.906370 $2.064600 $1.809668 $1.756004 $1.756984 $1.662511 $1.449139 $1.295512	0.000 0.000 0.000 0.000 26,517.106 25,761.293 25,225.785 17,676.881 13,961.800 14,172.067
AB Growth and Income Portfolio - Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.343347 $1.917542 $2.060127 $1.757006 $1.600027 $1.595660 $1.476810 $1.109857 $0.957560 $0.913114	$2.373990 $2.343347 $1.917542 $2.060127 $1.757006 $1.600027 $1.595660 $1.476810 $1.109857 $0.957560	2,559.184 77,286.046 79,344.138 101,308.741 102,531.571 113,678.675 114,193.090 128,521.386 39,248.231 37,222.161
AB Large Cap Growth Portfolio – Class B Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.536948 $2.662630 $2.632282 $2.022025 $1.998169 $1.823239 $1.620009 $1.196094 $1.036757 $1.089549	$4.725754 $3.536948 $2.662630 $2.632282 $2.022025 $1.998169 $1.823239 $1.620009 $1.196094 $1.036757	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,503.564 11,983.993 12,502.382
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.248186 $1.881342 $2.000911 $1.746384 $1.619261 $1.620072 $1.559421 $1.279028 $1.116841 $1.118495	$2.492115 $2.248186 $1.881342 $2.000911 $1.746384 $1.619261 $1.620072 $1.559421 $1.279028 $1.116841	117,198.157 121,825.873 142,536.831 316,110.898 491,413.465 194,698.148 183,379.553 184,441.678 185,535.899 183,558.937
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.226241 $1.137562 $1.162451 $1.137573 $1.121015 $1.134155 $1.092923 $1.133226 $1.091117 $1.043227	$1.326371 $1.226241 $1.137562 $1.162451 $1.137573 $1.121015 $1.134155 $1.092923 $1.133226 $1.091117	112,412.361 122,851.244 197,873.021 223,903.064 291,292.934 253,104.076 55,555.014 95,651.696 132,696.117 37,745.190
American Funds - Growth FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.216620 $2.495349 $2.538017 $2.006912 $1.859507 $1.765400 $1.650551 $1.287044 $1.107639 $1.173868	$4.821992 $3.216620 $2.495349 $2.538017 $2.006912 $1.859507 $1.765400 $1.650551 $1.287044 $1.107639	6,678.193 47,239.623 47,758.349 53,466.617 57,478.186 69,942.596 76,984.755 82,724.199 53,780.613 2,153.957
38

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.844197 $2.287546 $2.363130 $1.958850 $1.781872 $1.781794 $1.633873 $1.241615 $1.072250 $1.108033	$3.183305 $2.844197 $2.287546 $2.363130 $1.958850 $1.781872 $1.781794 $1.633873 $1.241615 $1.072250	12,467.779 50,272.081 53,201.942 54,716.666 55,777.968 61,811.387 62,615.346 63,580.630 15,199.295 4,230.362
American Funds - International FundSM - Class 2(1) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.525390 $1.259341 $1.470879 $1.129166 $1.106414 $1.175674 $1.225234 $1.021914 $0.879338 $1.036866	$1.713664 $1.525390 $1.259341 $1.470879 $1.129166 $1.106414 $1.175674 $1.225234 $1.021914 $0.879338	112,047.064 215,252.470 213,372.881 247,487.310 266,551.901 285,631.622 295,638.950 305,204.801 147,475.292 95,599.218
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.053208 $1.673306 $1.771325 $1.542969 $1.458855 $1.470337 $1.351815 $1.146318 $1.009892 $1.062126	$2.479015 $2.053208 $1.673306 $1.771325 $1.542969 $1.458855 $1.470337 $1.351815 $1.146318 $1.009892	141,964.714 151,025.472 176,449.603 149,733.963 128,734.915 47,969.788 54,012.208 126,688.857 33,068.483 31,878.042
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.644367 $2.037536 $2.207685 $1.836540 $1.724305 $1.736918 $1.573506 $1.215402 $1.058584 $1.101400	$3.404730 $2.644367 $2.037536 $2.207685 $1.836540 $1.724305 $1.736918 $1.573506 $1.215402 $1.058584	129,523.094 204,771.517 211,006.398 242,058.362 276,560.197 292,776.749 328,199.303 336,512.082 183,999.266 185,301.098
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.011325 $1.600588 $1.770232 $1.589470 $1.365829 $1.442688 $1.345208 $1.064468 $0.919880 $0.924383	$2.116527 $2.011325 $1.600588 $1.770232 $1.589470 $1.365829 $1.442688 $1.345208 $1.064468 $0.919880	6,758.046 6,867.768 6,981.005 7,085.783 7,167.300 7,259.381 7,346.384 20,942.194 21,583.948 22,275.244
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.304501 $2.494845 $2.534646 $1.901631 $1.912927 $1.809963 $1.649159 $1.226558 $1.084537 $1.097337	$4.689700 $3.304501 $2.494845 $2.534646 $1.901631 $1.912927 $1.809963 $1.649159 $1.226558 $1.084537	3,693.492 3,753.459 3,815.345 3,872.609 3,917.158 3,967.481 4,015.034 4,060.226 4,102.531 4,146.594
39

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.354366 $1.933430 $2.294791 $1.925640 $1.740234 $1.789405 $1.707028 $1.270814 $1.122098 $1.273153	$2.743474 $2.354366 $1.933430 $2.294791 $1.925640 $1.740234 $1.789405 $1.707028 $1.270814 $1.122098	89,773.471 90,911.307 93,180.717 91,521.031 110,951.101 113,100.832 131,847.880 134,831.400 137,501.794 143,333.290
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.220548 $1.674955 $2.053694 $1.744340 $1.614638 $1.687021 $1.602074 $1.244771 $0.990959 $1.101924	$2.371372 $2.220548 $1.674955 $2.053694 $1.744340 $1.614638 $1.687021 $1.602074 $1.244771 $0.990959	0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,170.464 6,428.159 6,707.008
Franklin Allocation VIP Fund - Class 4(3) Subaccount inception date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.269273 $1.922666 $2.154174 $1.952137 $1.751165 $1.891986 $1.865274 $1.527736 $1.343822 $1.384396	$2.503366 $2.269273 $1.922666 $2.154174 $1.952137 $1.751165 $1.891986 $1.865274 $1.527736 $1.343822	14,342.597 31,224.207 49,422.114 75,429.126 93,531.750 101,090.287 120,425.974 124,020.777 125,421.157 111,575.528
Franklin Income VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.616161 $1.408543 $1.488923 $1.373171 $1.218099 $1.325618 $1.281702 $1.137811 $1.021688 $1.009344	$1.608877 $1.616161 $1.408543 $1.488923 $1.373171 $1.218099 $1.325618 $1.281702 $1.137811 $1.021688	23,547.494 24,723.136 25,062.707 58,632.783 59,039.288 75,797.177 77,154.057 111,033.686 113,686.058 97,674.721
Franklin Mutual Shares VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.536300 $1.267793 $1.410321 $1.316593 $1.147441 $1.220904 $1.152833 $0.909149 $0.804987 $0.822800	$1.442218 $1.536300 $1.267793 $1.410321 $1.316593 $1.147441 $1.220904 $1.152833 $0.909149 $0.804987	6,507.560 7,352.440 7,443.924 8,702.454 8,809.638 9,636.937 9,757.150 9,871.517 9,985.366 13,176.475
Invesco V.I. American Franchise Fund – Series II Shares Subaccount inception date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.399064 $1.778722 $1.872124 $1.490702 $1.477989 $1.427185 $1.334584 $0.965645 $1.000000	$3.367880 $2.399064 $1.778722 $1.872124 $1.490702 $1.477989 $1.427185 $1.334584 $0.965645	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
40

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.084294 $3.056634 $3.112702 $2.477362 $2.235229 $2.178848 $1.963529 $1.504177 $1.300622 $1.337658	$4.812450 $4.084294 $3.056634 $3.112702 $2.477362 $2.235229 $2.178848 $1.963529 $1.504177 $1.300622	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,281.749 9,669.380 10,088.831
Janus Henderson Global Research Portfolio – Service Shares Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.095444 $1.646717 $1.792749 $1.431375 $1.421953 $1.475681 $1.392639 $1.099846 $0.928220 $1.091557	$2.481028 $2.095444 $1.646717 $1.792749 $1.431375 $1.421953 $1.475681 $1.392639 $1.099846 $0.928220	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.600917 $2.578183 $2.653571 $2.124558 $1.975135 $2.041658 $2.232456 $1.599031 $1.337907 $1.511928	$5.182789 $3.600917 $2.578183 $2.653571 $2.124558 $1.975135 $2.041658 $2.232456 $1.599031 $1.337907	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.923662 $1.619903 $1.740854 $1.571807 $1.461039 $1.486457 $1.389144 $1.183384 $1.079085 $1.074438	$2.082772 $1.923662 $1.619903 $1.740854 $1.571807 $1.461039 $1.486457 $1.389144 $1.183384 $1.079085	53,528.287 53,528.287 55,229.111 77,878.516 88,429.721 90,544.283 92,875.654 95,150.457 97,199.828 101,690.340
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.638422 $1.436841 $1.559388 $1.371081 $1.309892 $1.345644 $1.297959 $1.147471 $1.036102 $1.083634	$1.715822 $1.638422 $1.436841 $1.559388 $1.371081 $1.309892 $1.345644 $1.297959 $1.147471 $1.036102	131,687.908 144,524.461 159,556.132 165,431.765 187,851.767 217,206.634 330,929.601 329,280.365 294,893.665 123,110.715
Templeton Foreign VIP Fund - Class 2 Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.062378 $0.954958 $1.142415 $0.990214 $0.934511 $1.010899 $1.150610 $0.946431 $0.809733 $0.916498	$1.038134 $1.062378 $0.954958 $1.142415 $0.990214 $0.934511 $1.010899 $1.150610 $0.946431 $0.809733	124,295.883 136,707.728 147,897.279 155,365.375 181,879.189 217,150.677 220,602.244 223,696.233 229,759.730 15,456.250
41

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.026079 $1.798128 $1.869563 $1.763790 $1.551309 $1.639648 $1.600797 $1.522841 $1.315497 $1.272841	$2.096738 $2.026079 $1.798128 $1.869563 $1.763790 $1.551309 $1.639648 $1.600797 $1.522841 $1.315497	9,665.670 11,234.155 9,111.134 12,339.048 50,308.125 73,541.713 69,478.397 50,806.392 26,898.964 19,154.557
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount inception date August 16, 2017	2020 2019 2018 2017	$2.406287 $1.964327 $2.245288 $2.080755	$2.204004 $2.406287 $1.964327 $2.245288	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.873181 $1.533278 $1.756255 $1.529679 $1.350231 $1.420173 $1.283323 $0.999088 $0.906652 $0.895068	$1.711355 $1.873181 $1.533278 $1.756255 $1.529679 $1.350231 $1.420173 $1.283323 $0.999088 $0.906652	1,806.133 1,868.885 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,653.808
TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480 $1.210984	$1.463291 $1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480	36,879.804 48,174.424 80,057.483 111,605.526 134,456.007 439,398.330 95,809.199 72,901.533 1,046,777.649 102,279.183
PAM TA Aegon U.S. Government Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480 $1.210984	$1.463291 $1.362122 $1.295549 $1.310354 $1.294830 $1.307854 $1.325218 $1.283694 $1.331571 $1.284480	12,692.377 12,570.024 44,062.991 15,370.079 17,291.217 0.000 0.000 9,059.154 51,203.843 274,051.034
TA American Funds Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.341208 $10.596270 $11.381428 $10.043213 $9.546412 $9.999687	$12.724417 $12.341208 $10.596270 $11.381428 $10.043213 $9.546412	10,641.740 13,898.705 20,719.429 22,029.772 5,995.085 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.449318 $1.173862 $1.324174 $1.206481 $1.215230 $1.240013 $1.107105 $1.079798 $0.873976 $0.940525	$1.425557 $1.449318 $1.173862 $1.324174 $1.206481 $1.215230 $1.240013 $1.107105 $1.079798 $0.873976	0.000 0.000 0.000 0.000 1,049.586 3,313.613 2,883.975 2,911.168 7,740.263 1,551.065
42

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.960619 $0.955248 $0.958269 $0.969200 $0.980204 $0.991478 $1.002811 $1.014275 $1.025987 $1.037664	$0.952015 $0.960619 $0.955248 $0.958269 $0.969200 $0.980204 $0.991478 $1.002811 $1.014275 $1.025987	157,942.158 97,585.636 107,435.480 110,147.642 602,071.860 780,802.040 240,235.610 5,208,335.429 1,002,212.063 335,884.188
TA BlackRock iShares Edge 40- Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.458891 $1.282051 $1.356954 $1.253221 $1.242867 $1.262459 $1.212051 $1.147001 $1.096693 $1.091117	$1.578632 $1.458891 $1.282051 $1.356954 $1.253221 $1.242867 $1.262459 $1.212051 $1.147001 $1.096693	192,776.081 120,334.245 136,217.878 483,690.077 543,462.098 686,342.904 791,828.751 975,909.322 546,694.916 497,392.225
TA BlackRock iShares Edge 50 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$12.540106 $10.931381 $11.355746 $10.148353 $9.999063	$13.602992 $12.540106 $10.931381 $11.355746 $10.178353	125,098.301 51,994.8583 52,693.980 39,916.576 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$13.499915 $11.353019 $11.951613 $10.247742 $9.999063	$14.715810 $13.499915 $11.353019 $11.951613 $10.247742	32,093.826 4,210.878 4,373.160 4,564.319 7,046.693
TA BlackRock iShares Edge 100 - Service Class Subaccount inception date March 21, 2016	2020 2019 2018 2017 2016	$14.739313 $11.967383 $12.786706 $10.495527 $9.999063	$16.011504 $14.739313 $11.967383 $12.786706 $10.495527	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.117113 $1.829518 $1.936128 $1.753500 $1.690641 $1.712214 $1.648347 $1.484094 $1.364595 $1.330448	$2.369076 $2.117113 $1.829518 $1.936128 $1.753500 $1.690641 $1.712214 $1.648347 $1.484094 $1.364595	302,819.241 356,071.620 451,948.774 680,658.347 827,437.546 1,049,799.213 1,338,971.034 1,360,001.898 1,205,118.904 249,943.856
TA International Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.581350 $1.255497 $1.547869 $1.232918 $1.248718 $1.266152 $1.353966 $1.162913 $0.965225 $1.087417	$1.885189 $1.581350 $1.255497 $1.547869 $1.232918 $1.248718 $1.266152 $1.353966 $1.162913 $0.965225	73,498.391 73,498.391 73,498.391 56,338.657 56,338.657 0.000 0.000 0.000 0.000 0.000
43

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.729498 $1.436587 $1.454151 $1.259987 $1.224018 $1.236585 $1.159978 $0.985820 $0.886410 $1.005272	$1.954561 $1.729498 $1.436587 $1.454151 $1.259987 $1.224018 $1.236585 $1.159978 $0.985820 $0.886410	310,643.189 334,648.403 331,418.456 356,436.752 960,894.068 1,090,065.616 923,074.127 229,603.106 58,174.557 47,935.972
TA Janus Mid-Cap Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.026954 $2.245875 $2.305443 $1.811340 $1.875314 $2.002257 $2.030579 $1.479482 $1.375850 $1.495060	$3.559106 $3.026954 $2.245875 $2.305443 $1.811340 $1.875314 $2.002257 $2.030579 $1.479482 $1.375850	10,006.979 15,358.438 21,831.358 22,741.651 23,976.657 23,527.594 21,490.075 21,462.697 23,146.739 21,984.614
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.566460 $1.395405 $1.474664 $1.325075 $1.284970 $1.328235 $1.317834 $1.221905 $1.153065 $1.139437	$1.722842 $1.566460 $1.395405 $1.474664 $1.325075 $1.284970 $1.328235 $1.317834 $1.221905 $1.153065	1,258,700.326 1,470,460.300 1,683,047.873 2,154,847.679 2,412,649.139 3,674,559.403 4,619,876.886 4,584,390.486 4,051,492.302 2,890,928.078
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.834069 $1.473963 $1.669738 $1.357939 $1.297963 $1.341282 $1.324429 $1.059951 $0.953993 $1.023225	$2.254900 $1.834069 $1.473963 $1.669738 $1.357939 $1.297963 $1.341282 $1.324429 $1.059951 $0.953993	26,932.118 26,932.118 26,932.118 106,573.400 108,436.510 110,039.375 110,388.630 111,344.552 20,487.150 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768441 $1.493280 $1.629862 $1.379608 $1.313310 $1.362744 $1.345485 $1.143248 $1.047768 $1.084474	$2.004728 $1.768441 $1.493280 $1.629862 $1.379608 $1.313310 $1.362744 $1.345485 $1.143248 $1.047768	1,175,359.122 1,376,288.888 2,018,621.565 2,533,939.516 2,887,077.103 3,488,921.167 3,734,010.192 3,894,425.066 3,009,000.675 1,831,656.827
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.707726 $1.486830 $1.589026 $1.384135 $1.330098 $1.379563 $1.359940 $1.214821 $1.126254 $1.135864	$1.895595 $1.707726 $1.486830 $1.589026 $1.384135 $1.330098 $1.379563 $1.359940 $1.214821 $1.126254	5,754,745.934 6,296,473.176 6,779,169.840 9,214,744.701 10,371,848.223 11,490,625.400 11,234,841.521 9,988,755.059 7,800,489.140 5,427,624.738
44

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.178454 $1.101111 $1.114863 $1.090363 $1.080605 $1.089389 $1.048423 $1.083555 $1.046329 $1.000000	$1.248535 $1.178454 $1.101111 $1.114863 $1.090363 $1.080605 $1.089389 $1.048423 $1.083555 $1.046329	147,551.996 168,200.292 204,339.595 240,443.190 245,514.860 242,515.787 157,558.135 214,513.370 168,175.791 126,979.526
TA JPMorgan Enhanced Index - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.691612 $2.083252 $2.247761 $1.881772 $1.712878 $1.738751 $1.543173 $1.181309 $1.029301 $1.036203	$3.189502 $2.691612 $2.083252 $2.247761 $1.881772 $1.712878 $1.738751 $1.543173 $1.181309 $1.029301	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.338003 $1.150763 $1.321464 $1.100359 $1.101127 $1.135203 $1.157384 $1.040939 $0.936123 $1.024034	$1.515135 $1.338003 $1.150763 $1.321464 $1.100359 $1.101127 $1.135203 $1.157384 $1.040939 $0.936123	577,689.770 639,257.061 773,643.946 1,432,217.230 1,780,730.674 1,613,023.429 1,031,983.153 760,050.340 492,852.799 35,444.155
TA JPMorgan Mid Cap Value - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.901249 $2.329152 $2.680285 $2.395162 $2.119969 $2.209281 $1.943423 $1.495254 $1.257966 $1.250762	$2.897929 $2.901249 $2.329152 $2.680285 $2.395162 $2.119969 $2.209281 $1.943423 $1.495254 $1.257966	0.000 37,070.091 35,450.324 33,417.847 34,703.535 38,115.240 40,419.465 39,843.327 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.335370 $1.206940 $1.261081 $1.175557 $1.141201 $1.158978 $1.103029 $1.059640 $0.997395 $1.000000	$1.479967 $1.335370 $1.206940 $1.261081 $1.175557 $1.141201 $1.158978 $1.103029 $1.059640 $0.997395	640,886.103 683,994.379 744,461.151 889,214.371 1,828,399.202 1,879,732.245 1,957,550.236 1,974,554.921 1,650,460.256 695,735.385
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.335426 $1.163846 $1.217664 $1.114936 $1.135321 $1.172732 $1.093470 $1.011240 $1.000000	$1.312999 $1.335426 $1.163846 $1.217664 $1.114936 $1.135321 $1.172732 $1.093470 $1.011240	328,652.017 361,889.175 385,558.637 569,736.177 802,973.607 1,073,646.431 1,043,546.839 975,761.289 486,813.776
45

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.406499 $1.217750 $1.293018 $1.155266 $1.180181 $1.230027 $1.150117 $1.006278 $1.000000	$1.360387 $1.406499 $1.217750 $1.293018 $1.155266 $1.180181 $1.230027 $1.150117 $1.006278	35,141.202 33,493.071 38,779.961 161,938.833 155,895.655 198,316.222 160,308.833 165,260.427 0.000
TA Madison Diversified Income - Service Class Subaccount inception date June 1, 2017	2020 2019 2018 2017	$1.497282 $1.317622 $1.342985 $1.281987	$1.597981 $1.497282 $1.317622 $1.342985	0.000 7,266.063 9,594.923 10,695.765
TA Managed Risk - Balanced ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.524628 $1.333510 $1.413182 $1.260057 $1.228411 $1.264925 $1.223796 $1.110874 $1.036666 $1.033408	$1.570437 $1.524628 $1.333510 $1.413182 $1.260057 $1.228411 $1.264925 $1.223796 $1.110874 $1.036666	3,436,997.436 4,873,369.825 5,603,473.385 6,952,772.098 8,473,296.967 9,132,433.999 8,733,418.859 9,862,875.009 8,826,232.532 5,373,933.931
TA Managed Risk - Conservative ETF - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.505146 $1.357028 $1.423919 $1.297153 $1.260652 $1.283975 $1.234061 $1.161501 $1.102003 $1.080343	$1.561130 $1.505146 $1.357028 $1.423919 $1.297153 $1.260652 $1.283975 $1.234061 $1.161501 $1.102003	1,963,611.399 2,693,970.726 3,006,555.995 3,545,037.956 4,812,326.381 5,884,991.152 7,757,978.832 4,033,778.092 5,606,136.058 2,549,938.300
TA Managed Risk - Growth ETF - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.604251 $1.358937 $1.480630 $1.264107 $1.221573 $1.280626 $1.245877 $1.060956 $0.962049 $0.984247	$1.652884 $1.604251 $1.358937 $1.480630 $1.264107 $1.221573 $1.280626 $1.245877 $1.060956 $0.962049	433,269.946 697,108.478 944,999.643 1,539,087.359 1,777,142.543 2,103,189.742 2,261,092.583 2,216,864.799 1,417,651.419 1,170,130.631
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.454553 $1.240748 $1.290311 $1.177972 $1.143879 $1.195795 $1.119493 $0.990737 $1.000000	$1.730339 $1.454553 $1.240748 $1.290311 $1.177972 $1.143879 $1.195795 $1.119493 $0.990737	159,471.940 175,752.673 226,241.005 463,371.042 537,032.312 723,584.075 686,942.086 641,672.304 166,597.872
46

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.482242 $2.852725 $2.711234 $1.914131 $1.985800 $1.802269 $1.723262 $1.178666 $1.034939 $1.113499	$7.480694 $3.482242 $2.852725 $2.711234 $1.914131 $1.985800 $1.802269 $1.723262 $1.178666 $1.034939	8,714.331 13,802.832 0.000 0.000 0.000 0.000 0.000 1,064.064 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.846528 $1.584897 $1.735472 $1.546680 $1.496195 $1.532210 $1.524566 $1.348936 $1.241971 $1.307502	$2.160292 $1.846528 $1.584897 $1.735472 $1.546680 $1.496195 $1.532210 $1.524566 $1.348936 $1.241971	738,868.259 1,265,001.485 1,442,771.337 1,958,957.566 2,389,378.354 3,624,043.184 3,759,479.707 4,558,691.121 4,293,257.450 3,835,278.347
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount inception date May 1, 2015	2020 2019 2018 2017 2016 2015	$10.802897 $9.525939 $10.447104 $9.392327 $9.464889 $10.263585	$11.372970 $10.802897 $9.525939 $10.447104 $9.392327 $9.464889	1,300.077 2,807.065 4,753.418 13,557.833 4,039.590 4,646.371
TA MSCI EAFE Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$11.187417 $9.358221 $11.053801 $9.998938	$11.906633 $11.187417 $9.358221 $11.053801	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367723 $1.971224 $2.075018 $1.844027 $1.732843 $1.753887 $1.605522 $1.379126 $1.241200 $1.210049	$2.706049 $2.367723 $1.971224 $2.075018 $1.844027 $1.732843 $1.753887 $1.605522 $1.379126 $1.241200	305,419.692 650,235.142 1,118,798.940 1,528,547.922 1,069,822.021 270,949.341 276,298.215 280,704.769 173,726.386 169,241.867
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.325400 $1.120234 $1.217660 $1.099300 $1.055132 $1.095148 $1.027295 $0.929048 $0.930645 $0.974535	$1.426416 $1.325400 $1.120234 $1.217660 $1.099300 $1.055132 $1.095148 $1.027295 $0.929048 $0.930645	143,796.632 177,231.960 222,672.374 387,502.271 704,943.013 791,308.218 779,489.462 806,134.562 518,550.271 22,713.847
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.248447 $1.074127 $1.145513 $1.049559 $1.011268 $1.044591 $0.971833 $0.908879 $0.905567 $0.989799	$1.356344 $1.248447 $1.074127 $1.145513 $1.049559 $1.011268 $1.044591 $0.971833 $0.908879 $0.905567	106,956.765 93,713.632 98,264.224 101,866.787 226,669.840 232,628.428 247,178.018 261,246.710 52,805.924 0.000
47

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305626 $1.086461 $1.190466 $1.048636 $1.011391 $1.059654 $1.007422 $0.872409 $0.876452 $1.003015	$1.408117 $1.305626 $1.086461 $1.190466 $1.048636 $1.011391 $1.059654 $1.007422 $0.872409 $0.876452	0.000 0.000 0.000 26,065.930 26,090.166 26,715.184 27,364.864 27,744.061 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.539459 $1.438915 $1.470550 $1.421393 $1.402982 $1.411811 $1.368660 $1.423766 $1.341954 $1.281147	$1.634666 $1.539459 $1.438915 $1.470550 $1.421393 $1.402982 $1.411811 $1.368660 $1.423766 $1.341954	404,068.227 621,422.870 706,942.313 1,004,709.435 1,424,727.227 1,740,997.401 2,231,597.461 2,584,295.488 2,238,292.747 1,335,865.221
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.073926 $1.003937 $1.031489 $1.011637 $0.985764 $1.026530 $1.004409 $1.123215 $1.068881 $1.000000	$1.154019 $1.073926 $1.003937 $1.031489 $1.011637 $0.985764 $1.026530 $1.004409 $1.123215 $1.068881	277,122.535 368,947.679 412,093.454 686,845.900 856,865.046 964,698.788 1,197,592.175 1,629,239.955 1,313,508.022 168,862.589
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024774 $0.043860 $0.041632 $0.062275 $0.082431 $0.089955 $0.122267 $0.225309 $0.322972 $0.408104	$0.011424 $0.024774 $0.043860 $0.041632 $0.062275 $0.082431 $0.089955 $0.122267 $0.225309 $0.322972	0.000 0.000 508,532.994 0.000 266,068.456 269,417.795 0.000 0.000 131,911.777 180,277.688
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.284269 $1.167839 $1.216498 $1.101592 $1.085488 $1.124509 $1.097845 $1.037138 $0.982517 $1.000000	$1.354131 $1.284269 $1.167839 $1.216498 $1.101592 $1.085488 $1.124509 $1.097845 $1.037138 $0.982517	202,149.620 253,911.760 282,340.238 414,517.918 605,479.289 754,906.778 938,213.333 1,377,711.284 1,122,044.048 263,274.634
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.348041 $1.224498 $1.317035 $1.107312 $1.098408 $1.188721 $1.164823 $1.011291 $0.921979 $1.000000	$1.305017 $1.348041 $1.224498 $1.317035 $1.107312 $1.098408 $1.188721 $1.164823 $1.011291 $0.921979	742,204.610 781,376.763 934,555.779 1,047,102.276 1,074,451.758 1,098,031.256 1,140,045.158 1,157,573.982 755,228.566 76,749.207
48

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.317191 $1.198919 $1.265538 $1.108791 $1.097550 $1.159781 $1.132171 $1.030630 $0.962668 $1.000000	$1.344503 $1.317191 $1.198919 $1.265538 $1.108791 $1.097550 $1.159781 $1.132171 $1.030630 $0.962668	1,064,858.844 1,092,269.975 1,158,483.928 1,513,998.377 1,670,837.102 1,920,150.332 2,040,408.276 2,119,160.659 1,026,762.629 83,822.176
TA S&P 500 Index - Service Class(3) Subaccount inception date May 1, 2017	2020 2019 2018 2017	$13.600069 $10.524816 $11.222352 $9.998938	$15.838907 $13.600069 $10.524816 $11.222352	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.616474 $2.118266 $2.424982 $2.128082 $1.781779 $1.852916 $1.786104 $1.328048 $1.157683 $1.205418	$2.683463 $2.616474 $2.118266 $2.424982 $2.128082 $1.781779 $1.852916 $1.786104 $1.328048 $1.157683	86,559.559 85,882.863 90,828.968 97,972.537 121,640.909 148,291.326 154,706.618 151,784.405 143,032.266 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.666820 $2.801570 $3.056518 $2.533630 $2.308685 $2.285975 $2.176376 $1.531954 $1.342719 $1.337878	$4.469902 $3.666820 $2.801570 $3.056518 $2.533630 $2.308685 $2.285975 $2.176376 $1.531954 $1.342719	66,992.422 87,982.064 89,432.408 92,036.923 108,006.355 113,213.473 127,545.922 133,073.430 112,938.071 128,588.144
TA TS&W International Equity - Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.362597 $1.141543 $1.369752 $1.129528 $1.133789 $1.135028 $1.213370 $0.989210 $0.859382 $1.017449	$1.430649 $1.362597 $1.141543 $1.369752 $1.129528 $1.133789 $1.135028 $1.213370 $0.989210 $0.859382	19,164.242 19,164.242 19,164.242 0.000 0.000 0.000 0.000 6,661.695 12,276.482 7,240.945
49

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC US Growth VP – Service Class Subaccount inception date August 18, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.764865 $2.002211 $2.026058 $1.590311 $1.568691 $1.488352 $1.358317 $1.039813 $0.931964 $0.981208	$3.743146 $2.764865 $2.002211 $2.026058 $1.590311 $1.568691 $1.488352 $1.358317 $1.039813 $0.931964	0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,398.945 6,666.192 6,955.365
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
50

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
New york Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to November 30, 2019	1.35%

Date	Single Life	Joint Life
December 1, 2019 to April 30, 2020	1.45%	1.55%
May 1, 2020 to April 30, 2021	1.50%	1.60%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
February 1, 2018 to April 30, 2020	7.20%
May 1, 2020 to August 31, 2020	6.50%
September 1, 2020 to April 30, 2021	5.00%
new York Single Life Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%
February 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 6.00%
51

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage
March 1, 2019 to November 30, 2019	0-58 59-64 65-70 71-74 75-79 ≥80	N/A 4.00% 5.15% 5.40% 5.50% 5.75%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	N/A 4.00% 5.00% 5.25% 5.75%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	N/A 4.00% 5.00% 5.50%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	N/A 3.75% 5.00% 5.50%
new York Joint life Withdrawal Percentages
Date	Age at time of first withdrawal	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to March 1, 2015	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%
March 2, 2015 to October 1, 2015	0-58 59-64 65-79 ≥80	0.00% 3.80% 4.80% 5.80%
October 1, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 0.00% 4.70% 5.70%
February 1, 2018 to February 28, 2019	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.50%
March 1, 2019 to April 30, 2020	0-61 62-64 65-74 75-79 ≥80	N/A 3.50% 4.50% 5.00% 5.25%
52

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Joint Life Percentage
May 1, 2020 to August 31, 2020	0-61 62-64 65-79 ≥80	N/A 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	N/A 3.25% 4.50% 5.00%
53

APPENDIX
Prior Withdrawal/Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
new york Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to August 31, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%

Date	Rider Benefit	Single Life Option	Joint Life Option
September 1, 2020 to April 30, 2021	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.50%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
March 1, 2019 to November 30, 2019	6.00%
December 1, 2019 to April 30, 2020	5.25%
May 1, 2020 to April 30, 2021	5.00%
New york Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
54

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-66 67-69 70-74 75-79 ≥80	0.00% 4.00% 5.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.05% 4.25% 4.70% 5.00% 5.50%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.50% 4.75% 5.25%	0.00% 3.00% 4.25% 4.75%
55

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2020, 2019 and 2018

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2020, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2020 and summary of investments - other than investments in related parties as of December 31, 2020 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312)298-2000, F: (312)298 2001, www.pwc.com/us

1

Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Emphasis of Matter

As discussed in Note 3 to the financial statements, in 2020 the Company changed its valuation basis for variable annuities to comply with newly prescribed Insurance Regulation 213 issued by the New York Department of Financial Services. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 14, 2021

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31	December 31
	2020	2019

Admitted assets
Cash, cash equivalents and short-term investments	$598	$440
Bonds	5,913	5,333
Preferred stocks	7	5
Common stocks	10	6
Mortgage loans on real estate	1,548	1,547
Policy loans	131	131
Securities lending reinvested collateral assets	398	311
Derivatives	232	114
Other invested assets	341	369

Total cash and invested assets	9,178	8,256

Accrued investment income	72	69
Premiums deferred and uncollected	11	11
Net deferred income tax asset	34	28
Other assets	67	20
Separate account assets	24,153	23,524

Total admitted assets	$33,515	$31,908

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$7,040	$6,493
Policy and contract claim reserves	43	29
Liability for deposit-type contracts	31	30
Transfers from separate accounts due or accrued	(102)	(195)
Asset valuation reserve	118	133
Interest maintenance reserve	25	21
Derivatives	219	102
Payable for collateral under securities loaned and other transactions	441	371
Borrowed money	147	66
Other liabilities	322	309
Separate account liabilities	24,153	23,524

Total liabilities	32,437	30,883

Total capital and surplus	1,078	1,025

Total liabilities and capital and surplus	$33,515	$31,908

See accompanying notes.

3

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018

Revenues
Premiums and annuity considerations	$5,235	$5,306	$5,202
Net investment income	311	344	347
Fee revenue and other income	269	534	325

Total revenue	5,815	6,184	5,874

Benefits and expenses
Death benefits	109	69	70
Annuity benefits	136	117	108
Accident and health benefits	56	45	61
Surrender benefits	6,871	6,667	8,149
Other benefits	8	9	9
Net increase (decrease) in reserves	678	(140)	(128)
Commissions	124	132	146
Net transfers to (from) separate accounts	(2,323)	(1,201)	(2,892)
General insurance expenses and other	113	124	108

Total benefits and expenses	5,772	5,822	5,631

Gain (loss) from operations before federal income taxes	43	362	243
Federal income tax (benefit) expense	20	21	11

Net gain (loss) from operations	23	341	232
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	56	17	(30)

Net income (loss)	$79	$358	$202

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

			Special
	Common	Paid-in	Surplus	Unassigned	Total Capital
	Stock	Surplus	Funds	Surplus	and Surplus

Balance at January 1, 2018	$2	$935	$11	$102	$1,050
Net income (loss)	-	-	-	202	202
Change in net unrealized capital gains (losses), net of taxes	-	-	-	13	13
Change in net deferred income tax asset	-	-	-	(3)	(3)
Change in nonadmitted assets	-	-	-	7	7
Change in surplus as a result of reinsurance	-	-	-	(20)	(20)
Return of capital	-	(56)	-	-	(56)
Dividends to stockholders	-	-	-	(103)	(103)

Balance at December 31, 2018	2	879	11	198	1,090
Net income (loss)	-	-	2	356	358
Change in net unrealized capital gains (losses), net of taxes	-	-	-	(19)	(19)
Change in net deferred income tax asset	-	-	-	19	19
Change in nonadmitted assets	-	-	-	(14)	(14)
Change in asset valuation reserve	-	-	-	(13)	(13)
Change in surplus as a result of reinsurance	-	-	-	(225)	(225)
Return of capital	-	(100)	-	-	(100)
Dividends to stockholders	-	-	-	(75)	(75)
Other changes - net	-	-	-	4	4

Balance at December 31, 2019	$2	$779	$13	$231	$1,025

Continued on next page.

5

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Millions)

			Special
	Common	Paid-in	Surplus	Unassigned	Total Capital and
	Stock	Surplus	Funds	Surplus	Surplus

Balance at December 31, 2019	$2	$779	$13	$231	$1,025
Net income (loss)	-	-	-	79	79
Change in net unrealized capital gains (losses), net of taxes	-	-	-	(7)	(7)
Change in net deferred income tax asset	-	-	-	(4)	(4)
Change in nonadmitted assets	-	-	-	6	6
Change in reserve on account of change in valuation basis	-	-	-	132	132
Change in asset valuation reserve	-	-	-	15	15
Return of capital	-	(95)	-	-	(95)
Dividends to stockholder	-	-	-	(75)	(75)
Other changes - net	-	-	-	2	2

Balance at December 31, 2020	$2	$684	$13	$379	$1,078

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018

Operating activities
Premiums and annuity considerations	$5,235	$5,306	$5,204
Net investment income	322	355	359
Other income	273	307	302
Benefit and loss related payments	(7,168)	(6,919)	(8,383)
Net transfers from separate accounts	2,416	1,188	2,911
Commissions and operating expenses	(243)	(250)	(260)
Federal income taxes (paid) received	(28)	(8)	(24)

Net cash provided by (used in) operating activities	807	(21)	109

Investing activities
Proceeds from investments sold, matured or repaid	1,682	2,126	1,564
Costs of investments acquired	(2,321)	(1,944)	(1,357)
Net change in policy loans	-	-	(5)

Net cash provided by (used in) investing activities	(639)	182	202

Financing and miscellaneous activities
Capital and paid in surplus (returned) received	(96)	(100)	(57)
Net deposits (withdrawals) on deposit-type contracts	-	(1)	(5)
Net change in borrowed money	80	66	(204)
Net change in payable for collateral under securities lending and other transactions	69	1	(107)
Other cash (applied) provided	12	57	(39)
Dividends to stockholders	(75)	(75)	(103)

Net cash used in financing and miscellaneous activities	(10)	(52)	(515)

Net increase (decrease) in cash, cash equivalents and short-term investments	158	109	(204)

Cash, cash equivalents and short-term investments:

Beginning of year	440	331	535

End of year	$598	$440	$331

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except Per Share Amounts)

December  31, 2020

1. Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed annuity, variable life and annuity products, group life coverages, life insurance, index universal life, and guaranteed investment contracts. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

8

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

9

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the RBC (Risk Based Capital) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $14. The changes were recorded to the change in asset valuation reserve line of the statement of changes in capital and surplus.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs, accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivables, accounts receivable and general insurance receivables. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of remittances, payable for securities, unearned investment income, and accrued expenses.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP 101 does not consider state income taxes in the measurement of deferred taxes. SSAP 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted revisions to SSAP No. 105, Working Capital Finance Investments, and the corresponding Issue Paper No. 163, Working Capital Finance Investments. The revisions provided substantive updates to the Working Capital Finance Investments (WCFI) Program requirements in SSAP No. 105. The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not invest in WCFI.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 22, Leases, and the corresponding Issue Paper No. 161, Leases, to incorporate various concepts from U.S. GAAP guidance in Accounting Standards Update (ASU) 2016-02, Leases, into statutory accounting. The revised guidance retains the operating lease concept for statutory accounting, clarifies the

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

application of statutory accounting guidance for leases in certain areas (e.g., sale-leaseback transactions), and identifies the types of assets allowed for lease and sale-leaseback treatment. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2020, the Company has adopted the new rules released by the New York State Department of Financial Services (NYDFS) determining the minimum required reserves for Variable Annuities (VA) under “Insurance Regulation 213” (Reg 213). This new rule replaces New York Regulation 151 that was the basis for reporting through September 30, 2020. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company has reported the decrease to the reserve of $129 as a Change in Valuation Basis recognized as a change in surplus. The full amount of the change is reported in the 2020 financial statements. As of the date of transition, the Company is fully compliant with the provisions of Reg 213.

Correction of Error

As of December 31, 2020, there were no material correction of errors for the Company.

Reclassifications

Certain amounts in prior year footnote disclosures have been reclassified to conform to the current year presentation.

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheet date. The estimated fair values of swaps, including interest rate and currency swaps are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2020 and 2019, respectively:

	December 31, 2020

						Net Asset
	Aggregate Fair	Admitted				Value
	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

Admitted assets
Cash equivalents and short–term investments, other than affiliates	$552	$552	$522	$30	$–	$–
Bonds	6,809	5,913	751	6,056	2	–
Preferred stocks, other than affiliates	7	7	–	7	–	–
Common stocks, other than affiliates	9	9	3	–	6	–
Mortgage loans on real estate	1,681	1,548	–	–	1,681	–
Other invested assets	28	23	–	28	–	–
Derivative assets:
Interest rate swaps	223	223	–	223	–	–
Currency swaps	2	1	–	2	–	–
Credit default swaps	6	4	–	6	–	–
Equity swaps	1	1	–	1	–	–
Interest rate futures	2	2	2	–	–	–
Equity futures	1	1	1	–	–	–
Derivative assets total	235	232	3	232	–	–
Policy loans	131	131	–	131	–	–
Securities lending reinvested collateral	340	340	–	340	–	–
Separate account assets	24,162	24,146	23,130	1,032	–	–

Liabilities
Investment contract liabilities	4,928	4,808	–	1	4,927	–
Derivative liabilities:
Interest rate swaps	207	196	–	207	–	–
Currency swaps	4	8	–	4	–	–
Credit default swaps	(1)	–	–	(1)	–	–
Equity swaps	15	15	–	15	–	–
Derivative liabilities total	225	219	–	225	–	–
Dollar repurchase agreements	146	146	–	146	–	–
Payable for securities lending	398	398	–	398	–	–
Payable for derivative cash collateral	43	43	–	43	–	–
Separate account annuity liabilities	23,722	23,720	–	23,221	501	–

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

			December 31, 2019

						Net Asset
	Aggregate	Admitted				Value
	Fair Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$364	$364	$229	$135	$–	$–
Bonds	5,828	5,333	613	5,128	87	–
Preferred stocks, other than affiliates	5	5	–	5	–	–
Common stocks, other than affiliates	4	4	1	–	3	–
Mortgage loans on real estate	1,616	1,547	–	–	1,616	–
Other invested assets	26	23	–	26	–	–
Derivative assets:
Interest rate swaps	108	108	–	108	–	–
Currency swaps	3	2	–	3	–	–
Credit default swaps	8	4	–	8	–	–
Derivative assets total	119	114	–	119	–	–
Policy loans	131	131	–	131	–	–
Securities lending reinvested collateral	241	241	5	236	–	–
Separate account assets	23,535	23,517	21,368	2,167	–	–

Liabilities
Investment contract liabilities	4,911	4,406	–	1	4,910	–
Derivative liabilities:
Interest rate swaps	76	80	–	76	–	–
Currency swaps	1	2	–	1	–	–
Credit default swaps	(3)	1	–	(3)	–	–
Equity swaps	15	15	–	15	–	–
Interest rate futures	4	4	4	–	–	–
Derivative liabilities total	93	102	4	89	–	–
Dollar repurchase agreements	66	66	–	66	–
Payable for securities lending	311	311	–	311	–
Payable for derivative cash collateral	60	60	–	60	–	–
Separate account annuity liabilities	23,059	23,059	–	21,521	1,538	–

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	2020

				Net Asset
				Value
	Level 1	Level 2	Level 3	(NAV)	Total

Assets:
Bonds
Industrial and miscellaneous	$–	$4	$–	$–	$4

Total bonds	–	4	–	–	4

Common stock
Industrial and miscellaneous	$3	$–	$6	$–	$9

Total common stock	3	–	6	–	9

Cash equivalents and short-term
Money market mutual funds	$522	$–	$–	$–	$522

Total short-term investments	522	–	–	–	522

Derivative assets	3	224	–	–	227
Separate account assets	23,100	502	–	–	23,602

Total assets	$23,628	$730	$6	$–	$24,364

Liabilities:
Derivative liabilities	$–	$196	$–	$–	$196

Total liabilities	$–	$196	$–	$–	$196

	2019

				Net Asset
				Value
	Level 1	Level 2	Level 3	(NAV)	Total

Assets:
Bonds
Industrial and miscellaneous	$–	$2	$1	$–	$3

Total bonds	–	2	1	–	3

Common stock
Industrial and miscellaneous	1	–	3	–	4

Total common stock	1	–	3	–	4

Cash equivalents and short-term
Money market mutual funds	230	–	–	–	230

Total short-term investments	230	–	–	–	230

Securities lending reinvested collateral	5	–	–	–	5
Derivative assets	–	109	–	–	109
Separate account assets	21,368	511	–	–	21,879

Total assets	$21,604	$622	$4	$–	$22,230

Liabilities:
Derivative liabilities	$4	$81	$–	$–	$85

Total liabilities	$4	$81	$–	$–	$85

Bonds classified as Level 2 are valued using inputs from third-party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Common stocks classified as Level 3 contain shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB. In addition, the Company also holds a position that is internally modelled.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2020 and 2019:

				Total Gains	Total Gains (Losses)
	Beginning Balance at	Transfers in	Transfers out	(Losses) Included	Included in Surplus
	January 1, 2020	(Level 3)	(Level 3)	in Net Income (a)	(b)

Bonds
Other	$1	$–	$1	$–	$–
Common stock	3	–	–	–	1

Total	$4	$–	$1	$–	$1

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2020

Bonds
Other	$–	$–	$–	$–	$–
Common stock	–	2	–	–	6

Total	$–	$2	$–	$–	$6

(a)   Recorded as a component of net realized capital gains (losses) on investments in the Statements of Operations

(b)   Recorded as a component of change in net unrealized capital gains (losses) in the Statements of Changes in Capital and Surplus

				Total Gains (Losses)	Total Gains (Losses)
	Beginning Balance at	Transfers in	Transfers out	Included in Net	Included in Surplus
	January 1, 2019	(Level 3)	(Level 3)	Income (a)	(b)

Bonds
Other	$1	$2	$2	$–	$–
Common stock	1	–	1	–	–

Total	$2	$2	$3	$–	$–

					Ending Balance at
	Purchases	Issuances	Sales	Settlements	December 31, 2019

Bonds
Other	$–	$–	$–	$–	$1
Common stock	2	1	–	–	3

Total	$2	$1	$–	$–	$4

(a)   Recorded as a component of net realized capital gains (losses) on investments in the Statements of Operations

(b)   Recorded as a component of change in net unrealized capital gains (losses) in the Statements of Changes in Capital and Surplus

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2020
Bonds
United States Government and agencies	$512	$220	$–	$732
State, municipal and other government	114	19	–	133
Hybrid securities	92	5	4	93
Industrial and miscellaneous	4,051	586	7	4,630
Mortgage and other asset-backed securities	1,144	85	8	1,221

Total unaffiliated bonds	5,913	915	19	6,809
Unaffiliated preferred stocks	7	–	–	7

	$5,920	$915	$19	$6,816

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$8	$1	$–	$9

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2019
Bonds
United States Government and agencies	$474	$122	$–	$596
State, municipal and other government	97	14	–	111
Hybrid securities	90	4	6	88
Industrial and miscellaneous	3,649	323	23	3,949
Mortgage and other asset-backed securities	1,023	62	1	1,084

Total unaffiliated bonds	5,333	525	30	5,828
Unaffiliated preferred stocks	5	–	–	5

	$5,338	$525	$30	$5,833

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$4	$–	$–	$4

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The carrying amount and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2020

December 31:	Carrying Value	Fair Value

Due in one year or less	$258	$263
Due after one year through five years	1,056	1,153
Due after five years through ten years	1,050	1,194
Due after ten years	2,405	2,978

	4,769	5,588
Mortgage and other asset-backed securities	1,144	1,221

Total	$5,913	$6,809

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2020 and 2019 is as follows:

	2020

	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

State, municipal and other government	$–	$–	$3	$–
Hybrid securities	18	4	–	–
Industrial and miscellaneous	48	3	149	4
Mortgage and other asset-backed securities	2	–	178	8

Total bonds	68	7	330	12

Preferred stocks-unaffiliated	–	–	3	–

	$68	$7	$333	$12

	2019

	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$–	$–	$1	$–
State, municipal and other government	1	–	–	–
Hybrid securities	45	6	–	–
Industrial and miscellaneous	154	19	151	4
Mortgage and other asset-backed securities	19	–	90	1

Total bonds	219	25	242	5

Preferred stocks-unaffiliated	–	–	2	–

	$219	$25	$244	$5

During 2020 there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold. There were $3 loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold during the year ended December 31, 2019.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company did not have loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2020, 2019 and 2018.

The Company did not have loan-backed and structured securities as of December 31, 2020, for which an OTTI had been recognized during the current reporting period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2020 and 2019 is as follows:

	2020		2019

	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$1	$9	$–	$1
The aggregate related fair value of securities with unrealized losses	$3	178	19	91

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 18 and 55 securities with a carrying amount of $76 and $244 and an unrealized loss of $7 and $25. Of this portfolio, 67.7% and 61.2% were investment grade with associated unrealized losses of $5 and $9, respectively.

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 86 and 64 securities with a carrying amount of $345 and $249 and an unrealized loss of $12 and $6. Of this portfolio, 79.4% and 87.7% were investment grade with associated unrealized losses of $7 and $4, respectively.

At December 31, 2020 and 2019, the Company did not hold any common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2020 the Company held no common stocks that have been in a continuous loss position for less than twelve months. At December 31, 2019 for common stocks that have been in a continuous loss position for less than twelve months, the Company held 1 security with an insignificant carrying amount and unrealized loss.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value

December 31, 2020
Bond, amortized cost	1	$–	$–
Loan-backed and structured securities, amortized cost	2	4	3

Total	3	$4	$3
December 31, 2019
Bond, amortized cost	2	$4	$4
Loan-backed and structured securities, amortized cost	2	4	4

Total	4	$8	$8

During 2020 and 2019, the Company sold, redeemed or otherwise disposed of 49 and 71 securities as a result of a callable feature which generated investment income of $6 and $4 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2020	2019	2018

Proceeds	$1,102	$1,575	$1,047

Gross realized gains	$18	$10	$2
Gross realized losses	(6)	(6)	(26)

Net realized capital gains (losses)	$12	$4	$(24)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2020, 2019 and 2018 of $27, $11, and $1 respectively.

At December 31, 2020 and 2019, the Company had no recorded investment in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2020, 2019 and 2018.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2020 and 2019 was as follows:

December 31, 2020
	Farm	Commercial	Total

AAA - AA	$–	$867	$867
A	10	590	600
BBB	–	75	75
BB	–	6	6

	$10	$1,538	$1,548

December 31, 2019
	Farm	Commercial	Total

AAA - AA	$–	$848	$848
A	10	642	652
BBB	–	43	43
BB	–	4	4

	$10	$1,537	$1,547

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2020 the Company issued mortgage loans with a maximum interest rate of 5.93% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2020 at the time of origination or acquisitions was 65%. During 2019 the Company issued mortgage loans with a maximum interest rate of 5.35%, and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2019 at the time of origination was 70%.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

During 2020 and 2019, the Company did not reduce the interest rate on any outstanding mortgage loan. During 2020 and 2019, the Company issued no farm mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2020 and 2019.

		Commercial

	Farm	All Other	Total

December 31, 2020
Recorded Investment (All) Current	$10	$1,538	$1,548
Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$10	$597	$607
		Commercial

	Farm	All Other	Total

December 31, 2019
Recorded Investment (All) Current	$10	$1,537	$1,547
Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$10	$617	$627

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2020 and 2019, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2020, 2019 and 2018. At December 31, 2020 and 2019, the Company held a mortgage loan loss reserve in the AVR of $16 and $17, respectively.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2020	2019		2020	2019

Pacific	26%	25%	Apartment	50%	49%
South Atlantic	24	26	Industrial	18	15
Middle Atlantic	14	14	Retail	15	18
E. North Central	12	8	Office	10	11
Mountain	8	9	Other	4	3
W. North Central	6	6	Medical	2	3
W. South Central	5	7	Agricultural	1	1
E. South Central	4	4
New England	1	1

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information.

During 2020 and 2019, no properties were disposed of and there were no impairment losses recorded.

An impairment loss of $2 was taken on a property during the third quarter of 2018 to write the book value down to the current fair value. This impairment loss was included in net realized capital gains (losses) within the Statements of Operations. The Company subsequently disposed of the property during the fourth quarter of 2018, resulting in a realized loss of $1.

Other Invested Assets

During 2020, 2019 and 2018, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2020, the Company had ownership interest in nine LIHTC investments with a carrying value of $161. The remaining years of unexpired tax credits ranged from four to twelve and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2021 to 2022 is $3. Tax credits recognized in 2020 were $22, and other tax benefits recognized in 2020 were $4. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2019, the Company had ownership interest in nine LIHTC investments with a carrying value of $85. The remaining years of unexpired tax credits ranged from five to ten and the properties were not subject to regulatory review. The length of time remaining for the holding periods ranged from one to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2022 is $104. Tax credits recognized in 2019 were $25, and other tax benefits recognized in 2019 were $5. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2020 and 2019 was as follows:

	2020	2019

Fair value - positive	$236	$122
Fair value - negative	(227)	(96)

For the years ended December 31, 2020, 2019 and 2018, the Company recorded unrealized gains (losses) of $30, $23 and $49, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

The Company did not recognize any unrealized gains or losses during 2020, 2019 or 2018 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018

Swaps:
Interest rate	$(2)	$–	$(26)
Credit	(6)	–	(1)
Total return	(49)	(42)	(7)

Total swaps	$(57)	$(42)	$(34)

Futures - net positions	124	66	(4)

Total realized gains (losses)	$67	$24	$(38)

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019

Derivative component of RSATs Credit default swaps	$ 4	$ 7	$ (1)	$ (2)

(1) Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019

Derivative component of RSATs Credit default swaps	$6	$7	$ (1)	$ (3)

Total	$6	$7	$ (1)	$ (3)

(1) Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020, 2019 and 2018:

	2020		2019	2018

Derivative component of RSATs Credit default swaps		$(6)	$–	$(1)

Total		$(6)	$–	$(1)

As stated in Note 2, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2020 and 2019:

		2020
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$1	$75	1.8
Credit default swaps referencing indices		-	20	40.7

Subtotal		1	95	10.0

BBB	2

Single name credit default swaps (3)		4	205	2.4
Credit default swaps referencing indices		2	166	2.9

Subtotal		6	371	2.6

B	4
Single name credit default swaps (3)		-	5	3.0

Subtotal		-	5	3.0

Total		$7	$471	4.1

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

		2019
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$1	$115	1.5
Credit default swaps referencing indices		-	20	41.7

Subtotal		1	135	7.5

BBB	2
Single name credit default swaps (3)		6	243	2.1
Credit default swaps referencing indices		3	125	3.3

Subtotal		9	368	2.5

BB	3
Single name credit default swaps (3)		-	7	0.7

Subtotal		-	7	0.7

Total		$10	$510	3.8

(1)

The rating agency designations are based on availablity and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign governement and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2020, the maximum amounts of potential future recoveries available to offset the $471 from the table above was $0. At December 31, 2019, the maximum amounts of potential future recoveries available to offset the $510 from the table above was $0.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2020 and 2019, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2020	2019	2020	2019

Derivative assets:
Credit default swaps	$351	$262	$6	$8
Currency swaps	20	20	2	3
Equity futures	–	–	1	–
Equity swaps	8	3	1	–
Interest rate futures	–	–	2	–
Interest rate swaps	2,105	2,100	223	108
Derivative liabilities:
Credit default swaps	120	249	(1)	(3)
Currency swaps	81	68	4	1
Equity swaps	376	330	15	15
Interest rate futures	–	–	–	4
Interest rate swaps	1,854	1,402	207	76

*Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2020 and 2019, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2020

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$398	$–	$–	$–	$398
Subject to dollar repurchase agreements	146	–	–	–	146
FHLB capital stock	3	–	–	–	3
On deposit with states	3	–	–	–	3
Pledged as collateral not captured in other categories	61	–	–	–	61

Total Restricted Assets	$611	$–	$–	$–	$611

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2019)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$311	$87	$–	$398	1.19%	1.19%
Subject to dollar repurchase agreements	66	80	–	146	0.44%	0.44%
FHLB capital stock	3	–	–	3	0.01%	0.01%
On deposit with states	3	–	–	3	0.01%	0.01%
Pledged as collateral not captured in other categories	59	2	–	61	0.18%	0.18%

Total Restricted Assets	$442	$169	$–	$611	1.82%	1.82%

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table shows the pledged or restricted assets in other categories as of December 31, 2020 and 2019, respectively:

	Gross (Admitted & Nonadmitted) Restricted
	2020

Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$61	$–	$–	$–	$61

Total	$61	$–	$–	$–	$61

	Gross (Admitted & Nonadmitted) Restricted			Percentage

				Gross
				(Admitted &	Admitted
	Total From		Total Current	Nonadmitted)	Restricted to
	Prior Year	Increase/	Year Admitted	Restricted to	Total Admitted
Description of Assets	(2019)	(Decrease)	Restricted	Total Assets	Assets

Derivatives	$59	$2	$61	0.18%	0.18%

Total	$59	$2	$61	0.18%	0.18%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2020 and 2019:

December 31, 2020

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$177	$177	1.88%	1.89%
Securities lending collateral assets	398	398	4.23	4.25
Other	12	12	0.13	0.13

Total collateral assets	$587	$587	6.24%	6.27%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$587	7.09%

December, 31 2019

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$126	$126	1.48%	1.49%
Securities lending collateral assets	311	311	3.69	3.71
Other	1	1	0.01	0.01

Total collateral assets	$438	$438	5.18%	5.21%

	Amount	% of Liability to Total Liabilities

Recognized Obligation to return collateral asset	$438	5.95%

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2020	2019	2018

Income:
Bonds	$252	$259	$270
Mortgage loans on real estate	67	67	58
Policy loans	8	8	8
Cash, cash equivalents and short-term investments	2	7	5
Derivatives	15	23	23
Other invested assets	(15)	(5)	(5)

Gross investment income	329	359	359
Less: investment expenses	21	20	19

Net investment income before amortization of IMR	308	339	340
Amortization of IMR	3	5	7

Net investment income	$311	$344	$347

Realized Capital Gains (Losses) Net realized capital gains (losses) on investments, including OTTI, are summarized below:
	Year Ended December 31
	2020	2019	2018

Bonds	$(15)	$(7)	$(21)
Common stocks	(1)	–	–
Real estate	–	–	(4)
Derivatives	67	24	(38)
Other invested assets	12	5	9

Change in realized capital gains (losses), before taxes	63	22	(54)
Federal income tax effect	1	(2)	7
Transfer from (to) interest maintenance reserve	(8)	(3)	17

Net realized capital gains (losses) on investments	$56	$17	$(30)

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Year Ended December 31
	2020	2019	2018

Bonds	$6	$6	$(4)
Common stocks	1	–	–
Affiliated entities	–	–	1
Derivatives	(1)	(30)	21
Other invested assets	(14)	6	(6)

Change in unrealized capital gains (losses), before taxes	(8)	(18)	12
Taxes on unrealized capital gains (losses)	1	(1)	1

Change in unrealized capital gains (losses), net of tax	$(7)	$(19)	$13

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary renewal business	$5	$4	$5	$4

	$5	$4	5	4

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2020 and 2019 were as follows:

	Year Ended December 31
	2020	2019

Life insurance reserves	$1,402	$1,308
Annuity reserves and supplementary contracts with life contingencies	5,336	4,924
Accident and health reserves (including long term care)	302	261

Total policy reserves	$7,040	$6,493

Deposit-type contracts	31	30
Policy claims	43	29

Total policy reserves, deposit-type contracts and claim liabilities	$7,114	$6,552

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2020 and 2019, the Company had insurance in force aggregating $6,638 and $7,462, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $984 and $1,050 to cover these deficiencies as of December 31, 2020 and 2019, respectively.

The Company does not issue participating life insurance policies.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213 reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43 (AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2020 and 2019, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2020
2020	$-	60	34	26
2019 and prior	20	2	17	5

	20	62	51	31

Active life reserve	$255			$290

Total accident and health reserves	$275			$321

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2019
2019	$-	$49	$33	$16
2018 and prior	32	(8)	20	4

	32	$41	$53	20

Active life reserve	$197			$255

Total accident and health reserves	$229			$275

The Company’s unpaid claims reserve was $2 and ($8) for the years ended December 31, 2020 and 2019, respectively, for health claims that were incurred prior to those Balance Sheet dates. The change in 2020 and 2019 resulted primarily from variances in the estimated frequency of claims and claim severity.

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2020
2019	$–	$1	$1	$–
2018 and prior	–	–	–	–

	$–	$1	$1	$–

Year ended December 31, 2019
2018	$–	$1	$1	$–
2017 and prior	1	(1)	–	–

	$1	$–	$1	$–

The Company decreased the claim adjustment expense provision by an immaterial amount for insured events of prior years during 2020.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$22	$–	$22	0%
At book value less surrender charge of 5% or more	27	–	–	27	1
At fair value	–	–	5,130	5,130	85

Total with adjustment or at fair value	27	22	5,130	5,179	86
At book value without adjustment (minimal or no charge or adjustment)	734	–	–	734	12
Not subject to discretionary withdrawal	–	–	–	–
provision	130	–	8	138	2

Total individual annuity reserves	891	22	5,138	6,051	100%

Less reinsurance ceded	–	–	–	–

Net individual annuity reserves	$891	$22	$5,138	$6,051

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

	December 31
	2020

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$844	$28	$–	$872	4%
At book value less surrender charge of 5% or more	669	–	–	669	3
At fair value	–	406	16,895	17,301	75

Total with adjustment or at fair value	1,513	434	16,895	18,842	82
At book value without adjustment (minimal or no charge or adjustment)	2,390	65	–	2,455	11
Not subject to discretionary withdrawal	–	–	–	–
provision	505	–	1,165	1,670	7

Total group annuity reserves	4,408	499	18,060	22,967	100%

Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$4,408	$499	$18,060	$22,967

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2020

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$–	$–	$–	0%
At book value less surrender charge of 5% or more	–	–	–	–	0
At fair value	–	–	–	–	0

Total with adjustment or at fair value	–	–	–	–	0
At book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	0
Not subject to discretionary withdrawal	–	–	–	–
provision	28	–	–	28	100

Total deposit-type contracts	28	–	–	28	100%

Less reinsurance ceded	–	–	–	–

Net deposit-type contracts	$28	$–	$–	$28

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$5,248
Exhibit 5, Supp contracts with life contingencies section, total (net)	47
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31

Subtotal	5,326
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,711
Exhibit 3, Supp contracts with life contingencies section, total	9

Subtotal	23,720

Combined total	$29,046

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$23	$–	$23	1%
At book value less surrender charge of 5% or more	21	–	–	21	1
At fair value	15	–	4,807	4,822	82

Total with adjustment or at fair value	36	23	4,807	4,866	84
At book value without adjustment (minimal or no charge or adjustment)	797	–	–	797	14
Not subject to discretionary withdrawal provision	128	–	6	134	2

Total individual annuity reserves	961	23	4,813	5,797	100%

Less reinsurance ceded	–	–	–	–
Net individual annuity reserves	$961	$23	$4,813	$5,797

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

	December 31
	2019
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$695	$27	$–	$722	3%
At book value less surrender charge of 5% or more	677	–	–	677	3
At fair value	–	346	15,569	15,915	72

Total with adjustment or at fair value	1,372	373	15,569	17,314	78
At book value without adjustment (minimal or no charge or adjustment)	2,053	67	–	2,120	10
Not subject to discretionary withdrawal provision	528	1,098	1,116	2,742	12

Total group annuity reserves	3,953	1,538	16,685	22,176	100%

Less reinsurance ceded	–	–	–	–

Net group annuity reserves	$3,953	$1,538	$16,685	$22,176

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$–	$–	$–	$–	0%
At book value less surrender charge of 5% or more	–	–	–	–	0
At fair value	–	–	–	–	0

Total with adjustment or at fair value	–	–	–	–	0
At book value without adjustment (minimal or no charge or adjustment)	–	–	–	–	0
Not subject to discretionary withdrawal provision	26	–	–	26	100

Total deposit-type contracts	26	–	–	26	100%

Less reinsurance ceded	–	–	–	–

Net deposit-type contracts	$26	$–	$–	$26

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	–	–	–	–

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,866
Exhibit 5, Supp contracts with life contingencies section, total (net)	45
current year after reinsurance	30

Subtotal	4,941
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	23,052
Exhibit 3, Supp contracts with life contingencies section, total	6

Subtotal	23,058

Combined total	$27,999

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The amount of reserves on life products by withdrawal characteristics is summarized as follows:

	December 31
	2020
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$1	$1	$2
Universal Life	615	516	642
Universal Life with Secondary Guarantees	40	44	116
Indexed Universal Life with Secondary Guarantees	333	249	317
Other Permanent Cash Value Life Insurance	65	65	82
Variable Universal Life	22	22	60
Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	–	–	267
Accidental Death Benefits	–	–	1
Disability- Active Lives	–	–	1
Disability- Disabled Lives	–	–	3
Miscellaneous Reserves	–	–	112

Total (gross)	1,076	897	1,603
Reinsurance Ceded	165	165	201

Total (net)	$911	$732	$1,402

	Separate Account - Guaranteed
	Account Value	Cash Value	Reserve

Total (net)	$–	$–	$–

	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$150	$149	$304
Not Subject to discretionary withdrawal or no cash values:	$–	$–	$–

Total (gross)	150	149	304
Reinsurance Ceded	–	–	–

Total (net)	$150	$149	$304

Reconciliation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,285
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	112

Subtotal	1,402
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	304

Subtotal	304

Combined total	$1,706

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	December 31
	2019
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$–	$1	$2
Universal Life	603	560	627
Universal Life with Secondary Guarantees	43	44	115
Indexed Universal Life with Secondary Guarantees	285	205	265
Other Permanent Cash Value Life Insurance	25	65	82
Variable Universal Life	20	19	63
Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	–	–	256
Accidental Death Benefits	–	–	1
Disability- Active Lives	–	–	1
Disability- Disabled Lives	–	–	3
Miscellaneous Reserves	–	–	93

Total (gross)	976	894	1,508
Reinsurance Ceded	164	164	200

Total (net)	$812	$730	$1,308

	Separate Account - Guaranteed
	Account Value	Cash Value	Reserve

Total (net)	$–	$–	$–

	Separate Account -Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Universal Life	$126	$124	$270
Not Subject to discretionary withdrawal or no cash values:	$–	$–	$–

Total (gross)	126	124	270
Reinsurance Ceded	–	–	–

Total (net)	$126	$124	$270

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,210
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	93

Subtotal	1,308
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	270

Subtotal	270

Combined total	$1,578

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$498	$3,599	$4,097

Reserves for separate acccounts as of December 31, 2020 with assets at:
Fair Value	$–	$23,504	$23,504
Amortized Cost	521	–	521

Total as of December 31, 2020	$521	$23,504	$24,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With MV adjustment	$50	$–	$50
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	406	22,331	22,737
At book value without fair value adjustment and with current surrender charge of less than 5%	65	–	65

Subtotal	521	22,331	22,852
Not subject to discretionary withdrawal	–	1,173	1,173

Total separate account reserves at December 31, 2020	$521	23,504	$24,025

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2019	$420	$3,965	$4,385

Reserves for separate acccounts as of December 31, 2019 with assets at:
Fair Value	$–	$21,768	$21,768
Amortized Cost	1,561	–	1,561

Total as of December 31, 2019	$1,561	$21,768	$23,329

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With MV adjustment	$50	$–	$50
At book value without fair value adjustment and with current surrender charge of 5% or more
At fair value	346	20,646	20,992
At book value without fair value adjustment and with current surrender charge of less than 5%	67	–	67

Subtotal	463	20,646	21,109
Not subject to discretionary withdrawal	1,098	1,122	2,220

Total separate account reserves at December 31, 2019	$1,561	21,768	$23,329

	Nonindexed Guarantee Less Than or Equal to 4%	Nonguaranteed Separate Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$812	$3,513	$4,325

Reserves for separate acccounts as of December 31, 2018 with assets at:
Fair value	$–	$18,313	$18,313
Amortized cost	2,568	–	2,568

Total as of December 31, 2018	$2,568	$18,313	$20,881

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With MV adjustment	$76	$–	$76
At book value without fair value adjustment and with current surrender charge of 5% or more	32	–	32
At fair value	381	17,194	17,575
At book value without fair value adjustment and with current surrender charge of less than 5%	44	–	44

Subtotal	533	17,194	17,727
Not subject to discretionary withdrawal	2,035	1,119	3,154

Total separate account reserves at December 31, 2018	$2,568	$18,313	$20,881

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2020	2019	2018

Transfer as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$4,122	$4,585	$4,533
Transfers from separate accounts	(6,446)	(5,790)	(7,439)

Net transfers to separate accounts	(2,324)	(1,205)	(2,906)
Miscellaneous reconciling adjustments	1	4	14

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(2,323)	$(1,201)	$(2,892)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The separate account assets legally insulated from general account claims at December 31, 2020 and 2019 are attributed to the following products:

	2020	2019

Variable life	$157	$147
Variable universal life	150	126
Variable annuities	5,507	5,168
Group annuities	15,454	13,337
Registered market value separate accounts	808	755
Non-registered market value separate accounts	75	901
Par annuities	1,450	1,443
Registered market value annuity product - SPL	3	3
Book value separate accounts	527	1,620

Total separate account assets	$24,131	$23,500

At December 31, 2020 and 2019, the Company held separate account assets not legally insulated from the general account in the amount of $22 and $24, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $52, $51, $51, $48, and $47 to the general account in 2020, 2019, 2018, 2017, and 2016, respectively. During the years ended December 31, 2020, 2019, 2018, 2017, and 2016 the general account of the Company had paid $1, $1, $1, $1, and $2 respectively, toward separate account guarantees.

At December 31, 2020 and 2019, the Company reported guaranteed separate account assets at amortized cost in the amount of $527 and $1,620, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $542 and $1,634 at December 31, 2020 and 2019, respectively, which would have resulted in an unrealized gain/(loss) of $15 and $14, respectively, had these assets been reported at fair value.

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2020	2019	2018

Direct premiums	$5,257	$5,333	$5,219
Reinsurance assumed - non affiliates	307	362	445
Reinsurance assumed - affiliates	–	–	–
Reinsurance ceded - non affiliates	(203)	(243)	(300)
Reinsurance ceded - affiliates	(126)	(146)	(162)

Net premiums earned	$5,235	$5,306	$5,202

The Company received reinsurance recoveries in the amounts of $341, $418 and $390 during 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $134 and $185, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2020 and 2019 of $2,995 and $3,089, respectively, of which $1,688 and $1,768 were ceded to affiliates.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and Bank Owned Life Insurance/ Corporate Owned Life Insurance business (BOLI/COLI) to Wilton Re. As a result of the mutual concessions between the parties, the Company paid Wilton Re $1. The net pretax impact to capital and surplus of these adjustments was $1.

During 2019 and 2018, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $347 ($225 after tax) and $31 ($20 after tax), respectively. Deferred gains have been fully amortized as of December 31, 2019.

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2020 and 2019 and the change from the prior year are comprised of the following components:

		December 31, 2020
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$119	$12	$131
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	119	12	131
Deferred Tax Assets Nonadmitted	36	–	36

Subtotal (Net Deferred Tax Assets)	83	12	95
Deferred Tax Liabilities	44	17	61

Net Admitted Deferred Tax Assets (Liabilities)	$39	$(5)	$34

		December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$97	$10	$107
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	97	10	107
Deferred Tax Assets Nonadmitted	46	–	46

Subtotal (Net Deferred Tax Assets)	51	10	61
Deferred Tax Liabilities	20	13	33

Net Admitted Deferred Tax Assets (Liabilities)	$31	$(3)	$28

	Ordinary	Change Capital	Total

Gross Deferred Tax Assets	$22	$2	$24
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	22	2	24
Deferred Tax Assets Nonadmitted	(10)	–	(10)

Subtotal (Net Deferred Tax Assets)	32	2	34
Deferred Tax Liabilities	24	4	28

Net Admitted Deferred Tax Assets (Liabilities)	$8	$(2)	$6

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2020	2019	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$90	$70	$20
Investments	1	1	–
Deferred acquisition costs	24	21	3
Compensation and benefits accrual	1	1	–
Receivables - nonadmitted	1	1	–
Other (including items <5% of total ordinary tax assets)	2	3	(1)

Subtotal	119	97	22

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	36	46	(10)

Admitted ordinary deferred tax assets	83	51	32

Capital:
Investments	12	10	2

Admitted deferred tax assets	$95	$61	$34

Deferred Tax Liabilities:
Ordinary
Investments	$–	$1	$(1)
Policyholder reserves	40	16	24
Capitalized Ceding Commissions	3	3	–
Other	1	–	1

Subtotal	44	20	24

Capital
Investments	17	13	4

Deferred tax liabilities	61	33	28

Net admitted deferred tax assets (liabilities)	$34	$28	$6

As a result of the 2017 Tax Cuts and Jobs Act TCJA, the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting ($18) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

As discussed in Note 2, for the years ended December 31, 2020 and 2019 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2020
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$3	$3
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	29	2	31
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	29	2	31
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	157
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	54	7	61

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$83	$12	$95

	December 31, 2019
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$5	$5
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	23	–	23
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	23	–	23
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	148
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28	5	33

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$51	$10	$61

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

	Ordinary	Change Capital		Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–		$(2)	$(2)
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	6	2		8
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	6	2		8
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX		9
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	26	2		28

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$32	$2		$34

	December 31
	2020	2019	Change

Ratio Percentage Used To Determine Recovery

Period and Threshold Limitation Amount	1097%	1093%	4%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 Above	$1,044	$996	$48

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The impact of tax planning strategies at December 31, 2020 and 2019 was as follows:

	December 31, 2020
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	33%	0%	28%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2020	2019	Change

Current Income Tax

Federal	$20	$21	$(1)

Subtotal	20	21	(1)
Federal income tax on net capital gains	(1)	2	(3)

Federal and foreign income taxes incurred	$19	$23	$(4)

	Year Ended December 31
	2019	2018	Change

Current Income Tax

Federal	$21	$11	$10

Subtotal	21	11	10
Federal income tax on net capital gains	2	(7)	9

Federal and foreign income taxes incurred	$23	$4	$19

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2020	2019	2018

Current income taxes incurred	$19	$23	$4
Change in deferred income taxes (without tax on unrealized gains and losses)	4	(19)	3

Total income tax reported	$23	$4	$7

Income before taxes	$105	$384	$189
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$22	$81	$40

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$(2)	$(1)	$–
Dividends received deduction	(4)	(3)	(5)
Nondeductible expenses	1	1	–
Pre-tax items reported net of tax	(1)	(49)	(9)
Tax credits	(23)	(28)	(18)
Prior period tax return adjustment	–	8	(6)
Deferred tax change on other items in surplus	30	(5)	5

Total income tax reported	$23	$4	$7

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A.

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2020.

Incurred income taxes available for recoupment in the event of future losses:

Total

2018	$–
2019	3
2020	–

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2019	$2
Tax positions taken during prior period	–
Tax positions taken during current period	–
Settlements with taxing authorities	–
Lapse of applicable statute of limitations	–

Balance at December 31, 2019	$2
Tax positions taken during prior period	–
Tax positions taken during current period	–
Settlements with taxing authorities	–
Lapse of applicable statute of limitations	–

Balance at December 31, 2020	$2

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2017 through 2019 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2018	1	-	1
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2018	-	-	-
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2019	(1)	-	(1)
Interest expense (benefit)	(1)	-	(1)

Balance at December 31, 2020	(2)	-	(2)

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

10. Capital and Surplus

The Company has 24,000 common shares authorized, 15,067 shares issued and outstanding. Par value is $125.

On June 30, 2020, the Company paid $96 to Transamerica Life Insurance Company (TLIC) as consideration for the Company’s repurchase of its remaining 1,254 common stock shares held by TLIC.

On December 31, 2018, the Company had 17,142 common shares issued and outstanding. On December 20, 2019 the Company repurchased 821 shares of ordinary common stock at par plus additional contributed capital for a total of $100 paid to its shareholder, TLIC. These shares were subsequently cancelled.

Prior to the redemption in 2018, the Company had 45,981 shares of 6% non-voting, cumulative preferred stock outstanding with a par value of $10. On December 13, 2018, the Company redeemed all 45,981 shares of preferred stock at par plus additional contributed capital for a total of $56, paid to its shareholders; TA Corp received $50 and TLIC received $7.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2021, without prior approval of insurance regulatory authorities, is $107,571.

On December 21, 2020, the Company paid an ordinary common stock dividend of $75 to Transamerica Corp. On June 21, 2019, the Company paid its shareholders TLIC and TA Corp, ordinary common stock dividends of $9 and $66, respectively.

On December 13, 2018 the Company paid TLIC and TA Corp, preferred stock dividends of $0 and $3, respectively. On June 29, 2018 the Company paid ordinary common stock dividends of $12 to TLIC and $88 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2020, the Company meets the minimum RBC requirements.

The Company held special surplus funds in the amount of $13 and $13, as of December 31, 2020 and 2019, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2020 and 2019, respectively, securities with a fair value of $382 and $299 were on loan under securities lending agreements. At December 31, 2020 and 2019, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $398 and $311 at December 31, 2020 and 2019, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

		Fair Value
		2020		2019
Open	$	398	$	311

Total		398		311

Securities received		–		–

Total collateral received	$	398	$	311

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2020		2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$80	$80	$33	$33
30 days or less	115	115	97	97
31 to 60 days	62	62	84	84
61 to 90 days	24	24	37	37
91 to 120 days	76	76	16	16
121 to 180 days	26	26	22	22
2 to 3 years	15	15	5	5
Greater than 3 years	–	–	17	17

Total	398	398	311	311

Securities received	–	–	–	–

Total collateral reinvested	$398	$398	$311	$311

Collateral for securities lending transactions that extend beyond one year from the report date are as follows:

Description of collateral	2020		2019
ABS AUTOS	$	15	$	22

Total collateral extending beyond one year of the reporting date	$	15	$	22

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $398 (fair value of $398) that are currently tradable securities that could be sold and used to pay for the $398 in collateral calls that could come due under a worst-case scenario.

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense allocated to the Company for the years ended December 31, 2020, 2019 and 2018 was insignificant.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $2, $2 and $1 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2020, 2019 and 2018 was insignificant.

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2020, 2019 and 2018 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Effective August 1, 2020, the Company, and an affiliate, TLIC, amended and finalized a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the NYDFS, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to this agreement was $47, $41, and $45 during 2020, 2019 and 2018 , respectively. The amount paid as a result of being a party to this agreement was $50, $52, and $82 during 2020, 2019 and 2018, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The company paid $6, $5, and $4 for these services during 2020, 2019 and 2018, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The company paid $10, $10, and $11 for these services during 2020, 2019 and 2018, respectively.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the Transamerica Series Trust. The Company received $9, $9 and $10 for these services during 2020, 2019 and 2018, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $3, $4 and $4 for the years ended December 31, 2020, 2019 and 2018, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2020, 2019 and 2018, the Company paid (received) an insignificant amount of net interest to (from) affiliates.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

At December 31, 2020 and 2019, the Company reported a net amount of $37 and $3 receivable from affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

In accordance with SSAP No. 25, Affiliates and Other Related Parties, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2020 and 2019, the Company had no short-term intercompany notes receivable.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$2
Real Estate Alternatives Portfolio 3A, Inc	1
Real Estate Alternatives Portfolio 4 HR, LLC	6
Aegon Workforce Housing Fund 2, L.P.	55
Aegon Workforce Housing Fund 3, L.P.	2
Natural Resources Alternatives Portfolio I, LLC	12
Natural Resources Alternatives Portfolio II, LLC	1
Natural Resources Alternatives Portfolio 3, LLC	25
Zero Beta Fund, LLC	14

$118

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheet value (admitted and nonadmitted) and the NAIC Responses for the SCA filings (except 8bi entities) as of December 31, 2020 and 2019:

December 31, 2020

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$1	$1	$–

Total SSAP No. 97 8b(iii) Entities	XXX	$1	$1	$–

SSAP No. 97 8b(iv) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1	$1	$–

Aggregate Total	XXX	$1	$1	$–

December 31, 2019

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	9%	$2	$2	$–

Total SSAP No. 97 8b(iii) Entities	XXX	$2	$2	$–

SSAP No. 97 8b(iv) Entities
None	– %	$–	$–	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$–	$–	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$2	$2	$–

Aggregate Total	XXX	$2	$2	$–

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2020

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–	—	—	—

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/18/2020	$2	Y	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$2	—	—	—

SSAP No. 97 8b(iv) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$–	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$2	—	—	—

Aggregate Total	—	—	$2	—	—	—

        * S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

        ** I – Immaterial or M – Material

        (1) NAIC Valuation Amount is as of the Filing Date to the NAIC

December 31, 2019

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–	—	—	—

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2019	$4	Y	N	I

Total SSAP No. 97 8b(iii) Entities	—	—	$4	—	—	—

SSAP No. 97 8b(iv) Entities
None			$–	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$–	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$4	—	—	—

Aggregate Total	—	—	$4	—	—	—

        * S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

        ** I – Immaterial or M – Material

        (1) NAIC Valuation Amount is as of the Filing Date to the NAIC

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

14. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN#	Exclusive Contract	Type of Business Written	Type of Authority Granted	Total Direct Premiums
					Written/Produced By
					2020	2019	2018

The Vanguard Group, Inc. 100 Vanguard Blvd Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C, B, P, U	$22	$52	$60

Total					$22	$52	$60

C -            Claims Payment

B -            Binding Authority

P -            Premium Collection

U -            Underwriting

The premiums written in 2020, which represents less than 5% of surplus, declined due to the underlying business being closed to new sales in December 2019.

15. Commitments and Contingencies

At December 31, 2020 and 2019, the Company has mortgage loan commitments of $10 and $69, respectively.

The Company has contingent commitments of $37 and $143, at December 31, 2020 and 2019, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $3 and $104, respectively.

Private placement commitments outstanding as of December 31, 2020 and 2019 were $2 and $15, respectively.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2020 and 2019, respectively, was $19 and $9.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheet. The amount of cash collateral received as of December 31, 2020 and 2019, respectively, was $43 and $60.

At December 31, 2020 and 2019, securities in the amount of $7 and $0, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheet as the Company does not have the ability to sell or repledge the collateral.

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2020 and 2019, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2020	2019

Membership Stock:
Class B	3	3

Total	$3	$3

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve and an offsetting premium tax benefit at December 31, 2020 and 2019 for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. These amounts were not material to the Company’s financial position. The guaranty fund (benefit) expense was $5 for the year ended December 31, 2019 and insignificant for the years ended December 31, 2018 and 2020.

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Millions, Except Per Share Amounts)

16. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. As of December 31, 2020 and 2019, the Company had dollar repurchase agreements outstanding in the amount $146 and $66, which is included in borrowed money on the Balance Sheets. Those amounts included an insignificant amount of accrued interest at both December 31, 2020 and 2019. At December 31, 2020, securities with a book value of $146 and a fair value of $147 were subject to dollar repurchase agreements. These securities have maturity dates that range from May 1, 2050 to November 1, 2050. At December 31, 2019, securities with a book value of $66 and a fair value of $66 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

		Fair Value
		2020		2019
Open	$	146	$	66
Total		146		66

Securities received		–		–

Total collateral received	$	146	$	66

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2020 and 2019 there were no securities sold and reacquired within 30 days of the sale date.

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2020 through April 14, 2021.

Events that are indicative of conditions that arose after the Balance Sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2020. On March 31, 2021, the Company paid a common stock dividend of $100 to TA Corp.

75

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

Transamerica Corporation	42-1484983
AEGON Asset Management Services Inc	39-1884868
AEGON Direct Marketing Services Inc	42-1470697
AEGON Financial Services Group Inc	41-1479568
AEGON Institutional Markets Inc	61-1085329
AEGON Management Company	35-1113520
AEGON USA Real Estate Services Inc	61-1098396
AEGON USA Realty Advisors of CA	20-5023693
AUSA Properties Inc	27-1275705
Commonwealth General Corporation	51-0108922
Creditor Resources Inc	42-1079584
CRI Solutions Inc	52-1363611
Financial Planning Services Inc	23-2130174
Garnet Assurance Corporation	11-3674132
Garnet Assurance Corporation II	14-1893533
Garnet Assurance Corporation III	01-0947856
Intersecurities Ins Agency	42-1517005
Ironwood Re Corp	47-1703149
LIICA RE II	20-5927773
Massachusetts Fidelity Trust	42-0947998
MLIC RE I Inc	01-0930908
Money Services Inc	42-1079580
Monumental General Administrators Inc	52-1243288
Pearl Holdings Inc I	20-1063558
Pearl Holdings Inc II	20-1063571
Pine Falls Re Inc	26-1552330
Real Estate Alternatives Portfolio 3A Inc	20-1627078
River Ridge Insurance Company	20-0877184
Short Hills Management	42-1338496
Stonebridge Benefit Services Inc	75-2548428
TCF Asset Management Corp	84-0642550
TCFC Air Holdings Inc	32-0092333
TCFC Asset Holdings Inc	32-0092334

76

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

TLIC Oakbrook Reinsurance Inc.	47-1026613
TLIC Watertree Reinsurance, Inc.	81-3715574
Transamerica Accounts Holding Corp	36-4162154
Transamerica Affinity Services Inc	42-1523438
Transamerica Affordable Housing Inc	94-3252196
Transamerica Asset Management	59-3403585
Transamerica Capital Inc	95-3141953
Transamerica Casualty Insurance Company	31-4423946
Transamerica Commercial Finance Corp I	94-3054228
Transamerica Corporation (OREGON)	98-6021219
Transamerica Finance Corporation	95-1077235
Transamerica Financial Advisors	59-2476008
Transamerica Financial Life Insurance Company	36-6071399
Transamerica Fund Services Inc	59-3403587
Transamerica Home Loan	95-4390993
Transamerica International Re (Bermuda) Ltd	98-0199561
Transamerica Investors Securities Corp	13-3696753
Transamerica Life Insurance Company	39-0989781
Transamerica Pacific Insurance Co Ltd	94-3304740
Transamerica Pacific Re, Inc.	85-1028131
Transamerica Premier Life Insurance Company	52-0419790
Transamerica Resources Inc	52-1525601
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959
Zero Beta Fund LLC	26-1298094

77

Statutory-Basis

Financial Statement Schedule

78

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2020

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)

Fixed maturities
Bonds:
United States government and government agencies and authorities	$499	$734	$514
States, municipalities and political subdivisions	168	175	168
Foreign governments	103	117	103
Hybrid securities	106	108	106
All other corporate bonds	5,026	5,675	5,022
Preferred stocks	7	7	7

Total fixed maturities	5,909	6,816	5,920

Equity securities
Common stocks:
Industrial, miscellaneous and all other	8	10	10

Total equity securities	8	10	10

Mortgage loans on real estate	1,548		1,548
Policy loans	131		131
Other long-term investments	128		128
Receivable for derivative cash collateral posted to counterparty	19		19
Securities lending	398		398
Cash, cash equivalents and short-term investments	598		598

Total investments	$8,739		$8,752

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $4 are held at fair value rather than amortized cost due to having an NAIC 6 rating. No preferred stock securities are held at fair value due to having an NAIC 6 rating.

79

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2020
Individual life	$1,362	$–	$23	$170	$59	$222	$48
Individual health	145	4	13	71	6	68	33
Group life and health	231	2	7	57	11	41	22
Annuity	5,296	–	–	4,937	235	7,527	(2,189)

	$7,034	$6	$43	$5,235	$311	$7,858	$(2,086)

Year ended December 31, 2019
Individual life	$1,246	$–	$14	$171	$62	$71	$66
Individual health	114	4	7	41	5	12	19
Group life and health	216	2	8	67	11	34	24
Annuity	4,911	–	–	5,027	266	6,650	(1,054)

	$6,487	$6	$29	$5,306	$344	$6,767	$(945)

Year ended December 31, 2018
Individual life	$1,145	$–	$17	$166	$48	$190	$63
Individual health	72	4	13	46	4	13	18
Group life and health	198	2	10	77	9	59	21
Annuity	5,218	–	1	4,913	238	8,007	(2,740)
Other	–	–	–	–	48	–	–

	$6,633	$6	$41	$5,202	$347	$8,269	$(2,638)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied

80

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2020
Life insurance in force	$25,806	$109,634	$107,398	$23,570	456%

Premiums:
Individual life	$188	$319	$301	$170	177%
Individual health	71	–	–	71	0%
Group life and health	66	10	1	57	2%
Annuity	4,932	–	5	4,937	0%

	$5,257	$329	$307	$5,235	6%

Year ended December 31, 2019
Life insurance in force	$26,128	$119,675	$117,274	$23,727	494%

Premiums:
Individual life	$189	$374	$356	$171	208%
Individual health	41	–	–	41	0%
Group life and health	81	15	1	67	1%
Annuity	5,022	–	5	5,027	0%

	$5,333	$389	$362	$5,306	7%

Year ended December 31, 2018
Life insurance in force	$25,897	$142,548	$139,964	$23,313	600%

Premiums:
Individual life	$183	$456	$439	$166	265%
Individual health	46	–	–	46	0%
Group life and health	81	5	1	77	1%
Annuity	4,909	1	5	4,913	0%

	$5,219	$462	$445	$5,202	8%

81

PART C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required statutory financial statements are included in Part B of this Registration Statement. Required separate account financials statements are incorporated by reference to N-VPFS (811-08750) filed on April 21, 2021.

(b)	Exhibits:

(1) (a)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing establishment of the Separate Account. Note 1

(b)	Resolution of the Board of Directors of Transamerica Financial Life Insurance Company authorizing Consolidation of the Separate Accounts. Note 23

(2)	Not Applicable.

(3) (a)	Amended and Restated Principal Underwriting Agreement—Transamerica Financial Life Insurance Company and Transamerica Capital, Inc. Note 19

(b)	Broker/Dealer Life Insurance Company Product Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 1

(4) (a)	Policy. Note 2

(b)	Policy Rider (Access Rider). Note 3

(c)	Policy Rider (Retirement Income Choice). Note 28

(d)	Policy Rider (Living Benefits). Note 4

(e)	Policy Rider (Fund Facilitation Fee). Note 5

(f)	Policy Rider (Retirement Income Choice – Double Initial Withdrawal Base Benefit). Note 28

(g)	Policy Rider (Retirement Income Choice 1.2). Note 28

(h)	Policy Rider (Retirement Income Choice 1.4). Note 28

(i)	Policy Rider (Income Link). Note 28

(j)	Policy Rider (Retirement Income Max). Note 28

(k)	Policy Rider (Retirement Income Choice 1.6). Note 19

(5) (a)	Application. Note 2

(b)	Application. Note 6

(6) (a)	Articles of Incorporation Transamerica Financial Life Insurance Company. Note 8

(b)	Bylaws of Transamerica Financial Life Insurance Company. Note 8

(7)	Reinsurance Agreements. Not Applicable

(8) (a)	Participation Agreement (AllianceBernstein). Note 2

(a)(1)	Amendment No. 2 to Participation Agreement (AllianceBernstein). Note 1

(a)(2)	Amendment No. 5 to Participation Agreement (AllianceBernstein). Note 1

(a)(3)	Amendment No. 6 to Participation Agreement (AllianceBernstein). Note 1

(a)(4)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 28

(a)(5)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 32

(a)(6)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 38

(8) (b)	Participation Agreement (American Funds). Note 9

(b)(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 1

(b)(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 24

(b)(3)	Amendment No. 5 to Participation Agreement (American Funds). Note 27

(b)(4)	Amendment No. 7 to Participation Agreement (American Funds). Note 32

(b)(5)	Amendment No. 8 to Participation Agreement (American Funds). Note 38

(8) (c)	Participation Agreement (Fidelity—II). Note 10

(c)(1)	Amendment No. 1 to Participation Agreement (Fidelity—II). Note 10

(c)(2)	Amendment No. 9 to Participation Agreement (Fidelity—II). Note 11

(c)(3)	Summary Prospectus Agreement (Fidelity—II). Note 1

(c)(4)	Amendment No.10 to Participation Agreement (Fidelity—II). Note 21

(8) (d)	Participation Agreement (Fidelity—III). Note 10

(d)(1)	Amendment No. 1 to Participation Agreement (Fidelity—III). Note 10

(d)(2)	Amendment No. 7 to Participation Agreement (Fidelity—III). Note 11

(d)(3)	Summary Prospectus Agreement (Fidelity—III). Note 1

(d)(4)	Amendment No.8 to Participation Agreement (Fidelity—III). Note 21

(8) (e)	Participation Agreement (GE). Note 9

(e)(1)	Amendment No. 1 to Participation Agreement (GE). Note 11

(e)(2)	Amendment No. 2 to Participation Agreement (GE). Note 21

(e)(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 33

(8) (f)	Participation Agreement (TST). Note 19

(f)(1)	Amendment No. 1 to Participation Agreement (TST). Note 20

(f)(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 22

(f)(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 25

(f)(4)	Amendment No. 2 to Participation Agreement (TST). Note 26

(f)(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 28

(f)(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 29

(f)(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 30

(f)(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 30

(f)(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 30

(f)(10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 31

(f)(11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 32

(f)(12)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 33

(f)(13)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST). Note 34

(f)(14)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST). Note 34

(f)(15)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 38

(8) (g)	Participation Agreement (AIM/INVESCO). Note 2

(g)(1)	Amendment No. 1 to Participation Agreement (AIM/INVESCO). Note 19

(g)(2)	Amendment No. 2 to Participation Agreement (AIM/INVESCO). Note 12

(g)(3)	Amendment No. 6 to Participation Agreement (AIM/INVESCO). Note 7

(g)(4)	Amendment No. 7 to Participation Agreement (AIM/INVESCO). Note 13

(g)(5)	Amendment No. 8 to Participation Agreement (AIM/INVESCO). Note 23

(8) (h)	Participation Agreement (Franklin/Templeton). Note 14

(h)(1)	Form of Notice Pursuant to Schedule C of Participation Agreement (Franklin/Templeton). Note 5

(h)(2)	Amendment No. 1 to Participation Agreement (Franklin/Templeton). Note 15

(h)(3)	Amendment No. 2 to Participation Agreement (Franklin/Templeton). Note 15

(h)(4)	Amendment No. 3 to Participation Agreement (Franklin/Templeton). Note 15

(h)(5)	Amendment No. 5 to Participation Agreement (Franklin/Templeton). Note 2

(h)(6)	Amendment No. 7 to Participation Agreement (Franklin/Templeton). Note 16

(h)(7)	Amendment No. 9 to Participation Agreement (Franklin/Templeton). Note 17

(h)(8)	Addendum to Participation Agreement (Franklin/Templeton). Note 19

(h)(9)	Amendment to Participation Agreement (Franklin/Templeton). Note 19

(h)(10)	Amendment to Participation Agreement January 15, 2013 (Franklin/Templeton). Note 19

(h)11)	Amendment No. 12 to Participation Agreement (Franklin/Templeton). Note 23

(h)(12)	Amendment No. 13 to Participation Agreement (Franklin/Templeton). Note 25

(h)(13)	Amendment No. 14 to Participation Agreement (Franklin/Templeton). Note 28

(h)(14)	Amendment No. 15 to Participation Agreement (Franklin/Templeton). Note 28

(8) (i)	Participation Agreement (Janus). Note 18

(i)(1)	Amendment No. 4 to Participation Agreement (Janus). Note 17

(i)(2)	Amendment No. 5 to Participation Agreement (Janus). Note 25

(8) (j)	Participation Agreement (MFS). Note 2

(j)(1)	Amendment No. 3 to Participation Agreement (MFS). Note 2

(j)(2)

Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Transamerica Financial Life Insurance Company and MFS Fund Distributors, Inc. (MFS). Note 30

(8) (k)	Amended and Restated Participation Agreement (Fidelity). Note 25

(k)(1)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 32

(k)(2)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 38

(9)	Opinion and Consent of Counsel. Note 39

(10)	Consent of Independent Registered Public Accounting Firm. Note 39

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney. Blake S. Bostwick, Fred Gingerich, Matthew McCorry, Karyn Polak, C. Michiel van Katwijk, Zachary Harris, Wendy E. Cooper, Anne C. Kronenberg, June Yuson. Note 39

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185574) filed on December 20, 2012.

Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N- 4 Registration Statement (File No. 333-147041) filed on May 22, 2008.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-142763) filed on July 31, 2007.

Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 033-83560) filed on October 28, 2004.

Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-147041) filed on December 29, 2008.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-147041) filed on September 15, 2009.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-147041) filed on August 6, 2010.

Note 8.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-172715) filed on May 6, 2011.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) filed on November 19, 2009

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-83560) filed on April 27, 2001.

Note 11.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 033-83560) filed on April 30, 2007.

Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-147041) filed on December 9, 2011.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) filed on April 29, 2005.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-147041) filed on April 27, 2010.

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-147041) filed on February 15, 2011.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-147041) filed on April 13, 2012.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-83560) filed on October 3, 2000.

Note 19.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-187920) filed on April 15, 2013.

Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 21.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189436) filed on September 11, 2013.

Note 22.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on October 2, 2013.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-187920) filed on October 25, 2013.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186035) filed on February 21, 2014.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-187920) filed on April 28, 2014.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189436) filed on February 19, 2015.

Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-187920) filed on April 29, 2015.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186033) filed on October 13, 2015.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-187920) filed on April 28, 2016.

Note 31.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215599) filed on January 18, 2017.

Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333.-185574) filed on April 24, 2017.

Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185574) filed on April 30, 2018.

Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185574) filed on April 25, 2019.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-187920) filed on April 26, 2019.

Note 36.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-236183) filed on January 31, 2020.

Note 37.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-187920) filed on April 29, 2020.

Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-233840) filed on July 31, 2020.

Note 39.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	President and Chief Executive Officer, Individual Solutions Division

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Director, Vice President, Controller and Assistant Treasurer

Matthew McCorry 100 Light Street Baltimore, MD 21202	Director and Chief Operating Officer, Individual Solutions

Karyn Polak 100 Light Strreet Baltimore, MD 21202	Director, General Counsel, Secretary and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer

Zachary Harris 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director

Wendy E. Cooper 245 East 93rd Street New York, NY 10128	Director

Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director

June Yuson 245 East 93rd Street New York, NY 10128	Director

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2020, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB

National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
Aegon LIHTC Fund 63, LLC	Delaware	Sole Member: Aegon Community Investments 63, LLC	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%).	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Private Opportunities Partners I, LLC	Delaware	Sole member: Transamerica Life Insurance Company	Investments (private equity)
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III, L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%); non- affiliate of Aegon, Bank of America, N.A. (73.39%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co- general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investments
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non- affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	Iowa	100% Transamerica Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica Pacific Insurance Company, Ltd. (14.27%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of February 28, 2021, there were 518 Contract owners.

Item 28.	Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$259,075	0	0	0

(1)	Fiscal Year 2020

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)

Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the contract may be accepted.

(b)

Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

The Depositor hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 29th day of April, 2021.

SEPARATE ACCOUNT VA BNY Registrant

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY Depositor

Blake S. Bostwick *
President and Chief Executive Officer, Individual Solutions Division

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	President and Chief Executive Officer, Individual Solutions Division	April 29, 2021

* Fred Gingerich	Director, Vice President, Controller and Assistant Treasurer	April 29, 2021

* Matthew McCorry	Director and Chief Operating Officer, Individual Solutions Division	April 29, 2021

* Karyn Polak	Director, General Counsel, Secretary and Senior Vice President	April 29, 2021

* C. Michiel van Katwijk	Chief Financial Officer, Executive Vice President and Treasurer	April 29, 2021

* Zachary Harris	Director	April 29, 2021

* Wendy E. Cooper	Director	April 29, 2021

* Anne C. Kronenberg	Director	April 29, 2021

* June Yuson	Director	April 29, 2021

/s/Brian Stallworth Brian Stallworth	Assistant Secretary	April 29, 2021

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.